Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		abrdn Funds
Entity Central Index Key		0001413594
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000229258
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Dividend Fund
Class Name		Institutional Class
Trading Symbol		JIEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Dividend Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.01%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese chip maker Taiwan Semiconductor Manufacturing Company executed consistently well and reported strong results that exceeded expectations. Our semiconductor stock in the Netherlands, ASML Holding, also boosted gains, although we exited the position during the review period for opportunities elsewhere. Both the stocks’ outperformance was mostly driven by a cyclical upturn in semiconductor pricing and strong artificial intelligence (AI)-led demand. The tech rally faded in the final three months of the review period on global macro uncertainties and a September rotation into Chinese equities following the government’s comprehensive stimulus announcements. Elsewhere in the Netherlands, financial services company Adyen, which was held in the portfolio before the strategy change, posted solid second half results in February, with better-than-expected volumes and where the company gave full year guidance for the first time since IPO. We sold the holding when the Fund’s scope transitioned towards the emerging markets.

What detracted from performance?

South Korea’s Samsung Electronics’ preferred shares lagged on uncertainty around its high bandwidth memory (HBM) product, designed to service high-end tech around AI, qualifying for use by a key customer. However, we believe Samsung remains on a track for a turnaround in the medium term. Elsewhere, Chinese equities softened due to slow demand recovery and stimulus measures by the government not having a sustainable impact. Consequently, brewer Budweiser APAC underperformed. In addition, its results were affected by the challenging Korea business, while its China business fared within expectations. In Hong Kong, insurer AIA Group sold off amid concerns over the impact of low Chinese rates on its business and AIA Group management’s decision to focus on growth rather than boost shareholder returns.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index (Net TR)	MSCI All Country World ex USA Index (Net TR)
10/14	$1,000,000	$1,011,791	$990,102
11/14	$987,104	$1,001,089	$997,265
12/14	$940,862	$954,953	$961,307
01/15	$936,107	$960,677	$959,883
02/15	$980,736	$990,422	$1,011,201
03/15	$951,105	$976,338	$994,856
04/15	$996,466	$1,051,433	$1,045,115
05/15	$984,028	$1,009,327	$1,028,795
06/15	$941,960	$983,113	$1,000,095
07/15	$925,864	$914,965	$997,314
08/15	$845,752	$832,209	$921,084
09/15	$799,660	$807,173	$878,379
10/15	$855,995	$864,752	$943,768
11/15	$831,120	$831,020	$924,286
12/15	$800,316	$812,495	$906,877
01/16	$759,693	$759,785	$845,188
02/16	$762,350	$758,542	$835,528
03/16	$824,614	$858,918	$903,464
04/16	$840,939	$863,586	$927,243
05/16	$829,929	$831,373	$911,591
06/16	$857,265	$864,600	$897,645
07/16	$879,285	$908,109	$942,036
08/16	$879,664	$930,677	$947,994
09/16	$889,156	$942,644	$959,684
10/16	$867,136	$944,892	$945,886
11/16	$839,041	$901,398	$924,007
12/16	$854,546	$903,388	$947,642
01/17	$897,235	$952,824	$981,212
02/17	$951,462	$981,992	$996,859
03/17	$984,536	$1,006,781	$1,022,131
04/17	$1,012,611	$1,028,822	$1,044,012
05/17	$1,048,761	$1,059,239	$1,077,890
06/17	$1,049,146	$1,069,902	$1,081,237
07/17	$1,068,375	$1,133,678	$1,121,089
08/17	$1,070,298	$1,158,965	$1,126,955
09/17	$1,084,143	$1,154,357	$1,147,876
10/17	$1,104,911	$1,194,824	$1,169,471
11/17	$1,103,757	$1,197,222	$1,178,971
12/17	$1,130,260	$1,240,199	$1,205,322
01/18	$1,180,905	$1,343,565	$1,272,453
02/18	$1,114,986	$1,281,600	$1,212,454
03/18	$1,114,584	$1,257,771	$1,191,070
04/18	$1,112,173	$1,252,206	$1,210,086
05/18	$1,080,821	$1,207,836	$1,182,145
06/18	$1,073,184	$1,157,654	$1,159,926
07/18	$1,105,742	$1,183,084	$1,187,668
08/18	$1,083,635	$1,151,095	$1,162,810
09/18	$1,067,959	$1,144,985	$1,168,107
10/18	$975,513	$1,045,277	$1,073,096
11/18	$996,012	$1,088,353	$1,083,253
12/18	$953,202	$1,059,521	$1,034,222
01/19	$1,017,290	$1,152,290	$1,112,366
02/19	$1,041,627	$1,154,880	$1,134,101
03/19	$1,063,936	$1,164,573	$1,140,855
04/19	$1,106,526	$1,189,090	$1,170,994
05/19	$1,005,933	$1,102,808	$1,108,146
06/19	$1,065,153	$1,171,635	$1,174,873
07/19	$1,075,699	$1,157,308	$1,160,652
08/19	$1,067,992	$1,100,882	$1,124,806
09/19	$1,091,112	$1,121,897	$1,153,752
10/19	$1,125,184	$1,169,204	$1,194,009
11/19	$1,135,325	$1,167,595	$1,204,535
12/19	$1,173,286	$1,254,704	$1,256,697
01/20	$1,146,948	$1,196,217	$1,222,938
02/20	$1,070,485	$1,133,136	$1,126,271
03/20	$896,744	$958,608	$963,195
04/20	$954,941	$1,046,391	$1,036,186
05/20	$1,014,412	$1,054,428	$1,070,098
06/20	$1,064,538	$1,131,938	$1,118,456
07/20	$1,126,983	$1,233,090	$1,168,321
08/20	$1,194,101	$1,260,347	$1,218,333
09/20	$1,180,932	$1,240,132	$1,188,384
10/20	$1,146,099	$1,265,682	$1,162,835
11/20	$1,280,334	$1,382,742	$1,319,254
12/20	$1,377,061	$1,484,392	$1,390,560
01/21	$1,349,614	$1,529,900	$1,393,582
02/21	$1,334,604	$1,541,602	$1,421,170
03/21	$1,335,032	$1,518,320	$1,439,139
04/21	$1,401,077	$1,556,123	$1,481,502
05/21	$1,447,393	$1,592,210	$1,527,844
06/21	$1,467,121	$1,594,954	$1,517,944
07/21	$1,508,720	$1,487,616	$1,492,929
08/21	$1,575,193	$1,526,554	$1,521,307
09/21	$1,480,415	$1,465,888	$1,472,594
10/21	$1,542,171	$1,480,346	$1,507,745
11/21	$1,470,551	$1,420,017	$1,439,854
12/21	$1,505,289	$1,446,662	$1,499,358
01/22	$1,316,592	$1,419,278	$1,444,107
02/22	$1,233,393	$1,376,855	$1,415,522
03/22	$1,236,824	$1,345,758	$1,417,778
04/22	$1,116,744	$1,270,898	$1,328,751
05/22	$1,086,295	$1,276,494	$1,338,289
06/22	$1,001,382	$1,191,671	$1,223,160
07/22	$1,105,165	$1,188,744	$1,265,033
08/22	$1,034,404	$1,193,707	$1,224,346
09/22	$918,183	$1,053,766	$1,101,997
10/22	$981,225	$1,021,048	$1,134,926
11/22	$1,119,746	$1,172,488	$1,268,902
12/22	$1,080,955	$1,156,008	$1,259,414
01/23	$1,161,506	$1,247,288	$1,361,562
02/23	$1,114,750	$1,166,411	$1,313,769
03/23	$1,161,506	$1,201,738	$1,345,885
04/23	$1,210,114	$1,188,119	$1,369,267
05/23	$1,178,172	$1,168,163	$1,319,483
06/23	$1,215,670	$1,212,518	$1,378,687
07/23	$1,232,798	$1,287,999	$1,434,740
08/23	$1,152,710	$1,208,658	$1,369,939
09/23	$1,085,122	$1,177,049	$1,326,670
10/23	$1,065,678	$1,131,315	$1,271,933
11/23	$1,177,709	$1,221,854	$1,386,426
12/23	$1,257,334	$1,269,621	$1,456,083
01/24	$1,229,558	$1,210,668	$1,441,620
02/24	$1,286,499	$1,268,263	$1,478,117
03/24	$1,322,145	$1,299,690	$1,524,323
04/24	$1,309,646	$1,305,505	$1,496,950
05/24	$1,317,979	$1,312,879	$1,540,405
06/24	$1,350,384	$1,364,663	$1,538,940
07/24	$1,369,364	$1,368,725	$1,574,573
08/24	$1,372,605	$1,390,823	$1,619,416
09/24	$1,448,064	$1,483,696	$1,663,023
10/24	$1,384,641	$1,417,711	$1,581,427

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	30.02%	4.25%	3.31%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%
MSCI All Country World ex USA Index (Net TR)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		In connection with a change in name and strategy of the Fund, the Fund's primary prospectus benchmark changed to the MSCI Emerging Markets Index (Net TR) effective as of February 29, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 78,415,816
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 264,051
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$78,415,816
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$264,051

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	23.5%
Taiwan	18.3%
India	10.6%
South Korea	10.0%
Mexico	7.0%
Brazil	5.1%
Indonesia	4.6%
United States	4.1%
South Africa	2.1%
Other	14.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	5.6%
HDFC Bank Ltd.	5.0%
iShares MSCI India ETF	4.1%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	2.8%
ICICI Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.4%
Infosys Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund changed its name from abrdn International Sustainable Leaders Fund to abrdn Emerging Markets Dividend Fund.

The Fund changed its investment objective from "The Fund seeks long-term growth of capital" to "The Fund seeks total return consisting of income and long-term capital appreciation".

The Fund’s 80% policy changed from a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world to a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income.

Dividend Strategy Risk was added as a principal risk of the Fund and Sustainable Investing Risk was removed as a principal risk of the Fund.

Material Fund Change Name [Text Block]		Effective February 29, 2024, the Fund changed its name from abrdn International Sustainable Leaders Fund to abrdn Emerging Markets Dividend Fund.
Material Fund Change Objectives [Text Block]		The Fund changed its investment objective from "The Fund seeks long-term growth of capital" to "The Fund seeks total return consisting of income and long-term capital appreciation".
Material Fund Change Strategies [Text Block]

The Fund’s 80% policy changed from a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world to a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income.

Material Fund Change Risks Change [Text Block]		Dividend Strategy Risk was added as a principal risk of the Fund and Sustainable Investing Risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000057068
Shareholder Report [Line Items]
Fund Name		abrdn Focused U.S. Small Cap Equity Fund
Class Name		Institutional Class
Trading Symbol		GGUIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.90%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's overweight to Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Meanwhile, our overweight to casual diner Brinker International led the consumer discretionary sector’s outperformance for the Fund, as the company’s strong execution resulted in driving industry-leading traffic and sales growth. e.l.f. Beauty was also favorable as the company continued its above-category growth, benefitting from strong innovation and an attractive value proposition. However, we sold e.l.f Beauty as it became a mid-capitalization company and left the Russell 2000 Index. Lastly, within the information technology sector, CyberArk Software added to returns as demand for the company’s identity access management solutions accelerated. Despite this, we disposed of our position due to CyberArk Software’s market capitalization exceeding our targeted range.

What detracted from performance?

The Fund's exposure to Alphatec Holdings drove the healthcare sector’s underperformance for the Fund as concerns regarding the company’s increased capital needs were heightened due to weaker-than-expected cash generation. Also within this sector, Conmed Corporation detracted from performance due to underwhelming earnings and increased investor concern about the competitive environment. Therefore, the Fund sold both positions. Meanwhile, ATS Corporation also hurt performance, and we disposed of our position as we saw further risks to spending on electric-vehicle production lines among North American automotive manufacturers. Crown Holdings’ shares fell, and the Fund sold its position due to concerns about the growing competitiveness in the materials industry.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Russell 2000 Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,006,369	$1,024,234	$1,000,896
12/14	$1,001,817	$1,024,222	$1,029,422
01/15	$974,148	$995,717	$996,309
02/15	$1,006,588	$1,053,370	$1,055,457
03/15	$998,955	$1,042,661	$1,073,844
04/15	$999,909	$1,047,377	$1,046,458
05/15	$1,014,220	$1,061,864	$1,070,349
06/15	$1,013,266	$1,044,098	$1,078,364
07/15	$1,019,945	$1,061,561	$1,065,831
08/15	$994,184	$997,475	$998,854
09/15	$972,240	$968,409	$949,847
10/15	$1,015,175	$1,044,899	$1,003,361
11/15	$1,012,312	$1,050,692	$1,036,000
12/15	$997,689	$1,029,126	$983,982
01/16	$971,492	$971,057	$897,456
02/16	$952,935	$970,744	$897,416
03/16	$994,414	$1,039,091	$969,040
04/16	$1,004,239	$1,045,530	$984,249
05/16	$1,009,696	$1,064,235	$1,006,419
06/16	$998,781	$1,066,424	$1,005,785
07/16	$996,598	$1,108,747	$1,065,837
08/16	$1,006,422	$1,111,575	$1,084,685
09/16	$1,009,696	$1,113,322	$1,096,767
10/16	$1,000,964	$1,089,235	$1,044,627
11/16	$1,017,337	$1,137,981	$1,161,115
12/16	$1,022,230	$1,160,186	$1,193,649
01/17	$1,032,083	$1,182,023	$1,198,357
02/17	$1,038,241	$1,225,984	$1,221,484
03/17	$1,048,094	$1,226,818	$1,223,083
04/17	$1,045,631	$1,239,822	$1,236,495
05/17	$1,064,105	$1,252,511	$1,211,340
06/17	$1,073,957	$1,263,814	$1,253,214
07/17	$1,082,579	$1,287,643	$1,262,525
08/17	$1,080,115	$1,290,124	$1,246,463
09/17	$1,091,200	$1,321,587	$1,324,254
10/17	$1,102,284	$1,350,427	$1,335,542
11/17	$1,136,769	$1,391,433	$1,374,031
12/17	$1,157,277	$1,405,340	$1,368,486
01/18	$1,225,833	$1,479,417	$1,404,250
02/18	$1,188,291	$1,424,886	$1,349,875
03/18	$1,150,748	$1,396,283	$1,367,334
04/18	$1,168,703	$1,401,590	$1,379,155
05/18	$1,176,865	$1,441,157	$1,462,871
06/18	$1,196,452	$1,450,582	$1,473,353
07/18	$1,242,155	$1,498,721	$1,499,031
08/18	$1,276,433	$1,551,352	$1,563,654
09/18	$1,281,330	$1,553,920	$1,526,045
10/18	$1,198,084	$1,439,501	$1,360,291
11/18	$1,235,626	$1,468,332	$1,381,913
12/18	$1,118,147	$1,331,675	$1,217,761
01/19	$1,211,325	$1,445,979	$1,354,758
02/19	$1,247,562	$1,496,832	$1,425,188
03/19	$1,285,523	$1,518,689	$1,395,360
04/19	$1,330,387	$1,579,333	$1,442,762
05/19	$1,269,994	$1,477,131	$1,330,554
06/19	$1,339,015	$1,580,880	$1,424,594
07/19	$1,371,800	$1,604,380	$1,432,796
08/19	$1,364,898	$1,571,674	$1,362,053
09/19	$1,375,251	$1,599,258	$1,390,392
10/19	$1,414,939	$1,633,685	$1,427,010
11/19	$1,473,607	$1,695,785	$1,485,753
12/19	$1,509,695	$1,744,748	$1,528,594
01/20	$1,555,277	$1,742,843	$1,479,569
02/20	$1,436,762	$1,600,150	$1,355,016
03/20	$1,274,489	$1,380,101	$1,060,619
04/20	$1,429,469	$1,562,882	$1,206,299
05/20	$1,495,108	$1,646,463	$1,284,799
06/20	$1,509,695	$1,684,104	$1,330,213
07/20	$1,617,269	$1,779,733	$1,367,031
08/20	$1,719,374	$1,908,665	$1,444,054
09/20	$1,650,089	$1,839,168	$1,395,818
10/20	$1,600,860	$1,799,473	$1,425,052
11/20	$1,768,604	$2,018,385	$1,687,725
12/20	$1,918,240	$2,109,188	$1,833,713
01/21	$1,934,377	$2,099,806	$1,925,990
02/21	$1,966,650	$2,165,440	$2,046,028
03/21	$2,021,111	$2,243,056	$2,066,577
04/21	$2,140,119	$2,358,684	$2,109,973
05/21	$2,107,845	$2,369,451	$2,114,323
06/21	$2,154,238	$2,427,879	$2,155,287
07/21	$2,226,853	$2,468,936	$2,077,463
08/21	$2,351,912	$2,539,345	$2,123,932
09/21	$2,259,126	$2,425,410	$2,061,308
10/21	$2,462,851	$2,589,427	$2,148,995
11/21	$2,476,971	$2,550,012	$2,059,447
12/21	$2,469,455	$2,650,429	$2,105,451
01/22	$2,131,029	$2,494,488	$1,902,752
02/22	$2,149,537	$2,431,653	$1,923,064
03/22	$2,162,756	$2,510,527	$1,946,998
04/22	$1,908,937	$2,285,227	$1,754,033
05/22	$1,922,156	$2,282,163	$1,756,683
06/22	$1,755,587	$2,091,240	$1,612,208
07/22	$1,975,035	$2,287,436	$1,780,527
08/22	$1,901,005	$2,202,070	$1,744,093
09/22	$1,726,504	$1,997,874	$1,576,947
10/22	$1,842,838	$2,161,712	$1,750,551
11/22	$1,935,376	$2,274,545	$1,791,440
12/22	$1,824,330	$2,141,363	$1,675,172
01/23	$1,996,187	$2,288,844	$1,838,444
02/23	$1,927,444	$2,235,348	$1,807,391
03/23	$1,837,550	$2,295,119	$1,721,034
04/23	$1,808,466	$2,319,572	$1,690,093
05/23	$1,792,602	$2,328,597	$1,674,481
06/23	$1,959,172	$2,487,606	$1,810,619
07/23	$2,006,763	$2,576,779	$1,921,345
08/23	$1,945,952	$2,527,037	$1,825,223
09/23	$1,816,398	$2,406,664	$1,717,768
10/23	$1,665,693	$2,342,866	$1,600,619
11/23	$1,845,482	$2,561,335	$1,745,490
12/23	$2,006,763	$2,697,193	$1,958,760
01/24	$1,985,611	$2,727,085	$1,882,577
02/24	$2,107,233	$2,874,703	$1,989,021
03/24	$2,146,893	$2,967,434	$2,060,226
04/24	$2,012,051	$2,836,862	$1,915,222
05/24	$2,133,673	$2,970,895	$2,011,303
06/24	$2,131,029	$3,062,866	$1,992,698
07/24	$2,284,378	$3,119,802	$2,195,154
08/24	$2,252,651	$3,187,716	$2,162,363
09/24	$2,281,734	$3,253,656	$2,177,476
10/24	$2,268,515	$3,229,763	$2,146,025

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	36.19%	9.90%	8.54%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 12,405,460
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$12,405,460
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.5%
Industrials	17.3%
Health Care	15.0%
Consumer Discretionary	13.5%
Information Technology	12.9%
Materials	7.4%
Energy	4.8%
Consumer Staples	2.6%
Real Estate	2.5%
Communication Services	2.2%
Other	1.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	4.4%
Wintrust Financial Corp.	3.9%
WSFS Financial Corp.	3.8%
Corcept Therapeutics, Inc.	3.5%
Brinker International, Inc.	3.2%
Amicus Therapeutics, Inc.	3.2%
Seacoast Banking Corp. of Florida	3.1%
TMX Group Ltd.	3.1%
Enpro, Inc.	3.1%
Merit Medical Systems, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund changed its name from abrdn U.S. Sustainable Leaders Smaller Companies Fund to abrdn Focused U.S. Small Cap Equity Fund.

The Fund’s 80% policy changed from a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by smaller U.S. companies to a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies.

Focus Risk was added as a principal risk of the Fund and Sustainable Investing Risk was removed as a principal risk of the Fund.

Material Fund Change Name [Text Block]		Effective February 29, 2024, the Fund changed its name from abrdn U.S. Sustainable Leaders Smaller Companies Fund to abrdn Focused U.S. Small Cap Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund’s 80% policy changed from a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by smaller U.S. companies to a policy where the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies.

Material Fund Change Risks Change [Text Block]		Focus Risk was added as a principal risk of the Fund and Sustainable Investing Risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000056926
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class A
Trading Symbol		GOPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$141	1.38%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI China A (Onshore) Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's holdings in select consumer names were key contributors, as policy support via “trade-in” programs for new energy vehicles, consumer appliances and electronics, and resilient overseas demand boosted Fuyao Glass and Midea Group. Both companies also delivered solid earnings results. In the industrials sector, Contemporary Amperex Technology rose sharply due to solid results, a low valuation and the anticipated vehicle trade-in programs. Similarly, Sungrow Power was also boosted by the September 2024 Chinese stimulus announcements. Among our financial holdings, Citic Securities was helped by an improving market backdrop, and China Merchants Bank rebounded on growing signs of a recovery in market sentiment.

What detracted from performance?

Weakness in our IT holdings was the largest detractor, amid a challenging domestic macro backdrop. Maxscend Microelectronics lagged after disappointing earnings, and we exited our position owing to softer guidance and persistent demand weakness. Hundsun Technologies and Glodon were weighed down by concerns over slowing IT spending, as local government financing remained under pressure. Elsewhere, private eyecare hospital chain Aier Eye Hospital remained weak following last year’s de-rating, driven by the market’s misaligned growth expectations. Yifeng Pharmacy lagged amid an unsettling sector-wide regulatory investigation into drug price transparency. Spirits producer Kweichow Moutai was impacted by weakness in the wholesale price of its premium products and slower growth in shipments.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI China A (Onshore) Index (Net TR)
10/14	$9,426	$10,267
11/14	$9,272	$11,285
12/14	$9,028	$13,526
01/15	$9,033	$13,261
02/15	$9,229	$13,823
03/15	$9,332	$16,058
04/15	$10,245	$18,793
05/15	$10,170	$19,705
06/15	$9,714	$18,104
07/15	$9,302	$15,486
08/15	$8,440	$13,246
09/15	$8,102	$12,563
10/15	$8,530	$14,079
11/15	$8,264	$14,086
12/15	$8,354	$14,483
01/16	$7,565	$10,882
02/16	$7,465	$10,709
03/16	$8,040	$12,209
04/16	$8,202	$11,891
05/16	$8,117	$11,677
06/16	$8,007	$11,747
07/16	$8,373	$11,954
08/16	$8,635	$12,380
09/16	$8,792	$12,130
10/16	$8,777	$12,222
11/16	$8,697	$12,558
12/16	$8,395	$11,716
01/17	$8,958	$11,988
02/17	$9,136	$12,299
03/17	$9,564	$12,214
04/17	$9,708	$12,020
05/17	$9,973	$12,027
06/17	$10,203	$12,801
07/17	$10,261	$13,245
08/17	$10,362	$13,813
09/17	$10,463	$13,877
10/17	$10,809	$14,280
11/17	$11,069	$13,891
12/17	$11,292	$14,092
01/18	$12,210	$15,124
02/18	$11,773	$14,129
03/18	$11,720	$13,838
04/18	$11,589	$13,069
05/18	$11,928	$12,885
06/18	$11,453	$11,497
07/18	$11,307	$11,212
08/18	$10,957	$10,490
09/18	$10,962	$10,687
10/18	$9,646	$9,604
11/18	$10,282	$9,799
12/18	$9,923	$9,443
01/19	$10,769	$10,261
02/19	$11,300	$11,835
03/19	$11,840	$12,561
04/19	$12,171	$12,589
05/19	$11,246	$11,464
06/19	$12,312	$12,114
07/19	$12,147	$12,174
08/19	$12,088	$11,683
09/19	$12,142	$11,765
10/19	$12,463	$12,099
11/19	$12,224	$11,981
12/19	$13,029	$12,982
01/20	$12,167	$12,946
02/20	$12,507	$12,770
03/20	$11,288	$11,720
04/20	$12,441	$12,562
05/20	$12,659	$12,356
06/20	$13,842	$13,591
07/20	$15,847	$15,604
08/20	$16,755	$16,250
09/20	$16,400	$15,469
10/20	$17,212	$16,013
11/20	$17,973	$17,109
12/20	$20,382	$18,181
01/21	$21,134	$18,848
02/21	$20,403	$18,706
03/21	$19,352	$17,540
04/21	$20,166	$18,248
05/21	$21,602	$19,402
06/21	$20,655	$19,054
07/21	$18,256	$18,083
08/21	$17,345	$18,280
09/21	$18,529	$18,287
10/21	$19,440	$18,681
11/21	$18,611	$18,773
12/21	$19,061	$18,914
01/22	$17,687	$17,245
02/22	$17,602	$17,719
03/22	$15,685	$16,135
04/22	$14,338	$14,481
05/22	$14,655	$14,889
06/22	$16,472	$16,385
07/22	$14,950	$15,386
08/22	$14,380	$14,680
09/22	$13,307	$13,267
10/22	$12,013	$12,183
11/22	$14,037	$13,519
12/22	$14,723	$13,763
01/23	$16,192	$15,193
02/23	$15,014	$14,586
03/23	$14,803	$14,598
04/23	$14,126	$14,295
05/23	$12,679	$13,246
06/23	$12,631	$13,156
07/23	$13,545	$13,901
08/23	$12,230	$12,780
09/23	$11,812	$12,548
10/23	$11,348	$12,171
11/23	$11,358	$12,313
12/23	$11,009	$12,159
01/24	$9,710	$10,926
02/24	$10,670	$12,105
03/24	$10,553	$12,076
04/24	$10,946	$12,327
05/24	$10,717	$12,208
06/24	$10,177	$11,763
07/24	$10,182	$11,837
08/24	$10,118	$11,610
09/24	$12,457	$14,289
10/24	$11,900	$13,893

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	4.87%	(0.92%)	2.36%
Class A with sales load - 5.75%	(1.16%)	(2.08%)	1.75%
MSCI China A (Onshore) Index (Net TR)	14.15%	2.80%	3.07%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 19,502,737
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$19,502,737
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	26.3%
Financials	17.3%
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Health Care	6.7%
Information Technology	5.9%
Exchange-Traded Funds	3.9%
Utilities	2.0%
Materials	1.9%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	7.3%
Fuyao Glass Industry Group Co. Ltd., Class A	4.7%
China Merchants Bank Co. Ltd., Class A	4.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.9%
Midea Group Co. Ltd., Class A	3.7%
Proya Cosmetics Co. Ltd., Class A	3.7%
Sungrow Power Supply Co. Ltd., Class A	3.6%
BYD Co. Ltd., Class A	3.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3.1%

Material Fund Change [Text Block]
C000056928
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class C
Trading Symbol		GOPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$204	2.00%

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI China A (Onshore) Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's holdings in select consumer names were key contributors, as policy support via “trade-in” programs for new energy vehicles, consumer appliances and electronics, and resilient overseas demand boosted Fuyao Glass and Midea Group. Both companies also delivered solid earnings results. In the industrials sector, Contemporary Amperex Technology rose sharply due to solid results, a low valuation and the anticipated vehicle trade-in programs. Similarly, Sungrow Power was also boosted by the September 2024 Chinese stimulus announcements. Among our financial holdings, Citic Securities was helped by an improving market backdrop, and China Merchants Bank rebounded on growing signs of a recovery in market sentiment.

What detracted from performance?

Weakness in our IT holdings was the largest detractor, amid a challenging domestic macro backdrop. Maxscend Microelectronics lagged after disappointing earnings, and we exited our position owing to softer guidance and persistent demand weakness. Hundsun Technologies and Glodon were weighed down by concerns over slowing IT spending, as local government financing remained under pressure. Elsewhere, private eyecare hospital chain Aier Eye Hospital remained weak following last year’s de-rating, driven by the market’s misaligned growth expectations. Yifeng Pharmacy lagged amid an unsettling sector-wide regulatory investigation into drug price transparency. Spirits producer Kweichow Moutai was impacted by weakness in the wholesale price of its premium products and slower growth in shipments.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	MSCI China A (Onshore) Index (Net TR)
10/14	$10,000	$10,267
11/14	$9,836	$11,285
12/14	$9,574	$13,526
01/15	$9,569	$13,261
02/15	$9,769	$13,823
03/15	$9,877	$16,058
04/15	$10,837	$18,793
05/15	$10,750	$19,705
06/15	$10,262	$18,104
07/15	$9,821	$15,486
08/15	$8,907	$13,246
09/15	$8,540	$12,563
10/15	$8,982	$14,079
11/15	$8,701	$14,086
12/15	$8,790	$14,483
01/16	$7,952	$10,882
02/16	$7,843	$10,709
03/16	$8,446	$12,209
04/16	$8,608	$11,891
05/16	$8,514	$11,677
06/16	$8,399	$11,747
07/16	$8,774	$11,954
08/16	$9,050	$12,380
09/16	$9,201	$12,130
10/16	$9,180	$12,222
11/16	$9,092	$12,558
12/16	$8,774	$11,716
01/17	$9,362	$11,988
02/17	$9,539	$12,299
03/17	$9,981	$12,214
04/17	$10,127	$12,020
05/17	$10,393	$12,027
06/17	$10,627	$12,801
07/17	$10,684	$13,245
08/17	$10,783	$13,813
09/17	$10,887	$13,877
10/17	$11,236	$14,280
11/17	$11,496	$13,891
12/17	$11,725	$14,092
01/18	$12,669	$15,124
02/18	$12,210	$14,129
03/18	$12,147	$13,838
04/18	$12,007	$13,069
05/18	$12,351	$12,885
06/18	$11,856	$11,497
07/18	$11,694	$11,212
08/18	$11,329	$10,490
09/18	$11,324	$10,687
10/18	$9,964	$9,604
11/18	$10,610	$9,799
12/18	$10,235	$9,443
01/19	$11,100	$10,261
02/19	$11,642	$11,835
03/19	$12,189	$12,561
04/19	$12,523	$12,589
05/19	$11,564	$11,464
06/19	$12,653	$12,114
07/19	$12,476	$12,174
08/19	$12,408	$11,683
09/19	$12,455	$11,765
10/19	$12,778	$12,099
11/19	$12,528	$11,981
12/19	$13,341	$12,982
01/20	$12,453	$12,946
02/20	$12,791	$12,770
03/20	$11,538	$11,720
04/20	$12,715	$12,562
05/20	$12,927	$12,356
06/20	$14,125	$13,591
07/20	$16,161	$15,604
08/20	$17,076	$16,250
09/20	$16,711	$15,469
10/20	$17,523	$16,013
11/20	$18,296	$17,109
12/20	$20,733	$18,181
01/21	$21,490	$18,848
02/21	$20,733	$18,706
03/21	$19,655	$17,540
04/21	$20,473	$18,248
05/21	$21,910	$19,402
06/21	$20,943	$19,054
07/21	$18,494	$18,083
08/21	$17,566	$18,280
09/21	$18,754	$18,287
10/21	$19,666	$18,681
11/21	$18,821	$18,773
12/21	$19,264	$18,914
01/22	$17,867	$17,245
02/22	$17,770	$17,719
03/22	$15,827	$16,135
04/22	$14,458	$14,481
05/22	$14,771	$14,889
06/22	$16,594	$16,385
07/22	$15,055	$15,386
08/22	$14,464	$14,680
09/22	$13,379	$13,267
10/22	$12,072	$12,183
11/22	$14,100	$13,519
12/22	$14,782	$13,763
01/23	$16,248	$15,193
02/23	$15,060	$14,586
03/23	$14,839	$14,598
04/23	$14,151	$14,295
05/23	$12,691	$13,246
06/23	$12,640	$13,156
07/23	$13,549	$13,901
08/23	$12,225	$12,780
09/23	$11,799	$12,548
10/23	$11,334	$12,171
11/23	$11,334	$12,313
12/23	$10,981	$12,159
01/24	$9,680	$10,926
02/24	$10,629	$12,105
03/24	$10,510	$12,076
04/24	$10,896	$12,327
05/24	$10,663	$12,208
06/24	$10,123	$11,763
07/24	$10,118	$11,837
08/24	$10,055	$11,610
09/24	$12,373	$14,289
10/24	$11,811	$13,893

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	4.21%	(1.56%)	1.68%
Class C with sales load - 1.00%	3.21%	(1.56%)	1.68%
MSCI China A (Onshore) Index (Net TR)	14.15%	2.80%	3.07%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 19,502,737
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$19,502,737
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	26.3%
Financials	17.3%
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Health Care	6.7%
Information Technology	5.9%
Exchange-Traded Funds	3.9%
Utilities	2.0%
Materials	1.9%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	7.3%
Fuyao Glass Industry Group Co. Ltd., Class A	4.7%
China Merchants Bank Co. Ltd., Class A	4.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.9%
Midea Group Co. Ltd., Class A	3.7%
Proya Cosmetics Co. Ltd., Class A	3.7%
Sungrow Power Supply Co. Ltd., Class A	3.6%
BYD Co. Ltd., Class A	3.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3.1%

Material Fund Change [Text Block]
C000056929
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class R
Trading Symbol		GOPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$168	1.64%

Expenses Paid, Amount		$ 168
Expense Ratio, Percent		1.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI China A (Onshore) Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's holdings in select consumer names were key contributors, as policy support via “trade-in” programs for new energy vehicles, consumer appliances and electronics, and resilient overseas demand boosted Fuyao Glass and Midea Group. Both companies also delivered solid earnings results. In the industrials sector, Contemporary Amperex Technology rose sharply due to solid results, a low valuation and the anticipated vehicle trade-in programs. Similarly, Sungrow Power was also boosted by the September 2024 Chinese stimulus announcements. Among our financial holdings, Citic Securities was helped by an improving market backdrop, and China Merchants Bank rebounded on growing signs of a recovery in market sentiment.

What detracted from performance?

Weakness in our IT holdings was the largest detractor, amid a challenging domestic macro backdrop. Maxscend Microelectronics lagged after disappointing earnings, and we exited our position owing to softer guidance and persistent demand weakness. Hundsun Technologies and Glodon were weighed down by concerns over slowing IT spending, as local government financing remained under pressure. Elsewhere, private eyecare hospital chain Aier Eye Hospital remained weak following last year’s de-rating, driven by the market’s misaligned growth expectations. Yifeng Pharmacy lagged amid an unsettling sector-wide regulatory investigation into drug price transparency. Spirits producer Kweichow Moutai was impacted by weakness in the wholesale price of its premium products and slower growth in shipments.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class R	MSCI China A (Onshore) Index (Net TR)
10/14	$10,000	$10,267
11/14	$9,839	$11,285
12/14	$9,578	$13,526
01/15	$9,578	$13,261
02/15	$9,784	$13,823
03/15	$9,890	$16,058
04/15	$10,855	$18,793
05/15	$10,770	$19,705
06/15	$10,287	$18,104
07/15	$9,845	$15,486
08/15	$8,935	$13,246
09/15	$8,568	$12,563
10/15	$9,017	$14,079
11/15	$8,731	$14,086
12/15	$8,823	$14,483
01/16	$7,987	$10,882
02/16	$7,875	$10,709
03/16	$8,481	$12,209
04/16	$8,650	$11,891
05/16	$8,558	$11,677
06/16	$8,446	$11,747
07/16	$8,828	$11,954
08/16	$9,104	$12,380
09/16	$9,262	$12,130
10/16	$9,246	$12,222
11/16	$9,160	$12,558
12/16	$8,837	$11,716
01/17	$9,434	$11,988
02/17	$9,619	$12,299
03/17	$10,061	$12,214
04/17	$10,210	$12,020
05/17	$10,483	$12,027
06/17	$10,725	$12,801
07/17	$10,781	$13,245
08/17	$10,884	$13,813
09/17	$10,992	$13,877
10/17	$11,352	$14,280
11/17	$11,614	$13,891
12/17	$11,847	$14,092
01/18	$12,811	$15,124
02/18	$12,344	$14,129
03/18	$12,292	$13,838
04/18	$12,152	$13,069
05/18	$12,505	$12,885
06/18	$12,002	$11,497
07/18	$11,847	$11,212
08/18	$11,479	$10,490
09/18	$11,474	$10,687
10/18	$10,095	$9,604
11/18	$10,753	$9,799
12/18	$10,375	$9,443
01/19	$11,261	$10,261
02/19	$11,810	$11,835
03/19	$12,370	$12,561
04/19	$12,712	$12,589
05/19	$11,743	$11,464
06/19	$12,857	$12,114
07/19	$12,681	$12,174
08/19	$12,614	$11,683
09/19	$12,665	$11,765
10/19	$12,997	$12,099
11/19	$12,743	$11,981
12/19	$13,577	$12,982
01/20	$12,674	$12,946
02/20	$13,026	$12,770
03/20	$11,754	$11,720
04/20	$12,955	$12,562
05/20	$13,177	$12,356
06/20	$14,400	$13,591
07/20	$16,482	$15,604
08/20	$17,423	$16,250
09/20	$17,050	$15,469
10/20	$17,894	$16,013
11/20	$18,684	$17,109
12/20	$21,181	$18,181
01/21	$21,960	$18,848
02/21	$21,191	$18,706
03/21	$20,099	$17,540
04/21	$20,939	$18,248
05/21	$22,421	$19,402
06/21	$21,433	$19,054
07/21	$18,936	$18,083
08/21	$17,986	$18,280
09/21	$19,210	$18,287
10/21	$20,149	$18,681
11/21	$19,287	$18,773
12/21	$19,744	$18,914
01/22	$18,318	$17,245
02/22	$18,228	$17,719
03/22	$16,238	$16,135
04/22	$14,840	$14,481
05/22	$15,162	$14,889
06/22	$17,039	$16,385
07/22	$15,460	$15,386
08/22	$14,863	$14,680
09/22	$13,753	$13,267
10/22	$12,417	$12,183
11/22	$14,502	$13,519
12/22	$15,212	$13,763
01/23	$16,723	$15,193
02/23	$15,505	$14,586
03/23	$15,280	$14,598
04/23	$14,581	$14,295
05/23	$13,082	$13,246
06/23	$13,031	$13,156
07/23	$13,967	$13,901
08/23	$12,608	$12,780
09/23	$12,174	$12,548
10/23	$11,695	$12,171
11/23	$11,701	$12,313
12/23	$11,340	$12,159
01/24	$9,999	$10,926
02/24	$10,985	$12,105
03/24	$10,861	$12,076
04/24	$11,261	$12,327
05/24	$11,030	$12,208
06/24	$10,467	$11,763
07/24	$10,472	$11,837
08/24	$10,405	$11,610
09/24	$12,806	$14,289
10/24	$12,231	$13,893

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	4.58%	(1.21%)	2.03%
MSCI China A (Onshore) Index (Net TR)	14.15%	2.80%	3.07%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 19,502,737
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$19,502,737
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	26.3%
Financials	17.3%
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Health Care	6.7%
Information Technology	5.9%
Exchange-Traded Funds	3.9%
Utilities	2.0%
Materials	1.9%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	7.3%
Fuyao Glass Industry Group Co. Ltd., Class A	4.7%
China Merchants Bank Co. Ltd., Class A	4.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.9%
Midea Group Co. Ltd., Class A	3.7%
Proya Cosmetics Co. Ltd., Class A	3.7%
Sungrow Power Supply Co. Ltd., Class A	3.6%
BYD Co. Ltd., Class A	3.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3.1%

Material Fund Change [Text Block]
C000056930
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Institutional Class
Trading Symbol		GOPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	1.00%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI China A (Onshore) Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's holdings in select consumer names were key contributors, as policy support via “trade-in” programs for new energy vehicles, consumer appliances and electronics, and resilient overseas demand boosted Fuyao Glass and Midea Group. Both companies also delivered solid earnings results. In the industrials sector, Contemporary Amperex Technology rose sharply due to solid results, a low valuation and the anticipated vehicle trade-in programs. Similarly, Sungrow Power was also boosted by the September 2024 Chinese stimulus announcements. Among our financial holdings, Citic Securities was helped by an improving market backdrop, and China Merchants Bank rebounded on growing signs of a recovery in market sentiment.

What detracted from performance?

Weakness in our IT holdings was the largest detractor, amid a challenging domestic macro backdrop. Maxscend Microelectronics lagged after disappointing earnings, and we exited our position owing to softer guidance and persistent demand weakness. Hundsun Technologies and Glodon were weighed down by concerns over slowing IT spending, as local government financing remained under pressure. Elsewhere, private eyecare hospital chain Aier Eye Hospital remained weak following last year’s de-rating, driven by the market’s misaligned growth expectations. Yifeng Pharmacy lagged amid an unsettling sector-wide regulatory investigation into drug price transparency. Spirits producer Kweichow Moutai was impacted by weakness in the wholesale price of its premium products and slower growth in shipments.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI China A (Onshore) Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$983,728	$1,099,072
12/14	$958,476	$1,317,317
01/15	$958,970	$1,291,529
02/15	$979,732	$1,346,276
03/15	$991,101	$1,563,929
04/15	$1,088,481	$1,830,386
05/15	$1,080,572	$1,919,169
06/15	$1,032,487	$1,763,219
07/15	$988,826	$1,508,250
08/15	$897,535	$1,290,124
09/15	$861,910	$1,223,543
10/15	$907,273	$1,371,212
11/15	$879,047	$1,371,888
12/15	$889,128	$1,410,541
01/16	$804,953	$1,059,859
02/16	$794,368	$1,043,028
03/16	$856,365	$1,189,068
04/16	$873,503	$1,158,156
05/16	$864,430	$1,137,283
06/16	$853,845	$1,144,134
07/16	$892,656	$1,164,284
08/16	$921,387	$1,205,761
09/16	$937,516	$1,181,374
10/16	$936,508	$1,190,371
11/16	$927,939	$1,223,098
12/16	$896,019	$1,141,056
01/17	$956,844	$1,167,529
02/17	$976,267	$1,197,845
03/17	$1,022,269	$1,189,543
04/17	$1,037,603	$1,170,673
05/17	$1,066,227	$1,171,403
06/17	$1,091,273	$1,246,793
07/17	$1,097,917	$1,290,025
08/17	$1,108,651	$1,345,289
09/17	$1,120,407	$1,351,548
10/17	$1,157,720	$1,390,823
11/17	$1,185,832	$1,352,878
12/17	$1,210,024	$1,372,471
01/18	$1,308,875	$1,472,955
02/18	$1,262,296	$1,376,087
03/18	$1,257,121	$1,347,734
04/18	$1,243,147	$1,272,814
05/18	$1,279,893	$1,254,919
06/18	$1,229,691	$1,119,726
07/18	$1,214,164	$1,092,005
08/18	$1,176,901	$1,021,691
09/18	$1,177,419	$1,040,842
10/18	$1,036,646	$935,372
11/18	$1,104,962	$954,403
12/18	$1,066,437	$919,704
01/19	$1,157,905	$999,361
02/19	$1,215,592	$1,152,687
03/19	$1,273,799	$1,223,379
04/19	$1,309,659	$1,226,098
05/19	$1,210,395	$1,116,545
06/19	$1,325,770	$1,179,819
07/19	$1,308,100	$1,185,646
08/19	$1,302,383	$1,137,907
09/19	$1,308,620	$1,145,890
10/19	$1,343,440	$1,178,410
11/19	$1,317,974	$1,166,840
12/19	$1,404,920	$1,264,425
01/20	$1,312,020	$1,260,832
02/20	$1,349,506	$1,243,733
03/20	$1,218,032	$1,141,481
04/20	$1,343,530	$1,223,522
05/20	$1,366,891	$1,203,401
06/20	$1,495,105	$1,323,651
07/20	$1,712,416	$1,519,793
08/20	$1,810,750	$1,582,620
09/20	$1,773,264	$1,506,584
10/20	$1,861,275	$1,559,628
11/20	$1,944,397	$1,666,329
12/20	$2,205,334	$1,770,692
01/21	$2,287,524	$1,835,729
02/21	$2,208,644	$1,821,878
03/21	$2,095,564	$1,708,314
04/21	$2,184,925	$1,777,268
05/21	$2,340,479	$1,889,697
06/21	$2,238,431	$1,855,754
07/21	$1,979,174	$1,761,144
08/21	$1,880,988	$1,780,406
09/21	$2,010,065	$1,781,095
10/21	$2,109,354	$1,819,416
11/21	$2,020,545	$1,828,394
12/21	$2,069,601	$1,842,097
01/22	$1,921,247	$1,679,587
02/22	$1,912,187	$1,725,766
03/22	$1,704,943	$1,571,457
04/22	$1,558,854	$1,410,404
05/22	$1,593,961	$1,450,158
06/22	$1,791,578	$1,595,843
07/22	$1,626,803	$1,498,549
08/22	$1,564,516	$1,429,708
09/22	$1,448,438	$1,292,167
10/22	$1,308,010	$1,186,602
11/22	$1,528,843	$1,316,710
12/22	$1,604,719	$1,340,416
01/23	$1,764,965	$1,479,763
02/23	$1,636,995	$1,420,582
03/23	$1,614,345	$1,421,769
04/23	$1,541,301	$1,392,301
05/23	$1,383,320	$1,290,122
06/23	$1,378,790	$1,281,297
07/23	$1,479,014	$1,353,884
08/23	$1,335,756	$1,244,749
09/23	$1,290,457	$1,222,071
10/23	$1,240,062	$1,185,347
11/23	$1,241,761	$1,199,267
12/23	$1,203,906	$1,184,229
01/24	$1,062,337	$1,064,090
02/24	$1,167,372	$1,178,946
03/24	$1,155,384	$1,176,173
04/24	$1,198,768	$1,200,551
05/24	$1,174,222	$1,188,949
06/24	$1,115,425	$1,145,629
07/24	$1,115,996	$1,152,909
08/24	$1,109,717	$1,130,775
09/24	$1,366,596	$1,391,692
10/24	$1,305,516	$1,353,124

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	5.28%	(0.57%)	2.70%
MSCI China A (Onshore) Index (Net TR)	14.15%	2.80%	3.07%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 19,502,737
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$19,502,737
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	26.3%
Financials	17.3%
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Health Care	6.7%
Information Technology	5.9%
Exchange-Traded Funds	3.9%
Utilities	2.0%
Materials	1.9%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	7.3%
Fuyao Glass Industry Group Co. Ltd., Class A	4.7%
China Merchants Bank Co. Ltd., Class A	4.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.9%
Midea Group Co. Ltd., Class A	3.7%
Proya Cosmetics Co. Ltd., Class A	3.7%
Sungrow Power Supply Co. Ltd., Class A	3.6%
BYD Co. Ltd., Class A	3.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3.1%

Material Fund Change [Text Block]
C000056931
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Institutional Service Class
Trading Symbol		GOPSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$112	1.09%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI China A (Onshore) Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund's holdings in select consumer names were key contributors, as policy support via “trade-in” programs for new energy vehicles, consumer appliances and electronics, and resilient overseas demand boosted Fuyao Glass and Midea Group. Both companies also delivered solid earnings results. In the industrials sector, Contemporary Amperex Technology rose sharply due to solid results, a low valuation and the anticipated vehicle trade-in programs. Similarly, Sungrow Power was also boosted by the September 2024 Chinese stimulus announcements. Among our financial holdings, Citic Securities was helped by an improving market backdrop, and China Merchants Bank rebounded on growing signs of a recovery in market sentiment.

What detracted from performance?

Weakness in our IT holdings was the largest detractor, amid a challenging domestic macro backdrop. Maxscend Microelectronics lagged after disappointing earnings, and we exited our position owing to softer guidance and persistent demand weakness. Hundsun Technologies and Glodon were weighed down by concerns over slowing IT spending, as local government financing remained under pressure. Elsewhere, private eyecare hospital chain Aier Eye Hospital remained weak following last year’s de-rating, driven by the market’s misaligned growth expectations. Yifeng Pharmacy lagged amid an unsettling sector-wide regulatory investigation into drug price transparency. Spirits producer Kweichow Moutai was impacted by weakness in the wholesale price of its premium products and slower growth in shipments.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	MSCI China A (Onshore) Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$983,728	$1,099,072
12/14	$958,421	$1,317,317
01/15	$958,916	$1,291,529
02/15	$979,676	$1,346,276
03/15	$991,044	$1,563,929
04/15	$1,088,419	$1,830,386
05/15	$1,080,510	$1,919,169
06/15	$1,032,217	$1,763,219
07/15	$988,568	$1,508,250
08/15	$897,796	$1,290,124
09/15	$861,677	$1,223,543
10/15	$907,028	$1,371,212
11/15	$878,810	$1,371,888
12/15	$888,888	$1,410,541
01/16	$804,736	$1,059,859
02/16	$794,657	$1,043,028
03/16	$856,134	$1,189,068
04/16	$873,267	$1,158,156
05/16	$864,196	$1,137,283
06/16	$853,110	$1,144,134
07/16	$891,407	$1,164,284
08/16	$919,626	$1,205,761
09/16	$936,255	$1,181,374
10/16	$934,743	$1,190,371
11/16	$926,177	$1,223,098
12/16	$894,426	$1,141,056
01/17	$955,177	$1,167,529
02/17	$974,066	$1,197,845
03/17	$1,020,013	$1,189,543
04/17	$1,035,328	$1,170,673
05/17	$1,063,917	$1,171,403
06/17	$1,088,422	$1,246,793
07/17	$1,095,059	$1,290,025
08/17	$1,105,780	$1,345,289
09/17	$1,117,521	$1,351,548
10/17	$1,154,789	$1,390,823
11/17	$1,182,357	$1,352,878
12/17	$1,206,420	$1,372,471
01/18	$1,305,146	$1,472,955
02/18	$1,258,109	$1,376,087
03/18	$1,252,940	$1,347,734
04/18	$1,239,501	$1,272,814
05/18	$1,275,683	$1,254,919
06/18	$1,225,545	$1,119,726
07/18	$1,210,038	$1,092,005
08/18	$1,172,822	$1,021,691
09/18	$1,173,339	$1,040,842
10/18	$1,032,745	$935,372
11/18	$1,100,974	$954,403
12/18	$1,062,816	$919,704
01/19	$1,153,722	$999,361
02/19	$1,210,862	$1,152,687
03/19	$1,268,523	$1,223,379
04/19	$1,304,365	$1,226,098
05/19	$1,205,668	$1,116,545
06/19	$1,319,949	$1,179,819
07/19	$1,302,807	$1,185,646
08/19	$1,296,573	$1,137,907
09/19	$1,302,288	$1,145,890
10/19	$1,337,611	$1,178,410
11/19	$1,311,638	$1,166,840
12/19	$1,398,330	$1,264,425
01/20	$1,306,084	$1,260,832
02/20	$1,342,440	$1,243,733
03/20	$1,212,211	$1,141,481
04/20	$1,336,471	$1,223,522
05/20	$1,359,804	$1,203,401
06/20	$1,487,319	$1,323,651
07/20	$1,703,281	$1,519,793
08/20	$1,800,953	$1,582,620
09/20	$1,763,512	$1,506,584
10/20	$1,850,874	$1,559,628
11/20	$1,933,352	$1,666,329
12/20	$2,192,836	$1,770,692
01/21	$2,274,337	$1,835,729
02/21	$2,195,589	$1,821,878
03/21	$2,083,249	$1,708,314
04/21	$2,171,359	$1,777,268
05/21	$2,326,102	$1,889,697
06/21	$2,224,225	$1,855,754
07/21	$1,966,503	$1,761,144
08/21	$1,869,032	$1,780,406
09/21	$1,996,791	$1,781,095
10/21	$2,095,364	$1,819,416
11/21	$2,006,703	$1,828,394
12/21	$2,055,718	$1,842,097
01/22	$1,907,629	$1,679,587
02/22	$1,899,151	$1,725,766
03/22	$1,692,844	$1,571,457
04/22	$1,547,582	$1,410,404
05/22	$1,582,060	$1,450,158
06/22	$1,778,193	$1,595,843
07/22	$1,614,278	$1,498,549
08/22	$1,552,669	$1,429,708
09/22	$1,437,363	$1,292,167
10/22	$1,297,753	$1,186,602
11/22	$1,517,060	$1,316,710
12/22	$1,591,669	$1,340,416
01/23	$1,750,497	$1,479,763
02/23	$1,623,322	$1,420,582
03/23	$1,600,713	$1,421,769
04/23	$1,528,364	$1,392,301
05/23	$1,371,797	$1,290,122
06/23	$1,366,710	$1,281,297
07/23	$1,466,190	$1,353,884
08/23	$1,324,318	$1,244,749
09/23	$1,279,101	$1,222,071
10/23	$1,229,361	$1,185,347
11/23	$1,230,491	$1,199,267
12/23	$1,192,679	$1,184,229
01/24	$1,052,498	$1,064,090
02/24	$1,156,779	$1,178,946
03/24	$1,144,812	$1,176,173
04/24	$1,187,550	$1,200,551
05/24	$1,163,047	$1,188,949
06/24	$1,104,354	$1,145,629
07/24	$1,104,923	$1,152,909
08/24	$1,099,225	$1,130,775
09/24	$1,353,374	$1,391,692
10/24	$1,292,971	$1,353,124

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	5.17%	(0.68%)	2.60%
MSCI China A (Onshore) Index (Net TR)	14.15%	2.80%	3.07%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 19,502,737
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$19,502,737
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	26.3%
Financials	17.3%
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Health Care	6.7%
Information Technology	5.9%
Exchange-Traded Funds	3.9%
Utilities	2.0%
Materials	1.9%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	7.3%
Fuyao Glass Industry Group Co. Ltd., Class A	4.7%
China Merchants Bank Co. Ltd., Class A	4.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.9%
Midea Group Co. Ltd., Class A	3.7%
Proya Cosmetics Co. Ltd., Class A	3.7%
Sungrow Power Supply Co. Ltd., Class A	3.6%
BYD Co. Ltd., Class A	3.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3.1%

Material Fund Change [Text Block]
C000199209
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Class A
Trading Symbol		ADAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$167	1.50%

Expenses Paid, Amount		$ 167
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Top individual contributors included Broadcom, Fidelity National Information Services (FIS) and Blackstone. Broadcom shares rose after the successful VMware acquisition, which is expected to enhance earnings. Confidence in the company’s AI further supported performance. FIS reported good results, leading to earnings upgrades for 2024 and 2025. An improved balance sheet structure has allowed for a significant share buyback program, providing additional support to the shares. Blackstone’s gains were driven by accelerated capital deployment, improved sentiment in commercial real estate markets, and expectations of U.S. interest rate cuts, all of which should support distributable earnings growth going forward.

What detracted from performance?

The largest detractors included the Fund’s lack of exposure to semiconductor designer NVIDIA, holdings in South Korean chemicals company LG Chem and performance of German power producer RWE. Not holding NVIDIA negatively affected relative returns, as its shares performed strongly due to excitement surrounding artificial intelligence (AI). Our holding in LG Chem also detracted. The slowdown in electric vehicle (EV) sales outside of China was keenly felt by the EV battery division, and the recovery in petrochemical earnings was slower than expected due to prolonged inventory destocking. Additionally, RWE underperformed as falling European gas prices drove power prices lower.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World Index (Net TR)
10/14	$9,433	$10,070
11/14	$9,629	$10,239
12/14	$9,627	$10,041
01/15	$9,475	$9,884
02/15	$10,149	$10,435
03/15	$10,122	$10,273
04/15	$10,246	$10,571
05/15	$10,421	$10,557
06/15	$10,164	$10,309
07/15	$10,239	$10,398
08/15	$9,568	$9,685
09/15	$9,178	$9,334
10/15	$9,748	$10,067
11/15	$9,720	$9,984
12/15	$9,508	$9,804
01/16	$8,925	$9,213
02/16	$8,711	$9,149
03/16	$9,377	$9,827
04/16	$9,510	$9,972
05/16	$9,589	$9,985
06/16	$9,451	$9,924
07/16	$9,832	$10,352
08/16	$9,885	$10,387
09/16	$9,910	$10,451
10/16	$9,742	$10,273
11/16	$9,963	$10,351
12/16	$10,186	$10,575
01/17	$10,438	$10,864
02/17	$10,776	$11,169
03/17	$10,888	$11,305
04/17	$11,115	$11,482
05/17	$11,314	$11,735
06/17	$11,399	$11,789
07/17	$11,629	$12,118
08/17	$11,568	$12,164
09/17	$11,859	$12,399
10/17	$11,975	$12,657
11/17	$12,298	$12,902
12/17	$12,534	$13,110
01/18	$13,130	$13,850
02/18	$12,466	$13,268
03/18	$12,343	$12,984
04/18	$12,523	$13,108
05/18	$12,520	$13,124
06/18	$12,396	$13,053
07/18	$12,794	$13,447
08/18	$12,855	$13,552
09/18	$12,790	$13,611
10/18	$12,069	$12,591
11/18	$12,223	$12,776
12/18	$11,275	$11,876
01/19	$12,255	$12,813
02/19	$12,380	$13,156
03/19	$12,344	$13,322
04/19	$12,727	$13,771
05/19	$11,883	$12,955
06/19	$12,661	$13,803
07/19	$12,690	$13,843
08/19	$12,624	$13,515
09/19	$12,983	$13,799
10/19	$13,312	$14,177
11/19	$13,576	$14,523
12/19	$14,142	$15,034
01/20	$13,867	$14,868
02/20	$12,845	$13,667
03/20	$10,773	$11,822
04/20	$11,931	$13,089
05/20	$12,517	$13,658
06/20	$12,824	$14,094
07/20	$13,271	$14,840
08/20	$13,966	$15,748
09/20	$13,508	$15,240
10/20	$13,008	$14,870
11/20	$14,739	$16,703
12/20	$15,554	$17,478
01/21	$15,657	$17,399
02/21	$15,939	$17,802
03/21	$16,440	$18,277
04/21	$17,050	$19,076
05/21	$17,519	$19,373
06/21	$17,443	$19,628
07/21	$17,549	$19,764
08/21	$17,730	$20,258
09/21	$16,840	$19,422
10/21	$17,614	$20,413
11/21	$17,088	$19,921
12/21	$18,089	$20,718
01/22	$17,746	$19,701
02/22	$17,063	$19,192
03/22	$17,248	$19,608
04/22	$16,140	$18,038
05/22	$16,368	$18,059
06/22	$15,255	$16,537
07/22	$15,910	$17,692
08/22	$15,205	$17,040
09/22	$13,835	$15,409
10/22	$14,736	$16,339
11/22	$16,229	$17,606
12/22	$15,633	$16,913
01/23	$16,543	$18,126
02/23	$16,019	$17,606
03/23	$16,420	$18,149
04/23	$16,819	$18,410
05/23	$16,288	$18,213
06/23	$16,975	$19,270
07/23	$17,380	$19,976
08/23	$16,804	$19,418
09/23	$16,014	$18,615
10/23	$15,680	$18,055
11/23	$16,884	$19,721
12/23	$17,675	$20,669
01/24	$17,461	$20,790
02/24	$17,880	$21,682
03/24	$18,344	$22,363
04/24	$17,703	$21,625
05/24	$18,467	$22,503
06/24	$18,506	$23,004
07/24	$18,934	$23,375
08/24	$19,495	$23,969
09/24	$19,754	$24,526
10/24	$19,135	$23,975

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	22.03%	7.53%	7.33%
Class A with sales load - 5.75%	15.01%	6.28%	6.70%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 97,498,755
Holdings Count | Holding		88
Advisory Fees Paid, Amount		$ 816,717
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$97,498,755
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$816,717

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	21.4%
Financials	18.0%
Health Care	11.8%
Consumer Discretionary	10.3%
Industrials	8.3%
Consumer Staples	8.1%
Utilities	5.8%
Energy	4.9%
Communication Services	4.2%
Materials	4.0%
Real Estate	2.6%
Other	0.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.6%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.5%
Lowe's Cos., Inc.	1.5%

Material Fund Change [Text Block]
C000199210
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Institutional Class
Trading Symbol		ADVDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$139	1.25%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Top individual contributors included Broadcom, Fidelity National Information Services (FIS) and Blackstone. Broadcom shares rose after the successful VMware acquisition, which is expected to enhance earnings. Confidence in the company’s AI further supported performance. FIS reported good results, leading to earnings upgrades for 2024 and 2025. An improved balance sheet structure has allowed for a significant share buyback program, providing additional support to the shares. Blackstone’s gains were driven by accelerated capital deployment, improved sentiment in commercial real estate markets, and expectations of U.S. interest rate cuts, all of which should support distributable earnings growth going forward.

What detracted from performance?

The largest detractors included the Fund’s lack of exposure to semiconductor designer NVIDIA, holdings in South Korean chemicals company LG Chem and performance of German power producer RWE. Not holding NVIDIA negatively affected relative returns, as its shares performed strongly due to excitement surrounding artificial intelligence (AI). Our holding in LG Chem also detracted. The slowdown in electric vehicle (EV) sales outside of China was keenly felt by the EV battery division, and the recovery in petrochemical earnings was slower than expected due to prolonged inventory destocking. Additionally, RWE underperformed as falling European gas prices drove power prices lower.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$1,020,888	$1,016,729
12/14	$1,020,888	$997,105
01/15	$1,005,060	$981,520
02/15	$1,074,009	$1,036,162
03/15	$1,074,009	$1,020,104
04/15	$1,087,400	$1,049,705
05/15	$1,106,241	$1,048,335
06/15	$1,076,489	$1,023,654
07/15	$1,087,363	$1,032,544
08/15	$1,013,597	$961,763
09/15	$972,394	$926,919
10/15	$1,035,931	$999,666
11/15	$1,033,154	$991,412
12/15	$1,010,815	$973,534
01/16	$949,043	$914,820
02/16	$926,447	$908,523
03/16	$997,493	$975,853
04/16	$1,011,784	$990,258
05/16	$1,020,407	$991,509
06/16	$1,003,063	$985,503
07/16	$1,046,675	$1,027,974
08/16	$1,049,598	$1,031,431
09/16	$1,052,539	$1,037,752
10/16	$1,037,756	$1,020,139
11/16	$1,058,570	$1,027,892
12/16	$1,085,483	$1,050,096
01/17	$1,112,545	$1,078,809
02/17	$1,148,824	$1,109,071
03/17	$1,160,980	$1,122,639
04/17	$1,185,422	$1,140,135
05/17	$1,203,848	$1,165,312
06/17	$1,216,196	$1,170,611
07/17	$1,241,016	$1,203,326
08/17	$1,234,780	$1,207,936
09/17	$1,266,119	$1,231,273
10/17	$1,278,717	$1,256,841
11/17	$1,313,534	$1,281,171
12/17	$1,338,978	$1,301,826
01/18	$1,402,891	$1,375,271
02/18	$1,335,475	$1,317,512
03/18	$1,319,346	$1,289,308
04/18	$1,342,037	$1,301,620
05/18	$1,338,748	$1,303,245
06/18	$1,325,656	$1,296,188
07/18	$1,368,499	$1,335,276
08/18	$1,375,224	$1,345,767
09/18	$1,368,596	$1,351,624
10/18	$1,291,702	$1,250,335
11/18	$1,308,512	$1,268,621
12/18	$1,210,768	$1,179,267
01/19	$1,312,603	$1,272,381
02/19	$1,326,223	$1,306,414
03/19	$1,322,725	$1,322,843
04/19	$1,364,060	$1,367,510
05/19	$1,273,862	$1,286,390
06/19	$1,357,578	$1,370,623
07/19	$1,361,059	$1,374,639
08/19	$1,354,214	$1,342,029
09/19	$1,393,019	$1,370,268
10/19	$1,428,645	$1,407,770
11/19	$1,457,253	$1,442,136
12/19	$1,518,322	$1,492,921
01/20	$1,489,184	$1,476,430
02/20	$1,379,670	$1,357,179
03/20	$1,157,367	$1,173,956
04/20	$1,282,045	$1,299,716
05/20	$1,345,242	$1,356,242
06/20	$1,378,575	$1,399,577
07/20	$1,430,718	$1,473,596
08/20	$1,502,013	$1,563,788
09/20	$1,452,978	$1,513,367
10/20	$1,403,345	$1,476,579
11/20	$1,589,827	$1,658,586
12/20	$1,674,102	$1,735,593
01/21	$1,685,466	$1,727,700
02/21	$1,716,118	$1,767,719
03/21	$1,774,277	$1,814,934
04/21	$1,840,407	$1,894,287
05/21	$1,887,362	$1,923,767
06/21	$1,879,631	$1,949,117
07/21	$1,891,503	$1,962,548
08/21	$1,911,338	$2,011,669
09/21	$1,815,782	$1,928,568
10/21	$1,899,638	$2,027,009
11/21	$1,843,260	$1,978,197
12/21	$1,951,726	$2,057,326
01/22	$1,919,164	$1,956,286
02/22	$1,841,716	$1,905,761
03/22	$1,862,152	$1,947,038
04/22	$1,742,799	$1,791,193
05/22	$1,767,861	$1,793,289
06/22	$1,647,966	$1,642,122
07/22	$1,719,094	$1,756,795
08/22	$1,643,340	$1,692,119
09/22	$1,495,601	$1,530,133
10/22	$1,593,325	$1,622,472
11/22	$1,755,082	$1,748,317
12/22	$1,690,985	$1,679,519
01/23	$1,789,823	$1,799,902
02/23	$1,737,859	$1,748,316
03/23	$1,777,264	$1,802,222
04/23	$1,820,866	$1,828,124
05/23	$1,763,710	$1,808,544
06/23	$1,838,459	$1,913,550
07/23	$1,882,674	$1,983,601
08/23	$1,820,688	$1,928,171
09/23	$1,739,989	$1,848,440
10/23	$1,699,676	$1,792,863
11/23	$1,835,041	$1,958,337
12/23	$1,916,664	$2,052,403
01/24	$1,893,901	$2,064,435
02/24	$1,939,713	$2,153,027
03/24	$1,990,470	$2,220,625
04/24	$1,921,286	$2,147,360
05/24	$2,009,334	$2,234,572
06/24	$2,013,952	$2,284,341
07/24	$2,056,148	$2,321,182
08/24	$2,122,256	$2,380,132
09/24	$2,146,038	$2,435,425
10/24	$2,079,232	$2,380,757

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	22.33%	7.79%	7.59%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 97,498,755
Holdings Count | Holding		88
Advisory Fees Paid, Amount		$ 816,717
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$97,498,755
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$816,717

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	21.4%
Financials	18.0%
Health Care	11.8%
Consumer Discretionary	10.3%
Industrials	8.3%
Consumer Staples	8.1%
Utilities	5.8%
Energy	4.9%
Communication Services	4.2%
Materials	4.0%
Real Estate	2.6%
Other	0.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.6%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.5%
Lowe's Cos., Inc.	1.5%

Material Fund Change [Text Block]
C000235898
Shareholder Report [Line Items]
Fund Name		abrdn EM SMA Completion Fund
Class Name		Institutional Class
Trading Symbol		ASEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account clients.

What contributed to performance? Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and projected continued demand for semiconductor equipment tests into the fourth quarter and 2025. In South Korea, HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers, and favourable new vessel pricing. Finally, while Chinese equities dragged performance over the review period, China’s wide-ranging stimulus measures in September 2024 led to investors rotating from value names into growth and quality. Battery maker Contemporary Amperex Technology rallied as a result.

What detracted from performance? Non-exposure to Taiwanese chip maker Taiwan Semiconductor Manufacturing Co was the largest detractor. The company executed consistently well and reported strong results that exceeded market expectations. It also benefited from the broadening of the artificial intelligence (AI)-led tech sector rally beyond the US earlier in 2024. The tech rally subsequently faded in the final three months of the reporting period on global macro uncertainties and a September rotation into Chinese equities following the stimulus announcements.South Korea’s Samsung Electronics’ preferred shares lagged on uncertainty around its high bandwidth memory (HBM) product, designed to service high-end tech around AI. Within Latin America, pharmacy retailer Raia Drogasil underperformed, mostly driven by revisions in short-term earnings expectations. These consumer names also lagged likely due to changing views towards the interest rate environment.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index (Net TR)
01/27/23	$1,000,000	$1,000,000
01/31/23	$978,000	$1,232,752
02/28/23	$903,000	$1,152,818
03/31/23	$932,000	$1,187,733
04/30/23	$920,000	$1,174,273
05/31/23	$881,000	$1,154,550
06/30/23	$903,000	$1,198,388
07/31/23	$944,000	$1,272,989
08/31/23	$876,000	$1,194,573
09/30/23	$849,000	$1,163,322
10/31/23	$812,000	$1,118,131
11/30/23	$893,000	$1,207,615
12/31/23	$941,188	$1,254,826
01/31/24	$860,313	$1,196,560
02/29/24	$904,794	$1,253,483
03/31/24	$913,893	$1,284,544
04/30/24	$877,499	$1,290,291
05/31/24	$860,313	$1,297,579
06/30/24	$881,542	$1,348,760
07/31/24	$910,860	$1,352,774
08/31/24	$893,674	$1,374,615
09/30/24	$925,013	$1,466,405
10/31/24	$870,422	$1,401,190

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 1/27/23
Institutional Class	7.19%	(7.58%)
MSCI Emerging Markets Index (Net TR)	25.32%	7.59%

Performance Inception Date		Jan. 27, 2023
No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 341,440
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$341,440
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Geographic Allocation (% of total net assets)

South Korea	22.5%
China	19.5%
India	18.1%
Taiwan	11.2%
Saudi Arabia	7.4%
Brazil	6.5%
United Arab Emirates	5.2%
Mexico	3.3%
Indonesia	2.4%
Poland	2.0%
Other	1.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co. Ltd.	11.9%
UltraTech Cement Ltd.	5.1%
Al Rajhi Bank	4.9%
SK Hynix, Inc.	4.6%
Contemporary Amperex Technology Co. Ltd., Class A	4.5%
Mahindra & Mahindra Ltd.	4.5%
Larsen & Toubro Ltd.	4.5%
ITC Ltd.	4.0%
Accton Technology Corp.	3.6%
MediaTek, Inc.	3.3%

Material Fund Change [Text Block]
C000057046
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class A
Trading Symbol		GLLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$152	1.38%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and guidance for continued demand for semiconductor equipment tests into the fourth quarter and 2025. Israeli semiconductor equipment provider Nova was buoyed by solid results on sustained demand for its leading-edge metrology equipment. The Fund has since sold the stock due to geopolitical risks and as its valuation had become quite full. HD Korea Shipbuilding & Offshore Engineering outperformed on good earnings results and improving order flows that includes large containers, and favourable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects.

What detracted from performance?

From a stock perspective, Brazilian car rental company Localiza and pharmacy retailer Raia Drogasil were the top detractors. Their share prices corrected due to revisions in short-term earnings expectations and were impacted by changing market sentiment towards the interest rate environment. In Taiwan, we sold Hon Hai Precision Industry early into the fiscal year on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which cost us performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged behind technology peers because of the uncertainty around its high bandwidth memory (HBM) product.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI Emerging Markets ex-China Index (Net TR)
10/14	$9,427	$10,043
11/14	$9,352	$9,872
12/14	$9,072	$9,271
01/15	$8,942	$9,283
02/15	$9,304	$9,567
03/15	$9,032	$9,326
04/15	$9,353	$9,791
05/15	$9,217	$9,389
06/15	$8,899	$9,243
07/15	$8,816	$8,719
08/15	$8,194	$8,003
09/15	$7,823	$7,736
10/15	$8,404	$8,242
11/15	$8,217	$7,907
12/15	$7,956	$7,705
01/16	$7,671	$7,379
02/16	$7,630	$7,424
03/16	$8,198	$8,438
04/16	$8,282	$8,503
05/16	$8,261	$8,108
06/16	$8,504	$8,519
07/16	$8,691	$8,993
08/16	$8,733	$9,067
09/16	$8,733	$9,143
10/16	$8,566	$9,238
11/16	$8,413	$8,699
12/16	$8,539	$8,862
01/17	$8,909	$9,304
02/17	$9,056	$9,573
03/17	$9,244	$9,828
04/17	$9,426	$10,026
05/17	$9,747	$10,236
06/17	$9,782	$10,289
07/17	$9,964	$10,786
08/17	$9,957	$10,941
09/17	$10,118	$10,833
10/17	$10,244	$11,192
11/17	$10,397	$11,150
12/17	$10,589	$11,631
01/18	$11,177	$12,396
02/18	$10,567	$11,923
03/18	$10,475	$11,776
04/18	$10,437	$11,703
05/18	$10,261	$11,017
06/18	$10,223	$10,617
07/18	$10,643	$11,092
08/18	$10,460	$10,847
09/18	$10,391	$10,833
10/18	$9,734	$10,024
11/18	$9,941	$10,299
12/18	$9,353	$10,185
01/19	$9,954	$10,976
02/19	$10,171	$10,841
03/19	$10,363	$10,848
04/19	$10,697	$11,070
05/19	$10,071	$10,586
06/19	$10,689	$11,162
07/19	$10,622	$10,990
08/19	$10,380	$10,419
09/19	$10,555	$10,715
10/19	$10,739	$11,176
11/19	$11,098	$11,062
12/19	$11,539	$11,838
01/20	$11,264	$11,294
02/20	$10,557	$10,333
03/20	$9,187	$8,212
04/20	$10,083	$9,125
05/20	$10,505	$9,270
06/20	$10,798	$9,849
07/20	$11,264	$10,695
08/20	$11,824	$10,672
09/20	$11,626	$10,589
10/20	$11,384	$10,561
11/20	$12,634	$12,059
12/20	$13,341	$13,323
01/21	$13,177	$13,372
02/21	$13,487	$13,636
03/21	$13,677	$13,860
04/21	$14,469	$14,298
05/21	$14,719	$14,764
06/21	$14,866	$14,797
07/21	$15,349	$14,432
08/21	$15,642	$15,010
09/21	$14,754	$14,496
10/21	$15,659	$14,477
11/21	$15,211	$14,033
12/21	$16,011	$14,660
01/22	$15,019	$14,457
02/22	$14,499	$14,087
03/22	$14,344	$14,146
04/22	$13,102	$13,269
05/22	$13,352	$13,285
06/22	$11,743	$11,611
07/22	$12,466	$12,169
08/22	$12,360	$12,231
09/22	$11,252	$10,963
10/22	$11,926	$11,307
11/22	$12,938	$12,365
12/22	$12,287	$11,837
01/23	$13,247	$12,552
02/23	$12,586	$11,984
03/23	$13,085	$12,263
04/23	$13,284	$12,363
05/23	$13,409	$12,537
06/23	$14,007	$13,004
07/23	$14,406	$13,568
08/23	$13,820	$12,900
09/23	$13,359	$12,571
10/23	$12,811	$12,102
11/23	$14,032	$13,354
12/23	$14,866	$14,208
01/24	$14,327	$13,855
02/24	$14,866	$14,347
03/24	$15,367	$14,778
04/24	$15,016	$14,539
05/24	$15,191	$14,524
06/24	$15,793	$15,405
07/24	$16,143	$15,534
08/24	$16,106	$15,816
09/24	$16,030	$16,015
10/24	$15,404	$15,393

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	20.25%	7.48%	5.03%
Class A with sales load - 5.75%	13.30%	6.22%	4.42%
MSCI Emerging Markets ex-China Index (Net TR)	27.19%	6.61%	4.36%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 161,812,599
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 364,926
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$161,812,599
Total Number of Portfolio Holdings	73
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$364,926

Holdings [Text Block]

Geographic Allocation (% of total net assets)

India	25.2%
Taiwan	23.7%
South Korea	13.8%
Brazil	7.9%
Saudi Arabia	6.7%
Mexico	5.0%
United Arab Emirates	3.5%
Indonesia	3.2%
Kazakhstan	3.1%
United States	2.4%
Other	5.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.5%
Samsung Electronics Co. Ltd.	5.0%
ICICI Bank Ltd.	2.9%
Chroma ATE, Inc.	2.8%
Power Grid Corp. of India Ltd.	2.3%
ITC Ltd.	2.3%
Al Rajhi Bank	2.2%
Kaspi.KZ JSC	2.0%
SBI Life Insurance Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000057048
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class C
Trading Symbol		GLLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	2.01%

Expenses Paid, Amount		$ 221
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and guidance for continued demand for semiconductor equipment tests into the fourth quarter and 2025. Israeli semiconductor equipment provider Nova was buoyed by solid results on sustained demand for its leading-edge metrology equipment. The Fund has since sold the stock due to geopolitical risks and as its valuation had become quite full. HD Korea Shipbuilding & Offshore Engineering outperformed on good earnings results and improving order flows that includes large containers, and favourable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects.

What detracted from performance?

From a stock perspective, Brazilian car rental company Localiza and pharmacy retailer Raia Drogasil were the top detractors. Their share prices corrected due to revisions in short-term earnings expectations and were impacted by changing market sentiment towards the interest rate environment. In Taiwan, we sold Hon Hai Precision Industry early into the fiscal year on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which cost us performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged behind technology peers because of the uncertainty around its high bandwidth memory (HBM) product.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	MSCI Emerging Markets ex-China Index (Net TR)
10/14	$10,000	$10,043
11/14	$9,916	$9,872
12/14	$9,610	$9,271
01/15	$9,473	$9,283
02/15	$9,846	$9,567
03/15	$9,557	$9,326
04/15	$9,892	$9,791
05/15	$9,739	$9,389
06/15	$9,400	$9,243
07/15	$9,307	$8,719
08/15	$8,646	$8,003
09/15	$8,249	$7,736
10/15	$8,857	$8,242
11/15	$8,649	$7,907
12/15	$8,374	$7,705
01/16	$8,074	$7,379
02/16	$8,027	$7,424
03/16	$8,612	$8,438
04/16	$8,697	$8,503
05/16	$8,674	$8,108
06/16	$8,920	$8,519
07/16	$9,113	$8,993
08/16	$9,151	$9,067
09/16	$9,151	$9,143
10/16	$8,966	$9,238
11/16	$8,805	$8,699
12/16	$8,932	$8,862
01/17	$9,319	$9,304
02/17	$9,458	$9,573
03/17	$9,659	$9,828
04/17	$9,837	$10,026
05/17	$10,169	$10,236
06/17	$10,200	$10,289
07/17	$10,386	$10,786
08/17	$10,370	$10,941
09/17	$10,533	$10,833
10/17	$10,657	$11,192
11/17	$10,811	$11,150
12/17	$11,004	$11,631
01/18	$11,611	$12,396
02/18	$10,970	$11,923
03/18	$10,869	$11,776
04/18	$10,818	$11,703
05/18	$10,632	$11,017
06/18	$10,590	$10,617
07/18	$11,021	$11,092
08/18	$10,818	$10,847
09/18	$10,751	$10,833
10/18	$10,067	$10,024
11/18	$10,270	$10,299
12/18	$9,654	$10,185
01/19	$10,271	$10,976
02/19	$10,492	$10,841
03/19	$10,685	$10,848
04/19	$11,026	$11,070
05/19	$10,372	$10,586
06/19	$10,999	$11,162
07/19	$10,934	$10,990
08/19	$10,667	$10,419
09/19	$10,851	$10,715
10/19	$11,035	$11,176
11/19	$11,385	$11,062
12/19	$11,832	$11,838
01/20	$11,548	$11,294
02/20	$10,819	$10,333
03/20	$9,409	$8,212
04/20	$10,327	$9,125
05/20	$10,743	$9,270
06/20	$11,037	$9,849
07/20	$11,510	$10,695
08/20	$12,078	$10,672
09/20	$11,860	$10,589
10/20	$11,614	$10,561
11/20	$12,882	$12,059
12/20	$13,592	$13,323
01/21	$13,422	$13,372
02/21	$13,734	$13,636
03/21	$13,914	$13,860
04/21	$14,709	$14,298
05/21	$14,955	$14,764
06/21	$15,097	$14,797
07/21	$15,571	$14,432
08/21	$15,864	$15,010
09/21	$14,965	$14,496
10/21	$15,874	$14,477
11/21	$15,400	$14,033
12/21	$16,214	$14,660
01/22	$15,198	$14,457
02/22	$14,653	$14,087
03/22	$14,493	$14,146
04/22	$13,243	$13,269
05/22	$13,488	$13,285
06/22	$11,853	$11,611
07/22	$12,569	$12,169
08/22	$12,452	$12,231
09/22	$11,329	$10,963
10/22	$12,013	$11,307
11/22	$13,018	$12,365
12/22	$12,345	$11,837
01/23	$13,320	$12,552
02/23	$12,642	$11,984
03/23	$13,136	$12,263
04/23	$13,334	$12,363
05/23	$13,447	$12,537
06/23	$14,040	$13,004
07/23	$14,436	$13,568
08/23	$13,828	$12,900
09/23	$13,376	$12,571
10/23	$12,811	$12,102
11/23	$14,026	$13,354
12/23	$14,859	$14,208
01/24	$14,308	$13,855
02/24	$14,845	$14,347
03/24	$15,325	$14,778
04/24	$14,972	$14,539
05/24	$15,142	$14,524
06/24	$15,721	$15,405
07/24	$16,060	$15,534
08/24	$16,032	$15,816
09/24	$15,933	$16,015
10/24	$15,311	$15,393

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	19.51%	6.77%	4.35%
Class C with sales load - 1.00%	18.51%	6.77%	4.35%
MSCI Emerging Markets ex-China Index (Net TR)	27.19%	6.61%	4.36%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 161,812,599
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 364,926
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$161,812,599
Total Number of Portfolio Holdings	73
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$364,926

Holdings [Text Block]

Geographic Allocation (% of total net assets)

India	25.2%
Taiwan	23.7%
South Korea	13.8%
Brazil	7.9%
Saudi Arabia	6.7%
Mexico	5.0%
United Arab Emirates	3.5%
Indonesia	3.2%
Kazakhstan	3.1%
United States	2.4%
Other	5.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.5%
Samsung Electronics Co. Ltd.	5.0%
ICICI Bank Ltd.	2.9%
Chroma ATE, Inc.	2.8%
Power Grid Corp. of India Ltd.	2.3%
ITC Ltd.	2.3%
Al Rajhi Bank	2.2%
Kaspi.KZ JSC	2.0%
SBI Life Insurance Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000057049
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class R
Trading Symbol		GWLRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$180	1.64%

Expenses Paid, Amount		$ 180
Expense Ratio, Percent		1.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and guidance for continued demand for semiconductor equipment tests into the fourth quarter and 2025. Israeli semiconductor equipment provider Nova was buoyed by solid results on sustained demand for its leading-edge metrology equipment. The Fund has since sold the stock due to geopolitical risks and as its valuation had become quite full. HD Korea Shipbuilding & Offshore Engineering outperformed on good earnings results and improving order flows that includes large containers, and favourable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects.

What detracted from performance?

From a stock perspective, Brazilian car rental company Localiza and pharmacy retailer Raia Drogasil were the top detractors. Their share prices corrected due to revisions in short-term earnings expectations and were impacted by changing market sentiment towards the interest rate environment. In Taiwan, we sold Hon Hai Precision Industry early into the fiscal year on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which cost us performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged behind technology peers because of the uncertainty around its high bandwidth memory (HBM) product.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets ex-China Index (Net TR)
10/14	$10,000	$10,043
11/14	$9,925	$9,872
12/14	$9,619	$9,271
01/15	$9,484	$9,283
02/15	$9,859	$9,567
03/15	$9,577	$9,326
04/15	$9,908	$9,791
05/15	$9,765	$9,389
06/15	$9,423	$9,243
07/15	$9,332	$8,719
08/15	$8,672	$8,003
09/15	$8,272	$7,736
10/15	$8,887	$8,242
11/15	$8,690	$7,907
12/15	$8,409	$7,705
01/16	$8,105	$7,379
02/16	$8,059	$7,424
03/16	$8,652	$8,438
04/16	$8,744	$8,503
05/16	$8,721	$8,108
06/16	$8,972	$8,519
07/16	$9,169	$8,993
08/16	$9,208	$9,067
09/16	$9,215	$9,143
10/16	$9,033	$9,238
11/16	$8,873	$8,699
12/16	$8,999	$8,862
01/17	$9,390	$9,304
02/17	$9,536	$9,573
03/17	$9,742	$9,828
04/17	$9,926	$10,026
05/17	$10,264	$10,236
06/17	$10,294	$10,289
07/17	$10,486	$10,786
08/17	$10,471	$10,941
09/17	$10,632	$10,833
10/17	$10,762	$11,192
11/17	$10,915	$11,150
12/17	$11,126	$11,631
01/18	$11,730	$12,396
02/18	$11,092	$11,923
03/18	$10,992	$11,776
04/18	$10,941	$11,703
05/18	$10,757	$11,017
06/18	$10,715	$10,617
07/18	$11,151	$11,092
08/18	$10,950	$10,847
09/18	$10,882	$10,833
10/18	$10,194	$10,024
11/18	$10,404	$10,299
12/18	$9,784	$10,185
01/19	$10,408	$10,976
02/19	$10,637	$10,841
03/19	$10,829	$10,848
04/19	$11,178	$11,070
05/19	$10,518	$10,586
06/19	$11,150	$11,162
07/19	$11,086	$10,990
08/19	$10,829	$10,419
09/19	$11,004	$10,715
10/19	$11,196	$11,176
11/19	$11,563	$11,062
12/19	$12,019	$11,838
01/20	$11,727	$11,294
02/20	$10,982	$10,333
03/20	$9,559	$8,212
04/20	$10,492	$9,125
05/20	$10,926	$9,270
06/20	$11,227	$9,849
07/20	$11,708	$10,695
08/20	$12,293	$10,672
09/20	$12,066	$10,589
10/20	$11,821	$10,561
11/20	$13,113	$12,059
12/20	$13,848	$13,323
01/21	$13,678	$13,372
02/21	$13,999	$13,636
03/21	$14,187	$13,860
04/21	$14,998	$14,298
05/21	$15,253	$14,764
06/21	$15,404	$14,797
07/21	$15,894	$14,432
08/21	$16,195	$15,010
09/21	$15,272	$14,496
10/21	$16,205	$14,477
11/21	$15,734	$14,033
12/21	$16,562	$14,660
01/22	$15,522	$14,457
02/22	$14,981	$14,087
03/22	$14,822	$14,146
04/22	$13,538	$13,269
05/22	$13,793	$13,285
06/22	$12,127	$11,611
07/22	$12,859	$12,169
08/22	$12,742	$12,231
09/22	$11,597	$10,963
10/22	$12,297	$11,307
11/22	$13,337	$12,365
12/22	$12,651	$11,837
01/23	$13,638	$12,552
02/23	$12,957	$11,984
03/23	$13,472	$12,263
04/23	$13,680	$12,363
05/23	$13,791	$12,537
06/23	$14,403	$13,004
07/23	$14,806	$13,568
08/23	$14,195	$12,900
09/23	$13,736	$12,571
10/23	$13,166	$12,102
11/23	$14,403	$13,354
12/23	$15,261	$14,208
01/24	$14,703	$13,855
02/24	$15,261	$14,347
03/24	$15,762	$14,778
04/24	$15,400	$14,539
05/24	$15,581	$14,524
06/24	$16,180	$15,405
07/24	$16,529	$15,534
08/24	$16,501	$15,816
09/24	$16,417	$16,015
10/24	$15,776	$15,393

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	19.83%	7.10%	4.66%
MSCI Emerging Markets ex-China Index (Net TR)	27.19%	6.61%	4.36%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 161,812,599
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 364,926
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$161,812,599
Total Number of Portfolio Holdings	73
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$364,926

Holdings [Text Block]

Geographic Allocation (% of total net assets)

India	25.2%
Taiwan	23.7%
South Korea	13.8%
Brazil	7.9%
Saudi Arabia	6.7%
Mexico	5.0%
United Arab Emirates	3.5%
Indonesia	3.2%
Kazakhstan	3.1%
United States	2.4%
Other	5.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.5%
Samsung Electronics Co. Ltd.	5.0%
ICICI Bank Ltd.	2.9%
Chroma ATE, Inc.	2.8%
Power Grid Corp. of India Ltd.	2.3%
ITC Ltd.	2.3%
Al Rajhi Bank	2.2%
Kaspi.KZ JSC	2.0%
SBI Life Insurance Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000057050
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Class
Trading Symbol		GWLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$111	1.01%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and guidance for continued demand for semiconductor equipment tests into the fourth quarter and 2025. Israeli semiconductor equipment provider Nova was buoyed by solid results on sustained demand for its leading-edge metrology equipment. The Fund has since sold the stock due to geopolitical risks and as its valuation had become quite full. HD Korea Shipbuilding & Offshore Engineering outperformed on good earnings results and improving order flows that includes large containers, and favourable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects.

What detracted from performance?

From a stock perspective, Brazilian car rental company Localiza and pharmacy retailer Raia Drogasil were the top detractors. Their share prices corrected due to revisions in short-term earnings expectations and were impacted by changing market sentiment towards the interest rate environment. In Taiwan, we sold Hon Hai Precision Industry early into the fiscal year on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which cost us performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged behind technology peers because of the uncertainty around its high bandwidth memory (HBM) product.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets ex-China Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$992,775	$982,922
12/14	$963,009	$923,059
01/15	$949,976	$924,315
02/15	$988,351	$952,552
03/15	$960,245	$928,575
04/15	$994,358	$974,920
05/15	$979,842	$934,850
06/15	$946,934	$920,334
07/15	$938,132	$868,187
08/15	$872,118	$796,889
09/15	$832,684	$770,312
10/15	$894,473	$820,670
11/15	$875,348	$787,296
12/15	$847,671	$767,142
01/16	$817,397	$734,677
02/16	$813,706	$739,211
03/16	$874,254	$840,163
04/16	$883,114	$846,672
05/16	$881,637	$807,277
06/16	$907,481	$848,187
07/16	$927,418	$895,399
08/16	$932,586	$902,810
09/16	$933,325	$910,324
10/16	$915,603	$919,800
11/16	$899,359	$866,154
12/16	$912,861	$882,334
01/17	$953,167	$926,431
02/17	$968,842	$953,168
03/17	$989,742	$978,600
04/17	$1,009,148	$998,306
05/17	$1,044,230	$1,019,225
06/17	$1,047,962	$1,024,438
07/17	$1,067,368	$1,073,974
08/17	$1,065,129	$1,089,394
09/17	$1,083,043	$1,078,638
10/17	$1,096,478	$1,114,328
11/17	$1,112,899	$1,110,175
12/17	$1,134,200	$1,158,045
01/18	$1,197,257	$1,234,262
02/18	$1,132,562	$1,187,205
03/18	$1,123,554	$1,172,543
04/18	$1,118,641	$1,165,248
05/18	$1,100,625	$1,096,953
06/18	$1,096,530	$1,057,142
07/18	$1,142,389	$1,104,444
08/18	$1,122,735	$1,080,064
09/18	$1,116,184	$1,078,601
10/18	$1,045,757	$998,047
11/18	$1,068,687	$1,025,419
12/18	$1,004,963	$1,014,091
01/19	$1,070,582	$1,092,835
02/19	$1,093,954	$1,079,383
03/19	$1,114,628	$1,080,166
04/19	$1,151,483	$1,102,257
05/19	$1,084,066	$1,054,051
06/19	$1,150,584	$1,111,348
07/19	$1,144,292	$1,094,256
08/19	$1,118,224	$1,037,409
09/19	$1,137,999	$1,066,900
10/19	$1,157,775	$1,112,784
11/19	$1,196,427	$1,101,412
12/19	$1,244,745	$1,178,648
01/20	$1,214,976	$1,124,572
02/20	$1,138,691	$1,028,801
03/20	$991,703	$817,691
04/20	$1,089,385	$908,517
05/20	$1,134,970	$922,995
06/20	$1,166,600	$980,669
07/20	$1,217,767	$1,064,860
08/20	$1,278,236	$1,062,608
09/20	$1,256,839	$1,054,378
10/20	$1,231,721	$1,051,530
11/20	$1,366,615	$1,200,702
12/20	$1,443,830	$1,326,551
01/21	$1,427,085	$1,331,412
02/21	$1,460,576	$1,357,736
03/21	$1,481,973	$1,380,036
04/21	$1,567,561	$1,423,683
05/21	$1,594,539	$1,470,070
06/21	$1,611,285	$1,473,281
07/21	$1,664,312	$1,437,012
08/21	$1,696,873	$1,494,550
09/21	$1,601,051	$1,443,318
10/21	$1,699,664	$1,441,428
11/21	$1,651,288	$1,397,214
12/21	$1,739,651	$1,459,656
01/22	$1,631,572	$1,439,429
02/22	$1,575,455	$1,402,585
03/22	$1,558,827	$1,408,536
04/22	$1,424,768	$1,321,208
05/22	$1,452,827	$1,322,737
06/22	$1,278,238	$1,156,135
07/22	$1,356,180	$1,211,674
08/22	$1,344,748	$1,217,781
09/22	$1,224,199	$1,091,525
10/22	$1,299,023	$1,125,853
11/22	$1,410,219	$1,231,217
12/22	$1,339,191	$1,178,597
01/23	$1,444,278	$1,249,803
02/23	$1,372,873	$1,193,256
03/23	$1,428,111	$1,220,971
04/23	$1,451,014	$1,230,976
05/23	$1,463,140	$1,248,319
06/23	$1,529,156	$1,294,815
07/23	$1,573,616	$1,350,963
08/23	$1,508,947	$1,284,471
09/23	$1,460,445	$1,251,637
10/23	$1,401,165	$1,205,026
11/23	$1,534,545	$1,329,646
12/23	$1,626,396	$1,414,682
01/24	$1,568,020	$1,379,491
02/24	$1,627,754	$1,428,504
03/24	$1,682,057	$1,471,409
04/24	$1,645,402	$1,447,619
05/24	$1,664,409	$1,446,111
06/24	$1,729,573	$1,533,818
07/24	$1,768,943	$1,546,701
08/24	$1,766,228	$1,574,759
09/24	$1,758,083	$1,594,547
10/24	$1,690,203	$1,532,698

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	20.63%	7.86%	5.39%
MSCI Emerging Markets ex-China Index (Net TR)	27.19%	6.61%	4.36%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 161,812,599
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 364,926
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$161,812,599
Total Number of Portfolio Holdings	73
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$364,926

Holdings [Text Block]

Geographic Allocation (% of total net assets)

India	25.2%
Taiwan	23.7%
South Korea	13.8%
Brazil	7.9%
Saudi Arabia	6.7%
Mexico	5.0%
United Arab Emirates	3.5%
Indonesia	3.2%
Kazakhstan	3.1%
United States	2.4%
Other	5.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.5%
Samsung Electronics Co. Ltd.	5.0%
ICICI Bank Ltd.	2.9%
Chroma ATE, Inc.	2.8%
Power Grid Corp. of India Ltd.	2.3%
ITC Ltd.	2.3%
Al Rajhi Bank	2.2%
Kaspi.KZ JSC	2.0%
SBI Life Insurance Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000057051
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Service Class
Trading Symbol		GLLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Taiwanese electronic test equipment maker Chroma ATE was the top stock contributor, benefitting from increased demand for system level testers due to the rising complexity of semiconductor chips. The company reported strong results and guidance for continued demand for semiconductor equipment tests into the fourth quarter and 2025. Israeli semiconductor equipment provider Nova was buoyed by solid results on sustained demand for its leading-edge metrology equipment. The Fund has since sold the stock due to geopolitical risks and as its valuation had become quite full. HD Korea Shipbuilding & Offshore Engineering outperformed on good earnings results and improving order flows that includes large containers, and favourable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects.

What detracted from performance?

From a stock perspective, Brazilian car rental company Localiza and pharmacy retailer Raia Drogasil were the top detractors. Their share prices corrected due to revisions in short-term earnings expectations and were impacted by changing market sentiment towards the interest rate environment. In Taiwan, we sold Hon Hai Precision Industry early into the fiscal year on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which cost us performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged behind technology peers because of the uncertainty around its high bandwidth memory (HBM) product.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	MSCI Emerging Markets ex-China Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$992,063	$982,922
12/14	$961,618	$923,059
01/15	$949,326	$924,315
02/15	$986,923	$952,552
03/15	$958,856	$928,575
04/15	$992,920	$974,920
05/15	$978,424	$934,850
06/15	$945,810	$920,334
07/15	$936,388	$868,187
08/15	$871,160	$796,889
09/15	$831,469	$770,312
10/15	$893,975	$820,670
11/15	$874,351	$787,296
12/15	$847,011	$767,142
01/16	$817,099	$734,677
02/16	$812,722	$739,211
03/16	$873,275	$840,163
04/16	$882,759	$846,672
05/16	$881,300	$807,277
06/16	$906,834	$848,187
07/16	$926,532	$895,399
08/16	$931,639	$902,810
09/16	$932,369	$910,324
10/16	$914,130	$919,800
11/16	$898,809	$866,154
12/16	$912,294	$882,334
01/17	$952,119	$926,431
02/17	$967,607	$953,168
03/17	$988,994	$978,600
04/17	$1,008,169	$998,306
05/17	$1,043,570	$1,019,225
06/17	$1,047,257	$1,024,438
07/17	$1,066,432	$1,073,974
08/17	$1,065,695	$1,089,394
09/17	$1,083,395	$1,078,638
10/17	$1,096,670	$1,114,328
11/17	$1,112,895	$1,110,175
12/17	$1,134,586	$1,158,045
01/18	$1,197,618	$1,234,262
02/18	$1,132,969	$1,187,205
03/18	$1,123,272	$1,172,543
04/18	$1,118,423	$1,165,248
05/18	$1,099,837	$1,096,953
06/18	$1,096,604	$1,057,142
07/18	$1,141,859	$1,104,444
08/18	$1,122,464	$1,080,064
09/18	$1,115,191	$1,078,601
10/18	$1,045,694	$998,047
11/18	$1,067,513	$1,025,419
12/18	$1,004,620	$1,014,091
01/19	$1,069,291	$1,092,835
02/19	$1,093,211	$1,079,383
03/19	$1,113,586	$1,080,166
04/19	$1,149,909	$1,102,257
05/19	$1,082,580	$1,054,051
06/19	$1,149,023	$1,111,348
07/19	$1,142,821	$1,094,256
08/19	$1,116,244	$1,037,409
09/19	$1,135,734	$1,066,900
10/19	$1,156,110	$1,112,784
11/19	$1,194,204	$1,101,412
12/19	$1,242,056	$1,178,648
01/20	$1,212,745	$1,124,572
02/20	$1,136,720	$1,028,801
03/20	$990,164	$817,691
04/20	$1,086,341	$908,517
05/20	$1,132,140	$922,995
06/20	$1,164,199	$980,669
07/20	$1,214,577	$1,064,860
08/20	$1,275,947	$1,062,608
09/20	$1,253,964	$1,054,378
10/20	$1,228,317	$1,051,530
11/20	$1,362,964	$1,200,702
12/20	$1,439,906	$1,326,551
01/21	$1,422,502	$1,331,412
02/21	$1,456,393	$1,357,736
03/21	$1,477,461	$1,380,036
04/21	$1,562,646	$1,423,683
05/21	$1,590,125	$1,470,070
06/21	$1,606,612	$1,473,281
07/21	$1,658,823	$1,437,012
08/21	$1,690,882	$1,494,550
09/21	$1,595,621	$1,443,318
10/21	$1,693,630	$1,441,428
11/21	$1,645,083	$1,397,214
12/21	$1,732,974	$1,459,656
01/22	$1,624,664	$1,439,429
02/22	$1,568,465	$1,402,585
03/22	$1,553,137	$1,408,536
04/22	$1,419,282	$1,321,208
05/22	$1,446,870	$1,322,737
06/22	$1,272,142	$1,156,135
07/22	$1,350,821	$1,211,674
08/22	$1,338,559	$1,217,781
09/22	$1,219,009	$1,091,525
10/22	$1,293,600	$1,125,853
11/22	$1,402,933	$1,231,217
12/22	$1,331,595	$1,178,597
01/23	$1,437,068	$1,249,803
02/23	$1,364,555	$1,193,256
03/23	$1,419,928	$1,220,971
04/23	$1,441,023	$1,230,976
05/23	$1,454,207	$1,248,319
06/23	$1,518,809	$1,294,815
07/23	$1,563,635	$1,350,963
08/23	$1,500,351	$1,284,471
09/23	$1,451,570	$1,251,637
10/23	$1,392,242	$1,205,026
11/23	$1,524,083	$1,329,646
12/23	$1,615,787	$1,414,682
01/24	$1,557,321	$1,379,491
02/24	$1,617,115	$1,428,504
03/24	$1,671,595	$1,471,409
04/24	$1,633,061	$1,447,619
05/24	$1,652,992	$1,446,111
06/24	$1,718,102	$1,533,818
07/24	$1,756,636	$1,546,701
08/24	$1,753,979	$1,574,759
09/24	$1,744,678	$1,594,547
10/24	$1,678,239	$1,532,698

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	20.54%	7.74%	5.31%
MSCI Emerging Markets ex-China Index (Net TR)	27.19%	6.61%	4.36%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 161,812,599
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 364,926
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$161,812,599
Total Number of Portfolio Holdings	73
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$364,926

Holdings [Text Block]

Geographic Allocation (% of total net assets)

India	25.2%
Taiwan	23.7%
South Korea	13.8%
Brazil	7.9%
Saudi Arabia	6.7%
Mexico	5.0%
United Arab Emirates	3.5%
Indonesia	3.2%
Kazakhstan	3.1%
United States	2.4%
Other	5.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.5%
Samsung Electronics Co. Ltd.	5.0%
ICICI Bank Ltd.	2.9%
Chroma ATE, Inc.	2.8%
Power Grid Corp. of India Ltd.	2.3%
ITC Ltd.	2.3%
Al Rajhi Bank	2.2%
Kaspi.KZ JSC	2.0%
SBI Life Insurance Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.90% on assets up to $500 million, 0.85% on assets of $500 million up to $2 billion and 0.80% on assets of $2 billion and more, to 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 1.10% to 0.99% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000111352
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class A
Trading Symbol		GEGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$119	1.09%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Chipmaker TSMC was the top stock contributor, reporting strong results exceeding market expectations, and benefitting from the global AI-driven tech sector rally for the greater part of the reporting period. Several high conviction names in China did well, including Tencent, battery maker Contemporary Amperex Technology Co. and electrical goods manufacturer Midea Group. HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers and favorable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects. Peruvian miner, Southern Copper, outperformed on relatively improving demand outlook and pricing for copper.

What detracted from performance?

The Fund’s exposure to China and Hong Kong dragged on performance for the greater part of the year up until mid-September 2024 when Chinese authorities announced a slew of stimulus measures that saw a sharp re-rating across the board, but that exuberance was short-lived. The Fund consolidated its exposure by backing the highest conviction ideas. In Taiwan, the Fund sold Hon Hai Precision Industry early into the reporting period on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which detracted from Fund performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged technology peers on the uncertainty around its high bandwidth memory (HBM) product qualifying for use by a key customer.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI Emerging Markets Index (Net TR)
10/14	$9,424	$10,118
11/14	$9,417	$10,011
12/14	$8,832	$9,550
01/15	$9,015	$9,607
02/15	$9,343	$9,904
03/15	$9,107	$9,763
04/15	$9,389	$10,514
05/15	$9,146	$10,093
06/15	$8,930	$9,831
07/15	$8,661	$9,150
08/15	$7,852	$8,322
09/15	$7,608	$8,072
10/15	$8,078	$8,648
11/15	$7,800	$8,310
12/15	$7,599	$8,125
01/16	$7,305	$7,598
02/16	$7,278	$7,585
03/16	$8,208	$8,589
04/16	$8,361	$8,636
05/16	$8,060	$8,314
06/16	$8,555	$8,646
07/16	$8,910	$9,081
08/16	$8,957	$9,307
09/16	$8,997	$9,426
10/16	$9,050	$9,449
11/16	$8,395	$9,014
12/16	$8,478	$9,034
01/17	$8,910	$9,528
02/17	$9,065	$9,820
03/17	$9,483	$10,068
04/17	$9,686	$10,288
05/17	$9,929	$10,592
06/17	$10,057	$10,699
07/17	$10,395	$11,337
08/17	$10,624	$11,590
09/17	$10,482	$11,544
10/17	$10,624	$11,948
11/17	$10,496	$11,972
12/17	$10,983	$12,402
01/18	$11,802	$13,436
02/18	$11,181	$12,816
03/18	$10,977	$12,578
04/18	$10,724	$12,522
05/18	$10,213	$12,078
06/18	$9,743	$11,577
07/18	$10,111	$11,831
08/18	$9,784	$11,511
09/18	$9,668	$11,450
10/18	$8,945	$10,453
11/18	$9,477	$10,884
12/18	$9,325	$10,595
01/19	$10,007	$11,523
02/19	$10,042	$11,549
03/19	$10,325	$11,646
04/19	$10,690	$11,891
05/19	$10,001	$11,028
06/19	$10,683	$11,716
07/19	$10,538	$11,573
08/19	$10,104	$11,009
09/19	$10,221	$11,219
10/19	$10,545	$11,692
11/19	$10,359	$11,676
12/19	$11,178	$12,547
01/20	$10,647	$11,962
02/20	$10,192	$11,331
03/20	$8,249	$9,586
04/20	$8,997	$10,464
05/20	$9,270	$10,544
06/20	$10,130	$11,319
07/20	$11,136	$12,331
08/20	$11,493	$12,603
09/20	$11,311	$12,401
10/20	$11,737	$12,657
11/20	$12,982	$13,827
12/20	$14,229	$14,844
01/21	$14,757	$15,299
02/21	$14,672	$15,416
03/21	$14,468	$15,183
04/21	$14,588	$15,561
05/21	$14,891	$15,922
06/21	$15,052	$15,950
07/21	$14,292	$14,876
08/21	$14,524	$15,266
09/21	$13,933	$14,659
10/21	$14,186	$14,803
11/21	$13,313	$14,200
12/21	$13,448	$14,467
01/22	$13,205	$14,193
02/22	$12,271	$13,769
03/22	$11,620	$13,458
04/22	$10,592	$12,709
05/22	$10,820	$12,765
06/22	$10,247	$11,917
07/22	$10,200	$11,887
08/22	$10,035	$11,937
09/22	$9,007	$10,538
10/22	$8,850	$10,210
11/22	$10,168	$11,725
12/22	$9,878	$11,560
01/23	$10,784	$12,473
02/23	$10,005	$11,664
03/23	$10,387	$12,017
04/23	$10,204	$11,881
05/23	$9,981	$11,682
06/23	$10,363	$12,125
07/23	$10,816	$12,880
08/23	$10,196	$12,087
09/23	$9,774	$11,770
10/23	$9,472	$11,313
11/23	$10,116	$12,219
12/23	$10,473	$12,696
01/24	$9,919	$12,107
02/24	$10,393	$12,683
03/24	$10,650	$12,997
04/24	$10,569	$13,055
05/24	$10,682	$13,129
06/24	$10,963	$13,647
07/24	$11,147	$13,687
08/24	$11,203	$13,908
09/24	$11,797	$14,837
10/24	$11,244	$14,177

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	18.70%	1.29%	1.78%
Class A with sales load - 5.75%	11.85%	0.10%	1.18%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 1,240,789,006
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 12,628,392
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$1,240,789,006
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,628,392

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	27.0%
India	19.5%
Taiwan	18.1%
South Korea	9.8%
Mexico	5.7%
Brazil	4.5%
Saudi Arabia	3.3%
Indonesia	2.3%
United Arab Emirates	2.1%
Other	7.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.9%
HDFC Bank Ltd.	2.8%
Power Grid Corp. of India Ltd.	2.6%
Southern Copper Corp.	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
ICICI Bank Ltd.	2.0%
Al Rajhi Bank	1.8%

Material Fund Change [Text Block]
C000111353
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class C
Trading Symbol		GEGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$228	2.10%

Expenses Paid, Amount		$ 228
Expense Ratio, Percent		2.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Chipmaker TSMC was the top stock contributor, reporting strong results exceeding market expectations, and benefitting from the global AI-driven tech sector rally for the greater part of the reporting period. Several high conviction names in China did well, including Tencent, battery maker Contemporary Amperex Technology Co. and electrical goods manufacturer Midea Group. HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers and favorable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects. Peruvian miner, Southern Copper, outperformed on relatively improving demand outlook and pricing for copper.

What detracted from performance?

The Fund’s exposure to China and Hong Kong dragged on performance for the greater part of the year up until mid-September 2024 when Chinese authorities announced a slew of stimulus measures that saw a sharp re-rating across the board, but that exuberance was short-lived. The Fund consolidated its exposure by backing the highest conviction ideas. In Taiwan, the Fund sold Hon Hai Precision Industry early into the reporting period on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which detracted from Fund performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged technology peers on the uncertainty around its high bandwidth memory (HBM) product qualifying for use by a key customer.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	MSCI Emerging Markets Index (Net TR)
10/14	$10,000	$10,118
11/14	$9,986	$10,011
12/14	$9,358	$9,550
01/15	$9,547	$9,607
02/15	$9,890	$9,904
03/15	$9,638	$9,763
04/15	$9,932	$10,514
05/15	$9,666	$10,093
06/15	$9,437	$9,831
07/15	$9,143	$9,150
08/15	$8,290	$8,322
09/15	$8,022	$8,072
10/15	$8,520	$8,648
11/15	$8,218	$8,310
12/15	$8,003	$8,125
01/16	$7,690	$7,598
02/16	$7,655	$7,585
03/16	$8,635	$8,589
04/16	$8,791	$8,636
05/16	$8,464	$8,314
06/16	$8,983	$8,646
07/16	$9,345	$9,081
08/16	$9,394	$9,307
09/16	$9,430	$9,426
10/16	$9,480	$9,449
11/16	$8,791	$9,014
12/16	$8,868	$9,034
01/17	$9,317	$9,528
02/17	$9,480	$9,820
03/17	$9,907	$10,068
04/17	$10,114	$10,288
05/17	$10,370	$10,592
06/17	$10,498	$10,699
07/17	$10,847	$11,337
08/17	$11,082	$11,590
09/17	$10,925	$11,544
10/17	$11,068	$11,948
11/17	$10,932	$11,972
12/17	$11,434	$12,402
01/18	$12,285	$13,436
02/18	$11,628	$12,816
03/18	$11,406	$12,578
04/18	$11,148	$12,522
05/18	$10,612	$12,078
06/18	$10,119	$11,577
07/18	$10,491	$11,831
08/18	$10,147	$11,511
09/18	$10,026	$11,450
10/18	$9,275	$10,453
11/18	$9,818	$10,884
12/18	$9,658	$10,595
01/19	$10,360	$11,523
02/19	$10,396	$11,549
03/19	$10,683	$11,646
04/19	$11,048	$11,891
05/19	$10,332	$11,028
06/19	$11,041	$11,716
07/19	$10,883	$11,573
08/19	$10,432	$11,009
09/19	$10,547	$11,219
10/19	$10,876	$11,692
11/19	$10,683	$11,676
12/19	$11,517	$12,547
01/20	$10,969	$11,962
02/20	$10,499	$11,331
03/20	$8,485	$9,586
04/20	$9,250	$10,464
05/20	$9,532	$10,544
06/20	$10,413	$11,319
07/20	$11,438	$12,331
08/20	$11,799	$12,603
09/20	$11,611	$12,401
10/20	$12,045	$12,657
11/20	$13,308	$13,827
12/20	$14,589	$14,844
01/21	$15,120	$15,299
02/21	$15,026	$15,416
03/21	$14,807	$15,183
04/21	$14,931	$15,561
05/21	$15,229	$15,922
06/21	$15,389	$15,950
07/21	$14,604	$14,876
08/21	$14,836	$15,266
09/21	$14,218	$14,659
10/21	$14,473	$14,803
11/21	$13,578	$14,200
12/21	$13,711	$14,467
01/22	$13,452	$14,193
02/22	$12,495	$13,769
03/22	$11,830	$13,458
04/22	$10,776	$12,709
05/22	$11,011	$12,765
06/22	$10,419	$11,917
07/22	$10,363	$11,887
08/22	$10,200	$11,937
09/22	$9,146	$10,538
10/22	$8,992	$10,210
11/22	$10,322	$11,725
12/22	$10,020	$11,560
01/23	$10,940	$12,473
02/23	$10,142	$11,664
03/23	$10,525	$12,017
04/23	$10,329	$11,881
05/23	$10,101	$11,682
06/23	$10,484	$12,125
07/23	$10,940	$12,880
08/23	$10,305	$12,087
09/23	$9,881	$11,770
10/23	$9,564	$11,313
11/23	$10,215	$12,219
12/23	$10,576	$12,696
01/24	$10,005	$12,107
02/24	$10,470	$12,683
03/24	$10,722	$12,997
04/24	$10,633	$13,055
05/24	$10,739	$13,129
06/24	$10,999	$13,647
07/24	$11,179	$13,687
08/24	$11,228	$13,908
09/24	$11,806	$14,837
10/24	$11,244	$14,177

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	17.57%	0.67%	1.18%
Class C with sales load - 1.00%	16.57%	0.67%	1.18%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 1,240,789,006
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 12,628,392
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$1,240,789,006
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,628,392

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	27.0%
India	19.5%
Taiwan	18.1%
South Korea	9.8%
Mexico	5.7%
Brazil	4.5%
Saudi Arabia	3.3%
Indonesia	2.3%
United Arab Emirates	2.1%
Other	7.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.9%
HDFC Bank Ltd.	2.8%
Power Grid Corp. of India Ltd.	2.6%
Southern Copper Corp.	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
ICICI Bank Ltd.	2.0%
Al Rajhi Bank	1.8%

Material Fund Change [Text Block]
C000111354
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class R
Trading Symbol		GEMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$190	1.74%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Chipmaker TSMC was the top stock contributor, reporting strong results exceeding market expectations, and benefitting from the global AI-driven tech sector rally for the greater part of the reporting period. Several high conviction names in China did well, including Tencent, battery maker Contemporary Amperex Technology Co. and electrical goods manufacturer Midea Group. HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers and favorable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects. Peruvian miner, Southern Copper, outperformed on relatively improving demand outlook and pricing for copper.

What detracted from performance?

The Fund’s exposure to China and Hong Kong dragged on performance for the greater part of the year up until mid-September 2024 when Chinese authorities announced a slew of stimulus measures that saw a sharp re-rating across the board, but that exuberance was short-lived. The Fund consolidated its exposure by backing the highest conviction ideas. In Taiwan, the Fund sold Hon Hai Precision Industry early into the reporting period on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which detracted from Fund performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged technology peers on the uncertainty around its high bandwidth memory (HBM) product qualifying for use by a key customer.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net TR)
10/14	$10,000	$10,118
11/14	$9,987	$10,011
12/14	$9,357	$9,550
01/15	$9,552	$9,607
02/15	$9,894	$9,904
03/15	$9,650	$9,763
04/15	$9,943	$10,514
05/15	$9,678	$10,093
06/15	$9,454	$9,831
07/15	$9,161	$9,150
08/15	$8,308	$8,322
09/15	$8,043	$8,072
10/15	$8,541	$8,648
11/15	$8,239	$8,310
12/15	$8,024	$8,125
01/16	$7,711	$7,598
02/16	$7,676	$7,585
03/16	$8,663	$8,589
04/16	$8,819	$8,636
05/16	$8,499	$8,314
06/16	$9,025	$8,646
07/16	$9,394	$9,081
08/16	$9,444	$9,307
09/16	$9,486	$9,426
10/16	$9,536	$9,449
11/16	$8,847	$9,014
12/16	$8,930	$9,034
01/17	$9,381	$9,528
02/17	$9,545	$9,820
03/17	$9,982	$10,068
04/17	$10,196	$10,288
05/17	$10,447	$10,592
06/17	$10,583	$10,699
07/17	$10,933	$11,337
08/17	$11,176	$11,590
09/17	$11,026	$11,544
10/17	$11,169	$11,948
11/17	$11,033	$11,972
12/17	$11,550	$12,402
01/18	$12,410	$13,436
02/18	$11,753	$12,816
03/18	$11,529	$12,578
04/18	$11,269	$12,522
05/18	$10,734	$12,078
06/18	$10,236	$11,577
07/18	$10,611	$11,831
08/18	$10,272	$11,511
09/18	$10,156	$11,450
10/18	$9,390	$10,453
11/18	$9,947	$10,884
12/18	$9,784	$10,595
01/19	$10,506	$11,523
02/19	$10,536	$11,549
03/19	$10,835	$11,646
04/19	$11,215	$11,891
05/19	$10,485	$11,028
06/19	$11,207	$11,716
07/19	$11,047	$11,573
08/19	$10,594	$11,009
09/19	$10,718	$11,219
10/19	$11,054	$11,692
11/19	$10,857	$11,676
12/19	$11,715	$12,547
01/20	$11,160	$11,962
02/20	$10,679	$11,331
03/20	$8,636	$9,586
04/20	$9,421	$10,464
05/20	$9,702	$10,544
06/20	$10,605	$11,319
07/20	$11,655	$12,331
08/20	$12,025	$12,603
09/20	$11,833	$12,401
10/20	$12,284	$12,657
11/20	$13,587	$13,827
12/20	$14,892	$14,844
01/21	$15,436	$15,299
02/21	$15,354	$15,416
03/21	$15,131	$15,183
04/21	$15,257	$15,561
05/21	$15,570	$15,922
06/21	$15,742	$15,950
07/21	$14,944	$14,876
08/21	$15,183	$15,266
09/21	$14,557	$14,659
10/21	$14,825	$14,803
11/21	$13,908	$14,200
12/21	$14,047	$14,467
01/22	$13,790	$14,193
02/22	$12,817	$13,769
03/22	$12,135	$13,458
04/22	$11,055	$12,709
05/22	$11,296	$12,765
06/22	$10,689	$11,917
07/22	$10,639	$11,887
08/22	$10,473	$11,937
09/22	$9,401	$10,538
10/22	$9,235	$10,210
11/22	$10,606	$11,725
12/22	$10,298	$11,560
01/23	$11,250	$12,473
02/23	$10,433	$11,664
03/23	$10,837	$12,017
04/23	$10,635	$11,881
05/23	$10,408	$11,682
06/23	$10,803	$12,125
07/23	$11,275	$12,880
08/23	$10,627	$12,087
09/23	$10,189	$11,770
10/23	$9,869	$11,313
11/23	$10,534	$12,219
12/23	$10,912	$12,696
01/24	$10,326	$12,107
02/24	$10,810	$12,683
03/24	$11,074	$12,997
04/24	$10,980	$13,055
05/24	$11,091	$13,129
06/24	$11,371	$13,647
07/24	$11,558	$13,687
08/24	$11,609	$13,908
09/24	$12,221	$14,837
10/24	$11,635	$14,177

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	17.89%	1.03%	1.53%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 1,240,789,006
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 12,628,392
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$1,240,789,006
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,628,392

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	27.0%
India	19.5%
Taiwan	18.1%
South Korea	9.8%
Mexico	5.7%
Brazil	4.5%
Saudi Arabia	3.3%
Indonesia	2.3%
United Arab Emirates	2.1%
Other	7.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.9%
HDFC Bank Ltd.	2.8%
Power Grid Corp. of India Ltd.	2.6%
Southern Copper Corp.	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
ICICI Bank Ltd.	2.0%
Al Rajhi Bank	1.8%

Material Fund Change [Text Block]
C000079068
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Class
Trading Symbol		ABEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.10%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Chipmaker TSMC was the top stock contributor, reporting strong results exceeding market expectations, and benefitting from the global AI-driven tech sector rally for the greater part of the reporting period. Several high conviction names in China did well, including Tencent, battery maker Contemporary Amperex Technology Co. and electrical goods manufacturer Midea Group. HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers and favorable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects. Peruvian miner, Southern Copper, outperformed on relatively improving demand outlook and pricing for copper.

What detracted from performance?

The Fund’s exposure to China and Hong Kong dragged on performance for the greater part of the year up until mid-September 2024 when Chinese authorities announced a slew of stimulus measures that saw a sharp re-rating across the board, but that exuberance was short-lived. The Fund consolidated its exposure by backing the highest conviction ideas. In Taiwan, the Fund sold Hon Hai Precision Industry early into the reporting period on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which detracted from Fund performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged technology peers on the uncertainty around its high bandwidth memory (HBM) product qualifying for use by a key customer.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$998,658	$989,423
12/14	$937,104	$943,824
01/15	$956,554	$949,482
02/15	$991,982	$978,881
03/15	$966,974	$964,960
04/15	$997,539	$1,039,180
05/15	$971,837	$997,565
06/15	$949,121	$971,657
07/15	$921,185	$904,303
08/15	$835,283	$822,511
09/15	$808,920	$797,767
10/15	$859,522	$854,675
11/15	$830,707	$821,336
12/15	$808,887	$803,027
01/16	$778,269	$750,931
02/16	$775,421	$749,703
03/16	$875,107	$848,909
04/16	$891,484	$853,522
05/16	$859,442	$821,684
06/16	$912,846	$854,525
07/16	$950,584	$897,526
08/16	$956,281	$919,831
09/16	$961,265	$931,659
10/16	$966,962	$933,881
11/16	$897,181	$890,893
12/16	$905,633	$892,860
01/17	$952,501	$941,720
02/17	$969,806	$970,548
03/17	$1,014,511	$995,048
04/17	$1,036,863	$1,016,833
05/17	$1,063,542	$1,046,895
06/17	$1,077,963	$1,057,434
07/17	$1,114,015	$1,120,467
08/17	$1,139,252	$1,145,459
09/17	$1,124,110	$1,140,905
10/17	$1,139,973	$1,180,900
11/17	$1,126,994	$1,183,271
12/17	$1,179,502	$1,225,747
01/18	$1,267,928	$1,327,907
02/18	$1,201,426	$1,266,665
03/18	$1,180,233	$1,243,114
04/18	$1,153,924	$1,237,614
05/18	$1,099,114	$1,193,760
06/18	$1,049,420	$1,144,163
07/18	$1,088,883	$1,169,297
08/18	$1,054,536	$1,137,680
09/18	$1,042,113	$1,131,642
10/18	$964,648	$1,033,096
11/18	$1,021,650	$1,075,670
12/18	$1,006,725	$1,047,174
01/19	$1,080,967	$1,138,862
02/19	$1,084,679	$1,141,422
03/19	$1,115,861	$1,151,002
04/19	$1,155,209	$1,175,233
05/19	$1,081,710	$1,089,956
06/19	$1,155,952	$1,157,981
07/19	$1,140,361	$1,143,822
08/19	$1,094,331	$1,088,053
09/19	$1,107,694	$1,108,823
10/19	$1,142,588	$1,155,579
11/19	$1,123,285	$1,153,989
12/19	$1,212,282	$1,240,083
01/20	$1,155,563	$1,182,277
02/20	$1,106,406	$1,119,931
03/20	$895,410	$947,436
04/20	$977,086	$1,034,197
05/20	$1,007,336	$1,042,140
06/20	$1,101,112	$1,118,747
07/20	$1,211,526	$1,218,720
08/20	$1,250,095	$1,245,660
09/20	$1,231,189	$1,225,680
10/20	$1,278,077	$1,250,933
11/20	$1,414,204	$1,366,628
12/20	$1,550,674	$1,467,094
01/21	$1,608,671	$1,512,072
02/21	$1,600,277	$1,523,637
03/21	$1,578,909	$1,500,626
04/21	$1,592,646	$1,537,988
05/21	$1,626,223	$1,573,655
06/21	$1,644,538	$1,576,367
07/21	$1,562,121	$1,470,280
08/21	$1,588,067	$1,508,765
09/21	$1,523,201	$1,448,805
10/21	$1,552,200	$1,463,095
11/21	$1,456,809	$1,403,469
12/21	$1,472,633	$1,429,803
01/22	$1,446,153	$1,402,738
02/22	$1,344,504	$1,360,810
03/22	$1,273,605	$1,330,075
04/22	$1,161,706	$1,256,088
05/22	$1,187,332	$1,261,618
06/22	$1,124,975	$1,177,784
07/22	$1,119,850	$1,174,891
08/22	$1,102,766	$1,179,796
09/22	$990,012	$1,041,486
10/22	$973,783	$1,009,149
11/22	$1,118,996	$1,158,824
12/22	$1,086,221	$1,142,536
01/23	$1,187,973	$1,232,752
02/23	$1,101,875	$1,152,818
03/23	$1,144,489	$1,187,733
04/23	$1,124,487	$1,174,273
05/23	$1,101,006	$1,154,550
06/23	$1,142,750	$1,198,388
07/23	$1,194,061	$1,272,989
08/23	$1,125,357	$1,194,573
09/23	$1,080,134	$1,163,332
10/23	$1,046,216	$1,118,131
11/23	$1,118,399	$1,207,615
12/23	$1,158,486	$1,254,826
01/24	$1,097,606	$1,196,560
02/24	$1,149,662	$1,253,483
03/24	$1,177,897	$1,284,544
04/24	$1,169,073	$1,290,291
05/24	$1,181,426	$1,297,579
06/24	$1,211,425	$1,348,760
07/24	$1,231,718	$1,352,774
08/24	$1,237,894	$1,374,615
09/24	$1,304,068	$1,466,405
10/24	$1,242,306	$1,401,190

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	18.74%	1.69%	2.19%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 1,240,789,006
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 12,628,392
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$1,240,789,006
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,628,392

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	27.0%
India	19.5%
Taiwan	18.1%
South Korea	9.8%
Mexico	5.7%
Brazil	4.5%
Saudi Arabia	3.3%
Indonesia	2.3%
United Arab Emirates	2.1%
Other	7.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.9%
HDFC Bank Ltd.	2.8%
Power Grid Corp. of India Ltd.	2.6%
Southern Copper Corp.	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
ICICI Bank Ltd.	2.0%
Al Rajhi Bank	1.8%

Material Fund Change [Text Block]
C000081085
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Service Class
Trading Symbol		AEMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$137	1.25%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Chipmaker TSMC was the top stock contributor, reporting strong results exceeding market expectations, and benefitting from the global AI-driven tech sector rally for the greater part of the reporting period. Several high conviction names in China did well, including Tencent, battery maker Contemporary Amperex Technology Co. and electrical goods manufacturer Midea Group. HD Korea Shipbuilding & Offshore Engineering outperformed on good results and improving order flows that included large containers and favorable new vessel pricing. Power Grid Corporation of India was also a top contributor, with solid fundamentals, earnings visibility, and a robust pipeline of projects. Peruvian miner, Southern Copper, outperformed on relatively improving demand outlook and pricing for copper.

What detracted from performance?

The Fund’s exposure to China and Hong Kong dragged on performance for the greater part of the year up until mid-September 2024 when Chinese authorities announced a slew of stimulus measures that saw a sharp re-rating across the board, but that exuberance was short-lived. The Fund consolidated its exposure by backing the highest conviction ideas. In Taiwan, the Fund sold Hon Hai Precision Industry early into the reporting period on concerns around near-term softness in Apple sales and a weakening outlook for electric vehicles. Hon Hai shares, however, re-rated later in the period, which detracted from Fund performance. Not holding SK Hynix earlier in the period was costly as its share price jumped on the back of growing demand for high-performance memory chips. The Fund’s core memory position in Samsung Electronics’ preferred shares lagged technology peers on the uncertainty around its high bandwidth memory (HBM) product qualifying for use by a key customer.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	MSCI Emerging Markets Index (Net TR)
10/14	$1,000,000	$1,000,000
11/14	$999,328	$989,423
12/14	$936,679	$943,824
01/15	$956,135	$949,482
02/15	$990,878	$978,881
03/15	$966,558	$964,960
04/15	$996,437	$1,039,180
05/15	$970,727	$997,565
06/15	$948,304	$971,657
07/15	$919,673	$904,303
08/15	$833,781	$822,511
09/15	$808,104	$797,767
10/15	$857,952	$854,675
11/15	$828,465	$821,336
12/15	$807,370	$803,027
01/16	$776,099	$750,931
02/16	$773,256	$749,703
03/16	$872,756	$848,909
04/16	$889,103	$853,522
05/16	$857,120	$821,684
06/16	$909,713	$854,525
07/16	$947,381	$897,526
08/16	$953,067	$919,831
09/16	$957,331	$931,659
10/16	$963,017	$933,881
11/16	$893,367	$890,893
12/16	$902,533	$892,860
01/17	$948,522	$941,720
02/17	$965,768	$970,548
03/17	$1,010,319	$995,048
04/17	$1,031,877	$1,016,833
05/17	$1,058,464	$1,046,895
06/17	$1,072,117	$1,057,434
07/17	$1,108,764	$1,120,467
08/17	$1,133,196	$1,145,459
09/17	$1,118,106	$1,140,905
10/17	$1,133,915	$1,180,900
11/17	$1,120,262	$1,183,271
12/17	$1,172,768	$1,225,747
01/18	$1,260,690	$1,327,907
02/18	$1,194,567	$1,266,665
03/18	$1,172,768	$1,243,114
04/18	$1,146,610	$1,237,614
05/18	$1,092,840	$1,193,760
06/18	$1,042,703	$1,144,163
07/18	$1,081,941	$1,169,297
08/18	$1,047,789	$1,137,680
09/18	$1,036,163	$1,131,642
10/18	$958,415	$1,033,096
11/18	$1,015,818	$1,075,670
12/18	$1,000,248	$1,047,174
01/19	$1,073,328	$1,138,862
02/19	$1,077,758	$1,141,422
03/19	$1,108,023	$1,151,002
04/19	$1,147,147	$1,175,233
05/19	$1,074,067	$1,089,956
06/19	$1,147,886	$1,157,981
07/19	$1,132,384	$1,143,822
08/19	$1,085,878	$1,088,053
09/19	$1,099,165	$1,108,823
10/19	$1,133,860	$1,155,579
11/19	$1,114,667	$1,153,989
12/19	$1,202,750	$1,240,083
01/20	$1,146,371	$1,182,277
02/20	$1,097,509	$1,119,931
03/20	$888,531	$947,436
04/20	$968,965	$1,034,197
05/20	$999,034	$1,042,140
06/20	$1,091,495	$1,118,747
07/20	$1,200,495	$1,218,720
08/20	$1,239,584	$1,245,660
09/20	$1,220,039	$1,225,680
10/20	$1,266,646	$1,250,933
11/20	$1,401,204	$1,366,628
12/20	$1,536,370	$1,467,094
01/21	$1,594,003	$1,512,072
02/21	$1,585,661	$1,523,637
03/21	$1,563,670	$1,500,626
04/21	$1,577,319	$1,537,988
05/21	$1,610,686	$1,573,655
06/21	$1,628,886	$1,576,367
07/21	$1,546,986	$1,470,280
08/21	$1,572,011	$1,508,765
09/21	$1,508,312	$1,448,805
10/21	$1,536,370	$1,463,095
11/21	$1,442,337	$1,403,469
12/21	$1,456,921	$1,429,803
01/22	$1,431,465	$1,402,738
02/22	$1,330,490	$1,360,810
03/22	$1,260,062	$1,330,075
04/22	$1,148,905	$1,256,088
05/22	$1,174,361	$1,261,618
06/22	$1,112,419	$1,177,784
07/22	$1,107,328	$1,174,891
08/22	$1,090,357	$1,179,796
09/22	$978,352	$1,041,486
10/22	$962,230	$1,009,149
11/22	$1,105,631	$1,158,824
12/22	$1,073,916	$1,142,536
01/23	$1,173,272	$1,232,752
02/23	$1,088,603	$1,152,818
03/23	$1,130,938	$1,187,733
04/23	$1,110,202	$1,174,273
05/23	$1,086,875	$1,154,550
06/23	$1,129,210	$1,198,388
07/23	$1,178,456	$1,272,989
08/23	$1,111,066	$1,194,573
09/23	$1,066,140	$1,163,332
10/23	$1,032,445	$1,118,131
11/23	$1,103,291	$1,207,615
12/23	$1,143,442	$1,254,826
01/24	$1,082,984	$1,196,560
02/24	$1,133,804	$1,253,483
03/24	$1,161,842	$1,284,544
04/24	$1,153,080	$1,290,291
05/24	$1,164,471	$1,297,579
06/24	$1,195,138	$1,348,760
07/24	$1,214,414	$1,352,774
08/24	$1,220,548	$1,374,615
09/24	$1,285,387	$1,466,405
10/24	$1,224,052	$1,401,190

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	18.56%	1.54%	2.04%
MSCI Emerging Markets Index (Net TR)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 1,240,789,006
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 12,628,392
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$1,240,789,006
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$12,628,392

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	27.0%
India	19.5%
Taiwan	18.1%
South Korea	9.8%
Mexico	5.7%
Brazil	4.5%
Saudi Arabia	3.3%
Indonesia	2.3%
United Arab Emirates	2.1%
Other	7.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.9%
HDFC Bank Ltd.	2.8%
Power Grid Corp. of India Ltd.	2.6%
Southern Copper Corp.	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
ICICI Bank Ltd.	2.0%
Al Rajhi Bank	1.8%

Material Fund Change [Text Block]
C000229255
Shareholder Report [Line Items]
Fund Name		abrdn Global Equity Impact Fund
Class Name		Class A
Trading Symbol		JETAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Equity Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$142	1.29%

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Tetra Tech, the US environmental consultancy, rose strongly as it announced results that beat expectations and raised its guidance for the year. Sentiment towards the US insulin pump manufacturer Insulet Corporation recovered as fears that GLP-1 weight-loss drugs could adversely affect the company's addressable market and future growth eased. Additionally, the shares were helped during the period by earlier-than-expected approval of its main Omnipod product for use in Type II diabetes patients. Shares in battery manufacturer Contemporary Amperex Technology Company performed well after the multi-faceted stimulus measures announced in China in September 2024.

What detracted from performance?

Not owning NVIDIA, which is included in the Index but does not meet the Fund’s impact criteria, had the largest negative effect on performance. The company’s recent results moderately exceeded guidance, and its comments about a strong demand environment, coupled with supply constraints for both existing and new products, drove the shares higher. Coursera, the US-based education platform, was weak as investors feared that the growth of its online education business could be held back by the rise of ChatGPT and other artificial-intelligence engines. Remitly Global, the US digital remittance business, fell as higher investments concerned investors and raised questions about returns and the competitive landscape.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World Index (Net TR)
10/14	$9,422	$10,070
11/14	$9,307	$10,239
12/14	$8,870	$10,041
01/15	$8,830	$9,884
02/15	$9,241	$10,435
03/15	$8,991	$10,273
04/15	$9,410	$10,571
05/15	$9,289	$10,557
06/15	$8,894	$10,309
07/15	$8,741	$10,398
08/15	$8,015	$9,685
09/15	$7,580	$9,334
10/15	$8,128	$10,067
11/15	$7,894	$9,984
12/15	$7,564	$9,804
01/16	$7,197	$9,213
02/16	$7,214	$9,149
03/16	$7,772	$9,827
04/16	$7,913	$9,972
05/16	$7,813	$9,985
06/16	$8,072	$9,924
07/16	$8,272	$10,352
08/16	$8,272	$10,387
09/16	$8,372	$10,451
10/16	$8,155	$10,273
11/16	$7,888	$10,351
12/16	$8,012	$10,575
01/17	$8,418	$10,864
02/17	$8,757	$11,169
03/17	$9,045	$11,305
04/17	$9,307	$11,482
05/17	$9,646	$11,735
06/17	$9,654	$11,789
07/17	$9,815	$12,118
08/17	$9,824	$12,164
09/17	$9,942	$12,399
10/17	$10,120	$12,657
11/17	$10,146	$12,902
12/17	$10,369	$13,110
01/18	$10,831	$13,850
02/18	$10,221	$13,268
03/18	$10,213	$12,984
04/18	$10,186	$13,108
05/18	$9,899	$13,124
06/18	$9,830	$13,053
07/18	$10,117	$13,447
08/18	$9,943	$13,552
09/18	$9,803	$13,611
10/18	$8,959	$12,591
11/18	$9,142	$12,776
12/18	$8,747	$11,876
01/19	$9,323	$12,813
02/19	$9,518	$13,156
03/19	$9,536	$13,322
04/19	$9,838	$13,771
05/19	$9,447	$12,955
06/19	$9,953	$13,803
07/19	$9,847	$13,843
08/19	$9,838	$13,515
09/19	$9,935	$13,799
10/19	$10,281	$14,177
11/19	$10,610	$14,523
12/19	$11,066	$15,034
01/20	$11,111	$14,868
02/20	$10,404	$13,667
03/20	$8,925	$11,822
04/20	$9,950	$13,089
05/20	$10,613	$13,658
06/20	$11,039	$14,094
07/20	$11,683	$14,840
08/20	$12,436	$15,748
09/20	$12,155	$15,240
10/20	$11,919	$14,870
11/20	$13,415	$16,703
12/20	$14,350	$17,478
01/21	$14,377	$17,399
02/21	$14,286	$17,802
03/21	$14,577	$18,277
04/21	$15,206	$19,076
05/21	$15,542	$19,373
06/21	$15,752	$19,628
07/21	$15,961	$19,764
08/21	$16,489	$20,258
09/21	$15,807	$19,422
10/21	$16,799	$20,413
11/21	$15,870	$19,921
12/21	$16,202	$20,718
01/22	$14,381	$19,701
02/22	$13,889	$19,192
03/22	$14,217	$19,608
04/22	$13,079	$18,038
05/22	$12,714	$18,059
06/22	$12,068	$16,537
07/22	$13,033	$17,692
08/22	$12,295	$17,040
09/22	$10,911	$15,409
10/22	$11,904	$16,339
11/22	$13,361	$17,606
12/22	$13,003	$16,913
01/23	$13,766	$18,126
02/23	$13,079	$17,606
03/23	$13,432	$18,149
04/23	$13,595	$18,410
05/23	$13,251	$18,213
06/23	$13,824	$19,270
07/23	$14,081	$19,976
08/23	$13,184	$19,418
09/23	$12,459	$18,615
10/23	$12,038	$18,055
11/23	$13,089	$19,721
12/23	$13,838	$20,669
01/24	$13,414	$20,790
02/24	$13,925	$21,682
03/24	$14,321	$22,363
04/24	$13,684	$21,625
05/24	$14,301	$22,503
06/24	$14,089	$23,004
07/24	$14,465	$23,375
08/24	$14,812	$23,969
09/24	$15,169	$24,526
10/24	$14,504	$23,975

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	20.48%	7.12%	4.41%
Class A with sales load - 5.75%	13.54%	5.86%	3.79%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 42,973,272
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 117,353
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$42,973,272
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$117,353

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	56.6%
United Kingdom	10.7%
Taiwan	6.7%
China	4.9%
Denmark	4.4%
Netherlands	3.0%
Canada	3.0%
Brazil	2.9%
Ireland	2.4%
Other	5.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	6.1%
Tetra Tech, Inc.	4.6%
RELX PLC	4.0%
UnitedHealth Group, Inc.	4.0%
NextEra Energy, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
AstraZeneca PLC	3.3%
Prologis, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Novo Nordisk AS, Class B	3.1%

Material Fund Change [Text Block]
C000229254
Shareholder Report [Line Items]
Fund Name		abrdn Global Equity Impact Fund
Class Name		Institutional Class
Trading Symbol		JETIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Equity Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.04%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Tetra Tech, the US environmental consultancy, rose strongly as it announced results that beat expectations and raised its guidance for the year. Sentiment towards the US insulin pump manufacturer Insulet Corporation recovered as fears that GLP-1 weight-loss drugs could adversely affect the company's addressable market and future growth eased. Additionally, the shares were helped during the period by earlier-than-expected approval of its main Omnipod product for use in Type II diabetes patients. Shares in battery manufacturer Contemporary Amperex Technology Company performed well after the multi-faceted stimulus measures announced in China in September 2024.

What detracted from performance?

Not owning NVIDIA, which is included in the Index but does not meet the Fund’s impact criteria, had the largest negative effect on performance. The company’s recent results moderately exceeded guidance, and its comments about a strong demand environment, coupled with supply constraints for both existing and new products, drove the shares higher. Coursera, the US-based education platform, was weak as investors feared that the growth of its online education business could be held back by the rise of ChatGPT and other artificial-intelligence engines. Remitly Global, the US digital remittance business, fell as higher investments concerned investors and raised questions about returns and the competitive landscape.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index (Net TR)
10/14	$1,000,000	$1,007,043
11/14	$987,755	$1,023,889
12/14	$941,793	$1,004,127
01/15	$937,508	$988,432
02/15	$982,070	$1,043,460
03/15	$954,647	$1,027,288
04/15	$1,000,066	$1,057,098
05/15	$987,211	$1,055,718
06/15	$945,221	$1,030,863
07/15	$928,938	$1,039,816
08/15	$852,670	$968,536
09/15	$806,394	$933,447
10/15	$864,667	$1,006,706
11/15	$839,815	$998,395
12/15	$804,534	$980,390
01/16	$767,238	$921,262
02/16	$769,014	$914,921
03/16	$828,510	$982,726
04/16	$843,606	$997,232
05/16	$832,950	$998,492
06/16	$860,479	$992,443
07/16	$882,679	$1,035,214
08/16	$882,679	$1,038,695
09/16	$893,335	$1,045,061
10/16	$871,135	$1,027,323
11/16	$842,718	$1,035,131
12/16	$855,734	$1,057,491
01/17	$899,200	$1,086,406
02/17	$935,421	$1,116,881
03/17	$966,210	$1,130,545
04/17	$994,281	$1,148,164
05/17	$1,031,408	$1,173,519
06/17	$1,032,314	$1,178,855
07/17	$1,049,519	$1,211,800
08/17	$1,051,330	$1,216,443
09/17	$1,064,008	$1,239,945
10/17	$1,083,024	$1,265,692
11/17	$1,085,741	$1,290,194
12/17	$1,110,807	$1,310,994
01/18	$1,160,280	$1,384,956
02/18	$1,094,938	$1,326,790
03/18	$1,094,005	$1,298,388
04/18	$1,091,204	$1,310,787
05/18	$1,060,400	$1,312,423
06/18	$1,053,866	$1,305,316
07/18	$1,084,670	$1,344,680
08/18	$1,066,001	$1,355,245
09/18	$1,051,066	$1,361,143
10/18	$961,455	$1,259,140
11/18	$981,057	$1,277,556
12/18	$939,111	$1,187,572
01/19	$1,000,957	$1,281,342
02/19	$1,021,889	$1,315,614
03/19	$1,023,792	$1,332,159
04/19	$1,056,143	$1,377,141
05/19	$1,015,229	$1,295,450
06/19	$1,069,463	$1,380,276
07/19	$1,058,046	$1,384,320
08/19	$1,057,094	$1,351,481
09/19	$1,067,560	$1,379,918
10/19	$1,105,620	$1,417,685
11/19	$1,141,776	$1,452,292
12/19	$1,190,180	$1,503,435
01/20	$1,195,058	$1,486,828
02/20	$1,119,940	$1,366,737
03/20	$960,924	$1,182,223
04/20	$1,071,162	$1,308,869
05/20	$1,143,353	$1,365,793
06/20	$1,189,204	$1,409,434
07/20	$1,259,445	$1,483,974
08/20	$1,340,416	$1,574,801
09/20	$1,310,174	$1,524,025
10/20	$1,285,785	$1,486,978
11/20	$1,446,752	$1,670,267
12/20	$1,547,793	$1,747,816
01/21	$1,551,722	$1,739,867
02/21	$1,540,919	$1,780,169
03/21	$1,573,328	$1,827,716
04/21	$1,642,075	$1,907,628
05/21	$1,678,413	$1,937,315
06/21	$1,701,001	$1,962,844
07/21	$1,724,572	$1,976,370
08/21	$1,781,534	$2,025,837
09/21	$1,707,876	$1,942,150
10/21	$1,815,907	$2,041,284
11/21	$1,715,733	$1,992,129
12/21	$1,751,400	$2,071,815
01/22	$1,554,835	$1,970,063
02/22	$1,502,745	$1,919,182
03/22	$1,538,127	$1,960,750
04/22	$1,415,273	$1,803,808
05/22	$1,376,943	$1,805,919
06/22	$1,307,162	$1,653,686
07/22	$1,411,342	$1,769,167
08/22	$1,331,733	$1,704,036
09/22	$1,182,343	$1,540,910
10/22	$1,289,471	$1,633,899
11/22	$1,448,689	$1,760,630
12/22	$1,409,693	$1,691,347
01/23	$1,492,372	$1,812,578
02/23	$1,417,961	$1,760,629
03/23	$1,457,234	$1,814,914
04/23	$1,474,803	$1,840,999
05/23	$1,437,597	$1,821,281
06/23	$1,500,640	$1,927,026
07/23	$1,529,578	$1,997,570
08/23	$1,431,396	$1,941,751
09/23	$1,352,850	$1,861,458
10/23	$1,307,376	$1,805,489
11/23	$1,422,095	$1,972,129
12/23	$1,503,773	$2,066,858
01/24	$1,457,696	$2,078,974
02/24	$1,514,245	$2,168,190
03/24	$1,557,180	$2,236,264
04/24	$1,489,112	$2,162,483
05/24	$1,555,085	$2,250,309
06/24	$1,533,094	$2,300,429
07/24	$1,574,982	$2,337,529
08/24	$1,612,681	$2,396,894
09/24	$1,651,427	$2,452,576
10/24	$1,579,171	$2,397,524

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	20.79%	7.39%	4.68%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet		$ 42,973,272
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 117,353
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$42,973,272
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$117,353

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	56.6%
United Kingdom	10.7%
Taiwan	6.7%
China	4.9%
Denmark	4.4%
Netherlands	3.0%
Canada	3.0%
Brazil	2.9%
Ireland	2.4%
Other	5.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	6.1%
Tetra Tech, Inc.	4.6%
RELX PLC	4.0%
UnitedHealth Group, Inc.	4.0%
NextEra Energy, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
AstraZeneca PLC	3.3%
Prologis, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Novo Nordisk AS, Class B	3.1%

Material Fund Change [Text Block]
C000199211
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Class A
Trading Symbol		AIAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$140	1.25%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the S&P Global Infrastructure Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Vistra Corporation, a leading power producer in the U.S., maintained its robust performance trajectory, with investors showing optimism towards sustained demand, particularly driven by the expansion of data centers. Similarly, International Container Terminal Services, a global port operator based in the Philippines, demonstrated exceptional performance. This was attributed to consistent market share gains in several of its key locations, including Melbourne, Manila, and Mexico. Helios Towers, which specializes in operating towers across Africa, also outperformed. The company's success was underpinned by significant organic growth, enhanced tenancy ratios, and improved profit margins, highlighting its strong operational efficiency.

What detracted from performance?

RWE, a leading German energy company, experienced a decline in performance as a result of falling gas prices in Europe, which also led to a decrease in power prices. Similarly, CCR, a prominent toll-road operator in Brazil, saw its performance dip, influenced by broader economic challenges in Brazil and a declining currency. CCR has been adversely affected by the increase in interest rates. Furthermore, CCR  disclosed that it did not win bids for several toll road projects in Brazil. EDP Renováveis, a Portuguese renewable energy firm, also saw a downturn in performance, attributed to lower power prices and asset rotation gains that fell short of expectations.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World Index (Net TR)	S&P Global Infrastructure Index (Net TR)
10/14	$9,424	$10,070	$10,164
11/14	$9,400	$10,239	$10,166
12/14	$9,211	$10,041	$10,098
01/15	$9,254	$9,884	$10,107
02/15	$9,531	$10,435	$10,096
03/15	$9,430	$10,273	$10,005
04/15	$9,863	$10,571	$10,440
05/15	$9,618	$10,557	$10,269
06/15	$9,323	$10,309	$9,795
07/15	$9,298	$10,398	$9,900
08/15	$8,638	$9,685	$9,349
09/15	$8,234	$9,334	$9,091
10/15	$8,656	$10,067	$9,524
11/15	$8,396	$9,984	$9,112
12/15	$8,169	$9,804	$8,869
01/16	$7,876	$9,213	$8,799
02/16	$7,866	$9,149	$8,877
03/16	$8,536	$9,827	$9,622
04/16	$8,877	$9,972	$9,842
05/16	$8,752	$9,985	$9,782
06/16	$8,917	$9,924	$10,069
07/16	$9,226	$10,352	$10,347
08/16	$9,053	$10,387	$10,149
09/16	$9,098	$10,451	$10,326
10/16	$8,981	$10,273	$10,033
11/16	$8,771	$10,351	$9,616
12/16	$8,975	$10,575	$9,884
01/17	$9,259	$10,864	$10,015
02/17	$9,575	$11,169	$10,307
03/17	$9,884	$11,305	$10,651
04/17	$10,046	$11,482	$10,828
05/17	$10,328	$11,735	$11,269
06/17	$10,384	$11,789	$11,250
07/17	$10,700	$12,118	$11,621
08/17	$10,800	$12,164	$11,800
09/17	$10,857	$12,399	$11,582
10/17	$10,968	$12,657	$11,689
11/17	$11,143	$12,902	$11,883
12/17	$11,209	$13,110	$11,769
01/18	$11,402	$13,850	$11,902
02/18	$10,640	$13,268	$11,096
03/18	$10,548	$12,984	$11,098
04/18	$10,613	$13,108	$11,367
05/18	$10,466	$13,124	$11,144
06/18	$10,470	$13,053	$11,348
07/18	$10,918	$13,447	$11,547
08/18	$10,743	$13,552	$11,258
09/18	$10,763	$13,611	$11,144
10/18	$10,377	$12,591	$10,701
11/18	$10,730	$12,776	$10,896
12/18	$10,137	$11,876	$10,548
01/19	$11,237	$12,813	$11,465
02/19	$11,321	$13,156	$11,727
03/19	$11,547	$13,322	$12,008
04/19	$11,755	$13,771	$12,147
05/19	$11,620	$12,955	$11,962
06/19	$12,095	$13,803	$12,600
07/19	$12,010	$13,843	$12,346
08/19	$12,078	$13,515	$12,383
09/19	$12,410	$13,799	$12,645
10/19	$12,495	$14,177	$12,835
11/19	$12,381	$14,523	$12,725
12/19	$12,984	$15,034	$13,265
01/20	$12,931	$14,868	$13,473
02/20	$11,932	$13,667	$12,179
03/20	$9,660	$11,822	$9,377
04/20	$10,542	$13,089	$10,259
05/20	$11,213	$13,658	$10,798
06/20	$11,320	$14,094	$10,654
07/20	$11,609	$14,840	$10,968
08/20	$11,939	$15,748	$11,141
09/20	$11,446	$15,240	$10,800
10/20	$11,309	$14,870	$10,680
11/20	$12,717	$16,703	$12,051
12/20	$13,184	$17,478	$12,403
01/21	$12,986	$17,399	$12,136
02/21	$12,920	$17,802	$12,222
03/21	$13,609	$18,277	$12,751
04/21	$14,304	$19,076	$13,198
05/21	$14,582	$19,373	$13,260
06/21	$14,562	$19,628	$13,022
07/21	$14,574	$19,764	$13,142
08/21	$14,939	$20,258	$13,371
09/21	$14,273	$19,422	$13,190
10/21	$14,825	$20,413	$13,663
11/21	$14,303	$19,921	$12,925
12/21	$15,040	$20,718	$13,773
01/22	$14,640	$19,701	$13,628
02/22	$14,640	$19,192	$13,961
03/22	$15,347	$19,608	$14,774
04/22	$14,605	$18,038	$14,285
05/22	$15,051	$18,059	$14,796
06/22	$13,792	$16,537	$13,643
07/22	$14,559	$17,692	$14,180
08/22	$13,919	$17,040	$13,956
09/22	$12,383	$15,409	$12,304
10/22	$13,189	$16,339	$12,922
11/22	$14,340	$17,606	$13,955
12/22	$13,809	$16,913	$13,637
01/23	$14,665	$18,126	$14,317
02/23	$14,090	$17,606	$13,827
03/23	$14,657	$18,149	$14,145
04/23	$15,092	$18,410	$14,508
05/23	$14,275	$18,213	$13,685
06/23	$14,977	$19,270	$14,086
07/23	$15,177	$19,976	$14,363
08/23	$14,559	$19,418	$13,680
09/23	$13,620	$18,615	$13,030
10/23	$13,258	$18,055	$12,633
11/23	$14,784	$19,721	$13,849
12/23	$15,578	$20,669	$14,425
01/24	$14,902	$20,790	$13,964
02/24	$15,031	$21,682	$13,954
03/24	$15,694	$22,363	$14,587
04/24	$15,170	$21,625	$14,504
05/24	$16,266	$22,503	$15,394
06/24	$15,343	$23,004	$14,927
07/24	$16,207	$23,375	$15,576
08/24	$16,784	$23,969	$16,285
09/24	$17,151	$24,526	$16,896
10/24	$16,487	$23,975	$16,678

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	24.35%	5.70%	5.75%
Class A with sales load - 5.75%	17.19%	4.46%	5.13%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%
S&P Global Infrastructure Index (Net TR)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 42,754,281
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 180,830
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$42,754,281
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$180,830

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United States	43.2%
France	10.6%
Spain	7.9%
Canada	5.6%
United Kingdom	4.4%
Italy	4.4%
Brazil	4.0%
Mexico	2.9%
Germany	2.6%
Malaysia	2.3%
Philippines	2.3%
Other	9.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Williams Cos., Inc.	3.6%
Kinder Morgan, Inc.	3.4%
Enbridge, Inc.	3.3%
Norfolk Southern Corp.	3.2%
Aena SME SA	3.0%
NextEra Energy, Inc.	2.9%
American Tower Corp.	2.8%
Ferrovial SE	2.7%
Enel SpA	2.7%
Cellnex Telecom SA	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.85% on assets up to $250 million, 0.80% on assets of $250 million up to $750 million, 0.75% on assets of $750 million up to $1 billion and 0.65% on assets of $1 billion and more to 0.75% on assets up to $250 million, 0.70% on assets of $250 million up to $750 million, 0.65% on assets of $750 million up to $1 billion and 0.55% on assets of $1 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.85% on assets up to $250 million, 0.80% on assets of $250 million up to $750 million, 0.75% on assets of $750 million up to $1 billion and 0.65% on assets of $1 billion and more to 0.75% on assets up to $250 million, 0.70% on assets of $250 million up to $750 million, 0.65% on assets of $750 million up to $1 billion and 0.55% on assets of $1 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199212
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Institutional Class
Trading Symbol		AIFRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.00%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the S&P Global Infrastructure Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Vistra Corporation, a leading power producer in the U.S., maintained its robust performance trajectory, with investors showing optimism towards sustained demand, particularly driven by the expansion of data centers. Similarly, International Container Terminal Services, a global port operator based in the Philippines, demonstrated exceptional performance. This was attributed to consistent market share gains in several of its key locations, including Melbourne, Manila, and Mexico. Helios Towers, which specializes in operating towers across Africa, also outperformed. The company's success was underpinned by significant organic growth, enhanced tenancy ratios, and improved profit margins, highlighting its strong operational efficiency.

What detracted from performance?

RWE, a leading German energy company, experienced a decline in performance as a result of falling gas prices in Europe, which also led to a decrease in power prices. Similarly, CCR, a prominent toll-road operator in Brazil, saw its performance dip, influenced by broader economic challenges in Brazil and a declining currency. CCR has been adversely affected by the increase in interest rates. Furthermore, CCR  disclosed that it did not win bids for several toll road projects in Brazil. EDP Renováveis, a Portuguese renewable energy firm, also saw a downturn in performance, attributed to lower power prices and asset rotation gains that fell short of expectations.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index (Net TR)	S&P Global Infrastructure Index (Net TR)
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$997,517	$1,016,729	$1,000,245
12/14	$977,628	$997,105	$993,566
01/15	$982,688	$981,520	$994,425
02/15	$1,012,037	$1,036,162	$993,392
03/15	$1,001,917	$1,020,104	$984,393
04/15	$1,047,876	$1,049,705	$1,027,207
05/15	$1,022,343	$1,048,335	$1,010,347
06/15	$991,193	$1,023,654	$963,737
07/15	$989,130	$1,032,544	$974,078
08/15	$918,994	$961,763	$919,880
09/15	$875,674	$926,919	$894,433
10/15	$921,049	$999,666	$937,107
11/15	$893,407	$991,412	$896,551
12/15	$869,416	$973,534	$872,605
01/16	$838,817	$914,820	$865,725
02/16	$837,762	$908,523	$873,451
03/16	$908,983	$975,853	$946,765
04/16	$945,790	$990,258	$968,326
05/16	$932,454	$991,509	$962,466
06/16	$950,591	$985,503	$990,725
07/16	$983,481	$1,027,974	$1,018,064
08/16	$965,149	$1,031,431	$998,594
09/16	$970,002	$1,037,752	$1,016,019
10/16	$958,013	$1,020,139	$987,130
11/16	$935,670	$1,027,892	$946,128
12/16	$957,468	$1,050,096	$972,507
01/17	$988,318	$1,078,809	$985,413
02/17	$1,021,923	$1,109,071	$1,014,108
03/17	$1,055,529	$1,122,639	$1,047,969
04/17	$1,072,778	$1,140,135	$1,065,390
05/17	$1,103,381	$1,165,312	$1,108,764
06/17	$1,109,501	$1,170,611	$1,106,939
07/17	$1,143,208	$1,203,326	$1,143,385
08/17	$1,154,443	$1,207,936	$1,160,985
09/17	$1,160,623	$1,231,273	$1,139,563
10/17	$1,172,529	$1,256,841	$1,150,126
11/17	$1,191,807	$1,281,171	$1,169,215
12/17	$1,198,971	$1,301,826	$1,157,982
01/18	$1,220,176	$1,375,271	$1,171,027
02/18	$1,138,793	$1,317,512	$1,091,791
03/18	$1,129,050	$1,289,308	$1,091,972
04/18	$1,135,994	$1,301,620	$1,118,453
05/18	$1,120,948	$1,303,245	$1,096,431
06/18	$1,121,527	$1,296,188	$1,116,553
07/18	$1,170,035	$1,335,276	$1,136,102
08/18	$1,150,748	$1,345,767	$1,107,711
09/18	$1,153,132	$1,351,624	$1,096,462
10/18	$1,112,412	$1,250,335	$1,052,873
11/18	$1,150,771	$1,268,621	$1,072,071
12/18	$1,087,252	$1,179,267	$1,037,864
01/19	$1,205,677	$1,272,381	$1,128,099
02/19	$1,214,604	$1,306,414	$1,153,823
03/19	$1,239,075	$1,322,843	$1,181,441
04/19	$1,261,898	$1,367,510	$1,195,198
05/19	$1,247,483	$1,286,390	$1,176,942
06/19	$1,298,627	$1,370,623	$1,239,750
07/19	$1,289,537	$1,374,639	$1,214,711
08/19	$1,297,415	$1,342,029	$1,218,419
09/19	$1,333,232	$1,370,268	$1,244,190
10/19	$1,343,013	$1,407,770	$1,262,863
11/19	$1,330,787	$1,442,136	$1,252,051
12/19	$1,395,972	$1,492,921	$1,305,121
01/20	$1,390,388	$1,476,430	$1,325,639
02/20	$1,283,674	$1,357,179	$1,198,278
03/20	$1,039,275	$1,173,956	$922,578
04/20	$1,134,610	$1,299,716	$1,009,349
05/20	$1,206,739	$1,356,242	$1,062,449
06/20	$1,219,124	$1,399,577	$1,048,293
07/20	$1,249,523	$1,473,596	$1,079,165
08/20	$1,285,621	$1,563,788	$1,096,225
09/20	$1,232,854	$1,513,367	$1,062,646
10/20	$1,218,147	$1,476,579	$1,050,818
11/20	$1,370,335	$1,658,586	$1,185,664
12/20	$1,421,174	$1,735,593	$1,220,375
01/21	$1,399,886	$1,727,700	$1,194,044
02/21	$1,392,790	$1,767,719	$1,202,489
03/21	$1,467,771	$1,814,934	$1,254,603
04/21	$1,543,241	$1,894,287	$1,298,600
05/21	$1,573,169	$1,923,767	$1,304,692
06/21	$1,571,228	$1,949,117	$1,281,243
07/21	$1,572,539	$1,962,548	$1,293,011
08/21	$1,612,541	$2,011,669	$1,315,582
09/21	$1,540,836	$1,928,568	$1,297,776
10/21	$1,600,989	$2,027,009	$1,344,331
11/21	$1,545,463	$1,978,197	$1,271,744
12/21	$1,624,838	$2,057,326	$1,355,103
01/22	$1,582,399	$1,956,286	$1,340,876
02/22	$1,582,399	$1,905,761	$1,373,596
03/22	$1,658,799	$1,947,038	$1,453,626
04/22	$1,579,356	$1,791,193	$1,405,475
05/22	$1,627,565	$1,793,289	$1,455,771
06/22	$1,491,976	$1,642,122	$1,342,345
07/22	$1,575,548	$1,756,795	$1,395,229
08/22	$1,506,361	$1,692,119	$1,373,189
09/22	$1,339,961	$1,530,133	$1,210,617
10/22	$1,428,416	$1,622,472	$1,271,371
11/22	$1,552,807	$1,748,317	$1,373,052
12/22	$1,495,411	$1,679,519	$1,341,730
01/23	$1,588,609	$1,799,902	$1,408,628
02/23	$1,526,477	$1,748,316	$1,360,431
03/23	$1,588,553	$1,802,222	$1,391,778
04/23	$1,636,281	$1,828,124	$1,427,486
05/23	$1,547,949	$1,808,544	$1,346,477
06/23	$1,624,183	$1,913,550	$1,385,947
07/23	$1,645,733	$1,983,601	$1,413,227
08/23	$1,579,645	$1,928,171	$1,346,002
09/23	$1,478,241	$1,848,440	$1,281,991
10/23	$1,439,111	$1,792,863	$1,243,004
11/23	$1,605,051	$1,958,337	$1,362,638
12/23	$1,691,386	$2,052,403	$1,419,314
01/24	$1,618,197	$2,064,435	$1,373,969
02/24	$1,632,835	$2,153,027	$1,372,956
03/24	$1,705,612	$2,220,625	$1,435,218
04/24	$1,648,782	$2,147,360	$1,427,044
05/24	$1,768,345	$2,234,572	$1,514,655
06/24	$1,667,915	$2,284,341	$1,468,656
07/24	$1,762,438	$2,321,182	$1,532,555
08/24	$1,824,957	$2,380,132	$1,602,334
09/24	$1,865,188	$2,435,425	$1,662,424
10/24	$1,793,940	$2,380,757	$1,640,941

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	24.66%	5.96%	6.02%
MSCI All Country World Index (Net TR)	32.79%	11.08%	9.06%
S&P Global Infrastructure Index (Net TR)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 42,754,281
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 180,830
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$42,754,281
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$180,830

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United States	43.2%
France	10.6%
Spain	7.9%
Canada	5.6%
United Kingdom	4.4%
Italy	4.4%
Brazil	4.0%
Mexico	2.9%
Germany	2.6%
Malaysia	2.3%
Philippines	2.3%
Other	9.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Williams Cos., Inc.	3.6%
Kinder Morgan, Inc.	3.4%
Enbridge, Inc.	3.3%
Norfolk Southern Corp.	3.2%
Aena SME SA	3.0%
NextEra Energy, Inc.	2.9%
American Tower Corp.	2.8%
Ferrovial SE	2.7%
Enel SpA	2.7%
Cellnex Telecom SA	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.85% on assets up to $250 million, 0.80% on assets of $250 million up to $750 million, 0.75% on assets of $750 million up to $1 billion and 0.65% on assets of $1 billion and more to 0.75% on assets up to $250 million, 0.70% on assets of $250 million up to $750 million, 0.65% on assets of $750 million up to $1 billion and 0.55% on assets of $1 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.85% on assets up to $250 million, 0.80% on assets of $250 million up to $750 million, 0.75% on assets of $750 million up to $1 billion and 0.65% on assets of $1 billion and more to 0.75% on assets up to $250 million, 0.70% on assets of $250 million up to $750 million, 0.65% on assets of $750 million up to $1 billion and 0.55% on assets of $1 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000229257
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Class A
Trading Symbol		BJBHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	0.95%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US High Yield Constrained, and prior to 8/18/23 the ICE BofA Global High Yield Constrained (USD Hedged) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Top performers such as wireline operator Frontier Communications, office supply distributor Staples, golf cart producer Club Car, and building products manufacturer Cornerstone all had an outsized contribution to total returns. Additionally, the Fund's position in global copper producer First Quantum was additive to performance as its bonds bounced back after selling off at the end of the prior period due to political unrest in Panama that resulted in a mine shutdown.

What detracted from performance?

The Fund's  lack of exposure to deeply distressed credits such as Bausch Health and Lumen Technologies, both of which are U.S. companies that are attempting in-market restructurings, negatively impacted relative performance. This is due to companies rated CC and lower being the top performing credits in the overall market during the period, as investors went bargain hunting for low-dollar priced, highly leveraged capital structures. Similarly, a handful of credits that performed poorly, which negatively affected the Fund. These laggards included French telecom company Altice France and glass packaging manufacturer Ardagh Packaging.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Bloomberg Global Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
10/14	$9,701	$10,001	$10,080
11/14	$9,671	$9,965	$10,027
12/14	$9,451	$9,896	$9,853
01/15	$9,467	$9,881	$9,896
02/15	$9,645	$9,801	$10,135
03/15	$9,642	$9,706	$10,114
04/15	$9,695	$9,809	$10,281
05/15	$9,679	$9,634	$10,327
06/15	$9,521	$9,592	$10,174
07/15	$9,431	$9,613	$10,149
08/15	$9,210	$9,624	$9,976
09/15	$8,948	$9,674	$9,717
10/15	$9,108	$9,694	$10,017
11/15	$8,925	$9,533	$9,898
12/15	$8,626	$9,584	$9,653
01/16	$8,437	$9,667	$9,515
02/16	$8,339	$9,882	$9,549
03/16	$8,612	$10,149	$9,966
04/16	$8,855	$10,284	$10,310
05/16	$8,882	$10,147	$10,369
06/16	$8,950	$10,443	$10,483
07/16	$9,133	$10,522	$10,744
08/16	$9,275	$10,470	$10,969
09/16	$9,263	$10,528	$11,029
10/16	$9,292	$10,236	$11,075
11/16	$9,251	$9,829	$11,010
12/16	$9,404	$9,784	$11,217
01/17	$9,603	$9,894	$11,378
02/17	$9,685	$9,941	$11,549
03/17	$9,681	$9,956	$11,540
04/17	$9,785	$10,069	$11,680
05/17	$9,873	$10,224	$11,769
06/17	$9,878	$10,215	$11,779
07/17	$9,982	$10,387	$11,908
08/17	$10,085	$10,490	$11,943
09/17	$10,188	$10,396	$12,044
10/17	$10,268	$10,356	$12,117
11/17	$10,238	$10,471	$12,081
12/17	$10,263	$10,508	$12,114
01/18	$10,333	$10,633	$12,192
02/18	$10,246	$10,538	$12,093
03/18	$10,193	$10,651	$12,041
04/18	$10,250	$10,480	$12,092
05/18	$10,174	$10,401	$12,032
06/18	$10,152	$10,354	$12,026
07/18	$10,281	$10,337	$12,195
08/18	$10,273	$10,348	$12,192
09/18	$10,346	$10,259	$12,298
10/18	$10,200	$10,144	$12,143
11/18	$10,006	$10,176	$12,027
12/18	$9,842	$10,381	$11,884
01/19	$10,216	$10,540	$12,361
02/19	$10,342	$10,479	$12,570
03/19	$10,451	$10,610	$12,702
04/19	$10,590	$10,579	$12,872
05/19	$10,454	$10,722	$12,747
06/19	$10,732	$10,960	$13,062
07/19	$10,810	$10,929	$13,156
08/19	$10,862	$11,151	$13,162
09/19	$10,940	$11,038	$13,228
10/19	$10,981	$11,111	$13,300
11/19	$11,071	$11,027	$13,368
12/19	$11,251	$11,092	$13,611
01/20	$11,305	$11,233	$13,665
02/20	$11,112	$11,309	$13,478
03/20	$9,513	$11,055	$11,769
04/20	$9,962	$11,272	$12,305
05/20	$10,530	$11,322	$12,850
06/20	$10,697	$11,422	$13,069
07/20	$11,107	$11,787	$13,563
08/20	$11,212	$11,769	$13,740
09/20	$11,096	$11,726	$13,605
10/20	$11,151	$11,738	$13,662
11/20	$11,653	$11,951	$14,228
12/20	$11,850	$12,112	$14,492
01/21	$11,851	$12,005	$14,526
02/21	$11,920	$11,798	$14,591
03/21	$11,949	$11,571	$14,599
04/21	$12,071	$11,717	$14,752
05/21	$12,113	$11,827	$14,814
06/21	$12,235	$11,723	$14,951
07/21	$12,215	$11,879	$14,945
08/21	$12,321	$11,830	$15,048
09/21	$12,276	$11,620	$14,982
10/21	$12,205	$11,591	$14,876
11/21	$12,076	$11,558	$14,720
12/21	$12,255	$11,541	$14,933
01/22	$11,967	$11,305	$14,573
02/22	$11,693	$11,171	$14,269
03/22	$11,580	$10,830	$14,112
04/22	$11,216	$10,237	$13,664
05/22	$11,168	$10,265	$13,616
06/22	$10,430	$9,936	$12,711
07/22	$10,917	$10,147	$13,340
08/22	$10,673	$9,746	$13,134
09/22	$10,224	$9,246	$12,582
10/22	$10,437	$9,182	$12,817
11/22	$10,758	$9,614	$13,241
12/22	$10,708	$9,666	$13,234
01/23	$11,093	$9,983	$13,745
02/23	$10,943	$9,652	$13,586
03/23	$11,068	$9,957	$13,670
04/23	$11,149	$10,001	$13,766
05/23	$11,058	$9,805	$13,688
06/23	$11,174	$9,804	$13,887
07/23	$11,338	$9,872	$14,083
08/23	$11,351	$9,737	$14,137
09/23	$11,242	$9,453	$13,971
10/23	$11,110	$9,340	$13,796
11/23	$11,624	$9,811	$14,426
12/23	$12,027	$10,219	$14,959
01/24	$12,106	$10,078	$14,962
02/24	$12,155	$9,951	$15,006
03/24	$12,269	$10,006	$15,185
04/24	$12,156	$9,753	$15,033
05/24	$12,318	$9,881	$15,203
06/24	$12,427	$9,895	$15,350
07/24	$12,635	$10,168	$15,651
08/24	$12,795	$10,409	$15,900
09/24	$12,936	$10,586	$16,160
10/24	$12,866	$10,231	$16,071

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	15.81%	3.22%	2.86%
Class A with sales load - 3.00%	12.33%	2.59%	2.55%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64%)	0.23%
ICE BofA U.S. High Yield Constrained IndexFootnote Reference*	16.49%	3.86%	4.77%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Global Aggregate Bond Index effective as of February 29, 2024.

AssetsNet		$ 81,441,063
Holdings Count | Holding		204
Advisory Fees Paid, Amount		$ 189,718
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$81,441,063
Total Number of Portfolio Holdings	204
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$189,718

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

A	0.4%
BBB	2.1%
BB	43.1%
B	47.2%
CCC	5.7%
CC	0.5%
Non Rated	1.1%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Petroleos Mexicanos, 3.750%, due 11/16/25	1.8%
Affinity Interactive, 6.875%, due 12/15/27	1.6%
Enerflex Ltd., 9.000%, due 10/15/27	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, due 02/01/31	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Warnermedia Holdings, Inc., 4.279%, due 03/15/32	1.2%
Lorca Holdco Ltd.	1.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.2%
First Quantum Minerals Ltd., 6.875%, due 10/15/27	1.2%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.2%

Material Fund Change [Text Block]
C000229256
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Institutional Class
Trading Symbol		JHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US High Yield Constrained, and prior to 8/18/23 the ICE BofA Global High Yield Constrained (USD Hedged) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Top performers such as wireline operator Frontier Communications, office supply distributor Staples, golf cart producer Club Car, and building products manufacturer Cornerstone all had an outsized contribution to total returns. Additionally, the Fund's position in global copper producer First Quantum was additive to performance as its bonds bounced back after selling off at the end of the prior period due to political unrest in Panama that resulted in a mine shutdown.

What detracted from performance?

The Fund's  lack of exposure to deeply distressed credits such as Bausch Health and Lumen Technologies, both of which are U.S. companies that are attempting in-market restructurings, negatively impacted relative performance. This is due to companies rated CC and lower being the top performing credits in the overall market during the period, as investors went bargain hunting for low-dollar priced, highly leveraged capital structures. Similarly, a handful of credits that performed poorly, which negatively affected the Fund. These laggards included French telecom company Altice France and glass packaging manufacturer Ardagh Packaging.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
10/14	$1,000,000	$1,000,139	$1,008,045
11/14	$997,025	$996,487	$1,002,710
12/14	$974,382	$989,626	$985,270
01/15	$976,401	$988,061	$989,629
02/15	$993,892	$980,060	$1,013,500
03/15	$994,915	$970,613	$1,011,416
04/15	$999,845	$980,936	$1,028,142
05/15	$998,305	$963,398	$1,032,737
06/15	$982,436	$959,178	$1,017,396
07/15	$973,972	$961,327	$1,014,894
08/15	$951,119	$962,446	$997,551
09/15	$923,790	$967,351	$971,651
10/15	$941,495	$969,394	$1,001,696
11/15	$921,710	$953,344	$989,799
12/15	$891,428	$958,412	$965,255
01/16	$872,029	$966,717	$951,475
02/16	$862,657	$988,244	$954,915
03/16	$890,555	$1,014,949	$996,554
04/16	$916,326	$1,028,449	$1,030,990
05/16	$918,367	$1,014,652	$1,036,870
06/16	$924,919	$1,044,282	$1,048,276
07/16	$944,141	$1,052,154	$1,074,372
08/16	$960,028	$1,047,043	$1,096,870
09/16	$958,888	$1,052,808	$1,102,910
10/16	$962,262	$1,023,588	$1,107,537
11/16	$958,017	$982,919	$1,100,956
12/16	$973,868	$978,403	$1,121,701
01/17	$994,852	$989,434	$1,137,772
02/17	$1,002,963	$994,110	$1,154,925
03/17	$1,003,998	$995,637	$1,153,959
04/17	$1,014,530	$1,006,860	$1,167,953
05/17	$1,024,465	$1,022,441	$1,176,860
06/17	$1,024,052	$1,021,543	$1,177,934
07/17	$1,035,829	$1,038,719	$1,190,750
08/17	$1,047,530	$1,049,009	$1,194,285
09/17	$1,057,932	$1,039,560	$1,204,350
10/17	$1,065,770	$1,035,626	$1,211,703
11/17	$1,062,634	$1,047,127	$1,208,102
12/17	$1,065,753	$1,050,756	$1,211,372
01/18	$1,072,518	$1,063,277	$1,219,247
02/18	$1,064,309	$1,053,843	$1,209,314
03/18	$1,058,679	$1,065,060	$1,204,124
04/18	$1,065,286	$1,048,000	$1,209,150
05/18	$1,057,075	$1,040,051	$1,203,183
06/18	$1,054,855	$1,035,427	$1,202,582
07/18	$1,069,505	$1,033,698	$1,219,458
08/18	$1,067,566	$1,034,782	$1,219,169
09/18	$1,077,202	$1,025,862	$1,229,798
10/18	$1,061,212	$1,014,403	$1,214,300
11/18	$1,041,160	$1,017,575	$1,202,733
12/18	$1,024,407	$1,038,148	$1,188,368
01/19	$1,063,738	$1,053,954	$1,236,112
02/19	$1,076,743	$1,047,887	$1,257,017
03/19	$1,089,225	$1,061,006	$1,270,180
04/19	$1,102,456	$1,057,865	$1,287,214
05/19	$1,090,275	$1,072,190	$1,274,653
06/19	$1,119,052	$1,095,962	$1,306,228
07/19	$1,126,770	$1,092,917	$1,315,579
08/19	$1,132,958	$1,115,141	$1,316,212
09/19	$1,141,900	$1,103,798	$1,322,771
10/19	$1,145,204	$1,111,148	$1,329,954
11/19	$1,155,680	$1,102,723	$1,336,787
12/19	$1,174,761	$1,109,153	$1,361,108
01/20	$1,179,678	$1,123,312	$1,366,468
02/20	$1,159,694	$1,130,867	$1,347,775
03/20	$992,763	$1,105,528	$1,176,882
04/20	$1,040,746	$1,127,233	$1,230,478
05/20	$1,099,262	$1,132,179	$1,284,954
06/20	$1,116,905	$1,142,237	$1,306,896
07/20	$1,160,640	$1,178,667	$1,356,339
08/20	$1,171,410	$1,176,870	$1,373,968
09/20	$1,160,030	$1,172,637	$1,360,488
10/20	$1,166,462	$1,173,758	$1,366,153
11/20	$1,219,228	$1,195,100	$1,422,773
12/20	$1,240,676	$1,211,153	$1,449,241
01/21	$1,241,187	$1,200,486	$1,452,608
02/21	$1,247,775	$1,179,822	$1,459,061
03/21	$1,251,436	$1,157,126	$1,459,942
04/21	$1,264,152	$1,171,744	$1,475,204
05/21	$1,269,258	$1,182,749	$1,481,364
06/21	$1,282,019	$1,172,314	$1,495,115
07/21	$1,280,081	$1,187,918	$1,494,508
08/21	$1,290,937	$1,182,978	$1,504,759
09/21	$1,287,705	$1,161,958	$1,498,237
10/21	$1,279,904	$1,159,149	$1,487,583
11/21	$1,267,176	$1,155,759	$1,471,984
12/21	$1,286,441	$1,154,145	$1,493,264
01/22	$1,255,421	$1,130,492	$1,457,298
02/22	$1,227,605	$1,117,056	$1,426,890
03/22	$1,215,167	$1,083,038	$1,411,175
04/22	$1,177,215	$1,023,700	$1,366,389
05/22	$1,173,820	$1,026,495	$1,361,564
06/22	$1,096,082	$993,557	$1,271,109
07/22	$1,147,323	$1,014,679	$1,334,049
08/22	$1,123,039	$974,638	$1,313,449
09/22	$1,075,052	$924,562	$1,258,169
10/22	$1,098,160	$918,203	$1,281,700
11/22	$1,130,377	$961,415	$1,324,100
12/22	$1,126,667	$966,614	$1,323,404
01/23	$1,167,987	$998,347	$1,374,469
02/23	$1,150,962	$965,157	$1,358,615
03/23	$1,165,781	$995,677	$1,367,031
04/23	$1,173,679	$1,000,071	$1,376,647
05/23	$1,165,223	$980,522	$1,368,753
06/23	$1,177,312	$980,445	$1,388,746
07/23	$1,193,283	$987,234	$1,408,307
08/23	$1,195,183	$973,729	$1,413,701
09/23	$1,184,829	$945,283	$1,397,089
10/23	$1,171,645	$933,985	$1,379,644
11/23	$1,224,481	$981,082	$1,442,626
12/23	$1,268,073	$1,021,857	$1,495,863
01/24	$1,275,811	$1,007,757	$1,496,150
02/24	$1,283,770	$995,092	$1,500,580
03/24	$1,295,706	$1,000,570	$1,518,455
04/24	$1,283,005	$975,319	$1,503,271
05/24	$1,298,504	$988,101	$1,520,330
06/24	$1,311,745	$989,520	$1,535,004
07/24	$1,334,773	$1,016,844	$1,565,126
08/24	$1,350,179	$1,040,903	$1,590,022
09/24	$1,367,216	$1,058,617	$1,616,005
10/24	$1,359,590	$1,023,133	$1,607,112

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	16.04%	3.49%	3.12%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64%)	0.23%
ICE BofA U.S. High Yield Constrained IndexFootnote Reference*	16.49%	3.86%	4.77%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Global Aggregate Bond Index effective as of February 29, 2024.

AssetsNet		$ 81,441,063
Holdings Count | Holding		204
Advisory Fees Paid, Amount		$ 189,718
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$81,441,063
Total Number of Portfolio Holdings	204
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$189,718

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

A	0.4%
BBB	2.1%
BB	43.1%
B	47.2%
CCC	5.7%
CC	0.5%
Non Rated	1.1%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Petroleos Mexicanos, 3.750%, due 11/16/25	1.8%
Affinity Interactive, 6.875%, due 12/15/27	1.6%
Enerflex Ltd., 9.000%, due 10/15/27	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, due 02/01/31	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Warnermedia Holdings, Inc., 4.279%, due 03/15/32	1.2%
Lorca Holdco Ltd.	1.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.2%
First Quantum Minerals Ltd., 6.875%, due 10/15/27	1.2%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.2%

Material Fund Change [Text Block]
C000076084
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Class A
Trading Symbol		CUGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.04%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposure to telecom, media and technology, and electric sectors helped performance. Within individual holdings, Chicago-B reference bonds and VZ Vendor Financing bonds were among the key positive contributors to performance. The bonds of electric generators Clearway, Vistra and NRG Energy were strong due to increased demand for electricity and the prospect of additional earnings from artificial-intelligence energy demand. Liquefied natural gas terminal developer and operator Venture Global was also a contributor to performance as the company has been successful in expanding its capacity. In terms of ratings, all bonds across high and lower-quality segments benefited the Fund. AA-, BB-, and AAA- rated bonds were particularly favorable.

What detracted from performance?

The Fund’s holdings in the consumer and banking sectors hurt performance. Within individual holdings, National Finance Authority bonds and the State of Massachusetts bonds were unfavorable. In the case of National Finance Authority, elevated leverage and work-from-home trends have put pressure on the office space which is leased by the federal government. Meanwhile, the bonds of pulp and paper producer Suzano and those of JSC Georgian Railway also detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Bloomberg U.S. Aggregate Bond Index
10/14	$9,702	$10,098
11/14	$9,568	$10,170
12/14	$9,427	$10,179
01/15	$9,311	$10,393
02/15	$9,349	$10,295
03/15	$9,243	$10,343
04/15	$9,379	$10,306
05/15	$9,214	$10,281
06/15	$9,098	$10,169
07/15	$9,117	$10,240
08/15	$9,069	$10,225
09/15	$9,069	$10,294
10/15	$9,117	$10,296
11/15	$8,972	$10,269
12/15	$8,973	$10,235
01/16	$8,993	$10,376
02/16	$9,109	$10,450
03/16	$9,449	$10,546
04/16	$9,605	$10,586
05/16	$9,479	$10,589
06/16	$9,741	$10,779
07/16	$9,809	$10,847
08/16	$9,877	$10,835
09/16	$9,829	$10,829
10/16	$9,858	$10,746
11/16	$9,848	$10,492
12/16	$9,910	$10,506
01/17	$9,939	$10,527
02/17	$9,979	$10,598
03/17	$10,018	$10,592
04/17	$10,028	$10,674
05/17	$10,028	$10,756
06/17	$10,038	$10,745
07/17	$10,008	$10,792
08/17	$9,979	$10,888
09/17	$10,018	$10,836
10/17	$10,048	$10,843
11/17	$10,028	$10,829
12/17	$10,071	$10,879
01/18	$10,121	$10,753
02/18	$10,140	$10,651
03/18	$10,101	$10,720
04/18	$10,140	$10,640
05/18	$10,190	$10,716
06/18	$10,200	$10,703
07/18	$10,249	$10,705
08/18	$10,278	$10,774
09/18	$10,278	$10,705
10/18	$10,259	$10,620
11/18	$10,200	$10,683
12/18	$10,139	$10,880
01/19	$10,212	$10,995
02/19	$10,275	$10,989
03/19	$10,359	$11,200
04/19	$10,411	$11,203
05/19	$10,484	$11,402
06/19	$10,487	$11,545
07/19	$10,551	$11,570
08/19	$10,666	$11,870
09/19	$10,648	$11,807
10/19	$10,722	$11,842
11/19	$10,722	$11,836
12/19	$10,856	$11,828
01/20	$11,071	$12,056
02/20	$10,845	$12,273
03/20	$10,652	$12,200
04/20	$10,598	$12,417
05/20	$10,684	$12,475
06/20	$10,748	$12,554
07/20	$11,007	$12,741
08/20	$11,190	$12,638
09/20	$11,125	$12,632
10/20	$11,071	$12,575
11/20	$11,372	$12,698
12/20	$11,533	$12,716
01/21	$11,382	$12,625
02/21	$11,361	$12,443
03/21	$11,361	$12,287
04/21	$11,350	$12,384
05/21	$11,371	$12,425
06/21	$11,382	$12,512
07/21	$11,242	$12,652
08/21	$11,339	$12,628
09/21	$11,134	$12,518
10/21	$11,091	$12,515
11/21	$10,994	$12,552
12/21	$11,237	$12,520
01/22	$11,002	$12,250
02/22	$10,812	$12,114
03/22	$10,632	$11,777
04/22	$10,442	$11,330
05/22	$10,285	$11,403
06/22	$10,352	$11,224
07/22	$10,229	$11,498
08/22	$10,117	$11,174
09/22	$10,050	$10,691
10/22	$9,859	$10,552
11/22	$9,781	$10,940
12/22	$10,072	$10,891
01/23	$9,927	$11,226
02/23	$9,714	$10,936
03/23	$9,770	$11,214
04/23	$9,747	$11,282
05/23	$9,635	$11,159
06/23	$9,434	$11,119
07/23	$9,411	$11,111
08/23	$9,366	$11,040
09/23	$9,172	$10,760
10/23	$9,031	$10,590
11/23	$9,435	$11,069
12/23	$9,797	$11,493
01/24	$9,808	$11,462
02/24	$9,756	$11,300
03/24	$9,876	$11,404
04/24	$9,741	$11,116
05/24	$9,870	$11,304
06/24	$9,965	$11,411
07/24	$10,156	$11,678
08/24	$10,303	$11,846
09/24	$10,428	$12,004
10/24	$10,278	$11,707

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	13.81%	(0.84%)	0.58%
Class A with sales load - 3.00%	10.36%	(1.44%)	0.27%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 24,219,713
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$24,219,713
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

AAA	2.6%
AA	19.1%
A	10.8%
BBB	18.3%
BB	36.0%
B	8.0%
Below B	1.4%
Not Rated	3.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.2%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.2%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.1%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	3.9%
Toledo Hospital, 6.015%, due 11/15/48	3.6%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.6%
City of Chicago, 6.314%, due 01/01/44	3.5%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.3%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.3%
Low Income Investment Fund, 3.386%, due 07/01/26	3.2%

Material Fund Change [Text Block]
C000075913
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Class
Trading Symbol		AGCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.67%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposure to telecom, media and technology, and electric sectors helped performance. Within individual holdings, Chicago-B reference bonds and VZ Vendor Financing bonds were among the key positive contributors to performance. The bonds of electric generators Clearway, Vistra and NRG Energy were strong due to increased demand for electricity and the prospect of additional earnings from artificial-intelligence energy demand. Liquefied natural gas terminal developer and operator Venture Global was also a contributor to performance as the company has been successful in expanding its capacity. In terms of ratings, all bonds across high and lower-quality segments benefited the Fund. AA-, BB-, and AAA- rated bonds were particularly favorable.

What detracted from performance?

The Fund’s holdings in the consumer and banking sectors hurt performance. Within individual holdings, National Finance Authority bonds and the State of Massachusetts bonds were unfavorable. In the case of National Finance Authority, elevated leverage and work-from-home trends have put pressure on the office space which is leased by the federal government. Meanwhile, the bonds of pulp and paper producer Suzano and those of JSC Georgian Railway also detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
10/14	$1,000,000	$1,000,000
11/14	$985,222	$1,007,094
12/14	$971,054	$1,008,036
01/15	$960,110	$1,029,174
02/15	$964,090	$1,019,497
03/15	$953,145	$1,024,231
04/15	$967,074	$1,020,556
05/15	$951,156	$1,018,098
06/15	$939,216	$1,006,997
07/15	$940,211	$1,013,997
08/15	$936,232	$1,012,541
09/15	$936,232	$1,019,390
10/15	$941,206	$1,019,559
11/15	$927,277	$1,016,866
12/15	$926,828	$1,013,580
01/16	$929,824	$1,027,528
02/16	$941,809	$1,034,817
03/16	$976,764	$1,044,311
04/16	$993,743	$1,048,320
05/16	$980,759	$1,048,589
06/16	$1,007,725	$1,067,430
07/16	$1,015,715	$1,074,178
08/16	$1,022,706	$1,072,950
09/16	$1,017,713	$1,072,321
10/16	$1,020,709	$1,064,119
11/16	$1,020,709	$1,038,949
12/16	$1,027,081	$1,040,414
01/17	$1,030,111	$1,042,455
02/17	$1,035,160	$1,049,462
03/17	$1,038,190	$1,048,911
04/17	$1,039,200	$1,057,006
05/17	$1,039,200	$1,065,142
06/17	$1,042,229	$1,064,070
07/17	$1,039,200	$1,068,649
08/17	$1,036,170	$1,078,234
09/17	$1,040,210	$1,073,099
10/17	$1,043,239	$1,073,720
11/17	$1,042,229	$1,072,342
12/17	$1,045,677	$1,077,264
01/18	$1,051,756	$1,064,857
02/18	$1,054,796	$1,054,763
03/18	$1,049,730	$1,061,527
04/18	$1,054,796	$1,053,632
05/18	$1,060,876	$1,061,151
06/18	$1,060,876	$1,059,846
07/18	$1,066,955	$1,060,098
08/18	$1,069,995	$1,066,920
09/18	$1,069,995	$1,060,049
10/18	$1,068,982	$1,051,672
11/18	$1,062,902	$1,057,950
12/18	$1,057,112	$1,077,386
01/19	$1,064,625	$1,088,827
02/19	$1,071,064	$1,088,196
03/19	$1,079,650	$1,109,092
04/19	$1,086,089	$1,109,376
05/19	$1,094,675	$1,129,069
06/19	$1,094,464	$1,143,248
07/19	$1,102,027	$1,145,763
08/19	$1,113,912	$1,175,451
09/19	$1,112,894	$1,169,191
10/19	$1,118,334	$1,172,713
11/19	$1,118,334	$1,172,116
12/19	$1,132,383	$1,171,299
01/20	$1,155,697	$1,193,840
02/20	$1,132,383	$1,215,327
03/20	$1,112,400	$1,208,175
04/20	$1,106,849	$1,229,652
05/20	$1,115,731	$1,235,377
06/20	$1,123,502	$1,243,159
07/20	$1,150,146	$1,261,728
08/20	$1,170,129	$1,251,543
09/20	$1,163,468	$1,250,857
10/20	$1,157,917	$1,245,272
11/20	$1,190,113	$1,257,491
12/20	$1,206,716	$1,259,224
01/21	$1,192,231	$1,250,195
02/21	$1,188,888	$1,232,142
03/21	$1,188,888	$1,216,756
04/21	$1,188,888	$1,226,369
05/21	$1,192,231	$1,230,375
06/21	$1,193,345	$1,239,020
07/21	$1,178,860	$1,252,874
08/21	$1,188,888	$1,250,488
09/21	$1,167,718	$1,239,662
10/21	$1,163,261	$1,239,320
11/21	$1,154,347	$1,242,986
12/21	$1,179,889	$1,239,806
01/22	$1,155,573	$1,213,095
02/22	$1,135,889	$1,199,562
03/22	$1,117,363	$1,166,236
04/22	$1,098,837	$1,121,979
05/22	$1,082,626	$1,129,213
06/22	$1,089,573	$1,111,498
07/22	$1,076,837	$1,138,657
08/22	$1,065,258	$1,106,483
09/22	$1,058,310	$1,058,676
10/22	$1,038,626	$1,044,963
11/22	$1,030,521	$1,083,393
12/22	$1,062,942	$1,078,506
01/23	$1,046,732	$1,111,685
02/23	$1,024,732	$1,082,942
03/23	$1,030,521	$1,110,451
04/23	$1,029,363	$1,117,181
05/23	$1,016,626	$1,105,017
06/23	$995,784	$1,101,075
07/23	$994,627	$1,100,308
08/23	$991,153	$1,093,280
09/23	$969,596	$1,065,498
10/23	$955,073	$1,048,683
11/23	$998,356	$1,096,174
12/23	$1,037,261	$1,138,134
01/24	$1,038,603	$1,135,009
02/24	$1,033,383	$1,118,973
03/24	$1,045,967	$1,129,306
04/24	$1,032,211	$1,100,781
05/24	$1,047,026	$1,119,443
06/24	$1,057,023	$1,130,041
07/24	$1,078,341	$1,156,435
08/24	$1,092,587	$1,173,053
09/24	$1,107,036	$1,188,760
10/24	$1,091,684	$1,159,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	14.30%	(0.48%)	0.88%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 24,219,713
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$24,219,713
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

AAA	2.6%
AA	19.1%
A	10.8%
BBB	18.3%
BB	36.0%
B	8.0%
Below B	1.4%
Not Rated	3.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.2%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.2%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.1%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	3.9%
Toledo Hospital, 6.015%, due 11/15/48	3.6%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.6%
City of Chicago, 6.314%, due 01/01/44	3.5%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.3%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.3%
Low Income Investment Fund, 3.386%, due 07/01/26	3.2%

Material Fund Change [Text Block]
C000076087
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Service Class
Trading Symbol		CGFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$85	0.79%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposure to telecom, media and technology, and electric sectors helped performance. Within individual holdings, Chicago-B reference bonds and VZ Vendor Financing bonds were among the key positive contributors to performance. The bonds of electric generators Clearway, Vistra and NRG Energy were strong due to increased demand for electricity and the prospect of additional earnings from artificial-intelligence energy demand. Liquefied natural gas terminal developer and operator Venture Global was also a contributor to performance as the company has been successful in expanding its capacity. In terms of ratings, all bonds across high and lower-quality segments benefited the Fund. AA-, BB-, and AAA- rated bonds were particularly favorable.

What detracted from performance?

The Fund’s holdings in the consumer and banking sectors hurt performance. Within individual holdings, National Finance Authority bonds and the State of Massachusetts bonds were unfavorable. In the case of National Finance Authority, elevated leverage and work-from-home trends have put pressure on the office space which is leased by the federal government. Meanwhile, the bonds of pulp and paper producer Suzano and those of JSC Georgian Railway also detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
10/14	$1,000,000	$1,000,000
11/14	$986,166	$1,007,094
12/14	$971,723	$1,008,036
01/15	$959,751	$1,029,174
02/15	$963,742	$1,019,497
03/15	$953,765	$1,024,231
04/15	$966,735	$1,020,556
05/15	$949,775	$1,018,098
06/15	$938,800	$1,006,997
07/15	$939,798	$1,013,997
08/15	$934,810	$1,012,541
09/15	$934,810	$1,019,390
10/15	$939,798	$1,019,559
11/15	$925,831	$1,016,866
12/15	$926,046	$1,013,580
01/16	$928,048	$1,027,528
02/16	$940,062	$1,034,817
03/16	$974,100	$1,044,311
04/16	$991,119	$1,048,320
05/16	$978,105	$1,048,589
06/16	$1,005,135	$1,067,430
07/16	$1,013,144	$1,074,178
08/16	$1,020,152	$1,072,950
09/16	$1,014,145	$1,072,321
10/16	$1,018,150	$1,064,119
11/16	$1,017,149	$1,038,949
12/16	$1,024,537	$1,040,414
01/17	$1,027,574	$1,042,455
02/17	$1,031,624	$1,049,462
03/17	$1,034,661	$1,048,911
04/17	$1,035,673	$1,057,006
05/17	$1,035,673	$1,065,142
06/17	$1,038,711	$1,064,070
07/17	$1,034,661	$1,068,649
08/17	$1,032,636	$1,078,234
09/17	$1,035,673	$1,073,099
10/17	$1,039,723	$1,073,720
11/17	$1,037,698	$1,072,342
12/17	$1,041,154	$1,077,264
01/18	$1,047,249	$1,064,857
02/18	$1,050,296	$1,054,763
03/18	$1,045,217	$1,061,527
04/18	$1,050,296	$1,053,632
05/18	$1,055,375	$1,061,151
06/18	$1,056,390	$1,059,846
07/18	$1,061,469	$1,060,098
08/18	$1,064,517	$1,066,920
09/18	$1,064,517	$1,060,049
10/18	$1,063,501	$1,051,672
11/18	$1,057,406	$1,057,950
12/18	$1,051,271	$1,077,386
01/19	$1,058,811	$1,088,827
02/19	$1,065,273	$1,088,196
03/19	$1,073,890	$1,109,092
04/19	$1,079,276	$1,109,376
05/19	$1,087,893	$1,129,069
06/19	$1,087,666	$1,143,248
07/19	$1,095,257	$1,145,763
08/19	$1,107,186	$1,175,451
09/19	$1,106,031	$1,169,191
10/19	$1,113,674	$1,172,713
11/19	$1,113,674	$1,172,116
12/19	$1,127,588	$1,171,299
01/20	$1,150,963	$1,193,840
02/20	$1,126,475	$1,215,327
03/20	$1,107,552	$1,208,175
04/20	$1,101,986	$1,229,652
05/20	$1,110,891	$1,235,377
06/20	$1,117,570	$1,243,159
07/20	$1,144,285	$1,261,728
08/20	$1,163,208	$1,251,543
09/20	$1,157,642	$1,250,857
10/20	$1,150,963	$1,245,272
11/20	$1,183,244	$1,257,491
12/20	$1,199,426	$1,259,224
01/21	$1,184,921	$1,250,195
02/21	$1,182,690	$1,232,142
03/21	$1,181,574	$1,216,756
04/21	$1,181,574	$1,226,369
05/21	$1,183,806	$1,230,375
06/21	$1,186,037	$1,239,020
07/21	$1,171,532	$1,252,874
08/21	$1,180,458	$1,250,488
09/21	$1,160,375	$1,239,662
10/21	$1,155,912	$1,239,320
11/21	$1,145,870	$1,242,986
12/21	$1,171,007	$1,239,806
01/22	$1,146,683	$1,213,095
02/22	$1,126,993	$1,199,562
03/22	$1,109,619	$1,166,236
04/22	$1,089,928	$1,121,979
05/22	$1,073,713	$1,129,213
06/22	$1,080,662	$1,111,498
07/22	$1,067,921	$1,138,657
08/22	$1,057,497	$1,106,483
09/22	$1,049,389	$1,058,676
10/22	$1,030,857	$1,044,963
11/22	$1,021,591	$1,083,393
12/22	$1,054,022	$1,078,506
01/23	$1,037,806	$1,111,685
02/23	$1,015,799	$1,082,942
03/23	$1,021,591	$1,110,451
04/23	$1,020,432	$1,117,181
05/23	$1,007,692	$1,105,017
06/23	$986,843	$1,101,075
07/23	$985,684	$1,100,308
08/23	$982,210	$1,093,280
09/23	$960,813	$1,065,498
10/23	$946,269	$1,048,683
11/23	$988,416	$1,096,174
12/23	$1,027,361	$1,138,134
01/24	$1,028,726	$1,135,009
02/24	$1,023,516	$1,118,973
03/24	$1,036,115	$1,129,306
04/24	$1,022,360	$1,100,781
05/24	$1,036,000	$1,119,443
06/24	$1,046,021	$1,130,041
07/24	$1,066,141	$1,156,435
08/24	$1,081,635	$1,173,053
09/24	$1,094,860	$1,188,760
10/24	$1,079,486	$1,159,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	14.08%	(0.62%)	0.77%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 24,219,713
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$24,219,713
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total net assets)

AAA	2.6%
AA	19.1%
A	10.8%
BBB	18.3%
BB	36.0%
B	8.0%
Below B	1.4%
Not Rated	3.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.2%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.2%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.1%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	3.9%
Toledo Hospital, 6.015%, due 11/15/48	3.6%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.6%
City of Chicago, 6.314%, due 01/01/44	3.5%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.3%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.3%
Low Income Investment Fund, 3.386%, due 07/01/26	3.2%

Material Fund Change [Text Block]
C000057070
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Class A
Trading Symbol		NTFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.79%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US Municipal Securities Index (1-22 Yr) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to other revenue, industrial development, pollution control revenue, and hospital bonds added to returns. Within individual holdings, the Port of Beaumont Navigation District’s revenue bonds and Indiana Finance Authority’s bonds were among the key positive contributors to performance as the projects’ completion and ramp-up period has led to increased demand. In terms of ratings, non-rated, BBB- and AA-rated bonds were especially favorable.

What detracted from performance?

The Fund’s holdings in local general obligation, other transportation, and life care bonds hurt performance. Within individual holdings, the Mississippi Business Finance Corporation’s revenue bonds and the Nassau County Local Economic Assistance Corporation’s bonds were unfavorable. In the case of Nassau County, these bonds are fundamentally stable from a credit perspective. However, given the size of the issue and the idiosyncratic nature of trades associated with these bonds, they did not experience the same kind of spread compression that other larger healthcare providers experienced during the period. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Bloomberg Municipal Bond Index	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
10/14	$9,746	$10,069	$10,051
11/14	$9,763	$10,086	$10,059
12/14	$9,791	$10,137	$10,101
01/15	$9,927	$10,317	$10,255
02/15	$9,838	$10,210	$10,167
03/15	$9,843	$10,240	$10,187
04/15	$9,811	$10,186	$10,152
05/15	$9,779	$10,158	$10,119
06/15	$9,747	$10,148	$10,114
07/15	$9,792	$10,222	$10,183
08/15	$9,799	$10,242	$10,199
09/15	$9,873	$10,316	$10,268
10/15	$9,898	$10,357	$10,311
11/15	$9,905	$10,398	$10,345
12/15	$9,931	$10,472	$10,411
01/16	$10,024	$10,596	$10,530
02/16	$10,041	$10,613	$10,539
03/16	$10,046	$10,647	$10,566
04/16	$10,090	$10,725	$10,633
05/16	$10,096	$10,754	$10,644
06/16	$10,200	$10,925	$10,785
07/16	$10,203	$10,932	$10,789
08/16	$10,207	$10,947	$10,807
09/16	$10,181	$10,892	$10,766
10/16	$10,116	$10,778	$10,682
11/16	$9,840	$10,376	$10,338
12/16	$9,905	$10,497	$10,436
01/17	$9,949	$10,567	$10,491
02/17	$9,984	$10,640	$10,557
03/17	$9,998	$10,663	$10,578
04/17	$10,062	$10,741	$10,656
05/17	$10,157	$10,911	$10,793
06/17	$10,130	$10,872	$10,760
07/17	$10,175	$10,960	$10,836
08/17	$10,230	$11,043	$10,922
09/17	$10,194	$10,987	$10,881
10/17	$10,188	$11,014	$10,892
11/17	$10,142	$10,955	$10,822
12/17	$10,208	$11,069	$10,909
01/18	$10,118	$10,939	$10,815
02/18	$10,080	$10,906	$10,779
03/18	$10,105	$10,947	$10,803
04/18	$10,088	$10,908	$10,768
05/18	$10,176	$11,033	$10,878
06/18	$10,191	$11,042	$10,895
07/18	$10,205	$11,069	$10,928
08/18	$10,220	$11,097	$10,942
09/18	$10,171	$11,025	$10,883
10/18	$10,122	$10,957	$10,823
11/18	$10,191	$11,079	$10,938
12/18	$10,251	$11,211	$11,057
01/19	$10,308	$11,296	$11,149
02/19	$10,356	$11,357	$11,208
03/19	$10,488	$11,536	$11,350
04/19	$10,514	$11,579	$11,384
05/19	$10,636	$11,739	$11,538
06/19	$10,695	$11,782	$11,586
07/19	$10,752	$11,877	$11,679
08/19	$10,916	$12,065	$11,826
09/19	$10,846	$11,968	$11,740
10/19	$10,836	$11,989	$11,759
11/19	$10,859	$12,019	$11,780
12/19	$10,897	$12,056	$11,819
01/20	$11,052	$12,273	$12,006
02/20	$11,186	$12,431	$12,133
03/20	$10,615	$11,980	$11,744
04/20	$10,431	$11,830	$11,623
05/20	$10,687	$12,206	$11,965
06/20	$10,811	$12,307	$12,051
07/20	$10,968	$12,514	$12,221
08/20	$10,945	$12,455	$12,190
09/20	$10,936	$12,458	$12,187
10/20	$10,926	$12,420	$12,165
11/20	$11,097	$12,608	$12,313
12/20	$11,172	$12,685	$12,383
01/21	$11,263	$12,765	$12,451
02/21	$11,128	$12,563	$12,281
03/21	$11,184	$12,640	$12,340
04/21	$11,274	$12,746	$12,433
05/21	$11,329	$12,784	$12,469
06/21	$11,385	$12,819	$12,495
07/21	$11,476	$12,926	$12,579
08/21	$11,463	$12,878	$12,547
09/21	$11,347	$12,785	$12,466
10/21	$11,322	$12,748	$12,448
11/21	$11,402	$12,856	$12,524
12/21	$11,412	$12,877	$12,535
01/22	$11,144	$12,525	$12,230
02/22	$11,063	$12,480	$12,174
03/22	$10,783	$12,075	$11,860
04/22	$10,516	$11,741	$11,588
05/22	$10,574	$11,916	$11,753
06/22	$10,423	$11,720	$11,610
07/22	$10,633	$12,030	$11,875
08/22	$10,458	$11,766	$11,638
09/22	$10,131	$11,315	$11,280
10/22	$10,050	$11,221	$11,228
11/22	$10,407	$11,746	$11,675
12/22	$10,408	$11,779	$11,690
01/23	$10,634	$12,118	$11,980
02/23	$10,458	$11,844	$11,737
03/23	$10,603	$12,106	$11,970
04/23	$10,593	$12,079	$11,947
05/23	$10,523	$11,974	$11,853
06/23	$10,611	$12,094	$11,942
07/23	$10,627	$12,142	$11,973
08/23	$10,511	$11,967	$11,865
09/23	$10,250	$11,616	$11,592
10/23	$10,109	$11,517	$11,497
11/23	$10,677	$12,249	$12,096
12/23	$10,940	$12,533	$12,351
01/24	$10,947	$12,469	$12,324
02/24	$10,978	$12,485	$12,332
03/24	$11,011	$12,485	$12,321
04/24	$10,896	$12,330	$12,201
05/24	$10,917	$12,294	$12,154
06/24	$11,126	$12,482	$12,323
07/24	$11,210	$12,596	$12,428
08/24	$11,320	$12,696	$12,533
09/24	$11,392	$12,821	$12,647
10/24	$11,275	$12,634	$12,487

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	11.53%	0.80%	1.47%
Class A with sales load - 2.50%	8.78%	0.30%	1.21%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
ICE BofA U.S. Municipal Securities Index (1-22 Yr)	8.61%	1.21%	2.19%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

AssetsNet		$ 44,030,106
Holdings Count | Holding		96
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$44,030,106
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	3.2%
AA	24.9%
A	22.3%
BBB	36.2%
BB	2.4%
Not Rated	11.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	4.1%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.000%, due 06/01/55	3.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
Metropolitan Transportation Authority, 5.000%, due 11/15/27	2.7%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.6%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.4%
Indiana Finance Authority, 5.125%, due 06/01/58	2.4%
Public Finance Authority, 5.000%, due 07/01/38	2.3%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.3%

Material Fund Change [Text Block]
C000123602
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		ABEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US Municipal Securities Index (1-22 Yr) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to other revenue, industrial development, pollution control revenue, and hospital bonds added to returns. Within individual holdings, the Port of Beaumont Navigation District’s revenue bonds and Indiana Finance Authority’s bonds were among the key positive contributors to performance as the projects’ completion and ramp-up period has led to increased demand. In terms of ratings, non-rated, BBB- and AA-rated bonds were especially favorable.

What detracted from performance?

The Fund’s holdings in local general obligation, other transportation, and life care bonds hurt performance. Within individual holdings, the Mississippi Business Finance Corporation’s revenue bonds and the Nassau County Local Economic Assistance Corporation’s bonds were unfavorable. In the case of Nassau County, these bonds are fundamentally stable from a credit perspective. However, given the size of the issue and the idiosyncratic nature of trades associated with these bonds, they did not experience the same kind of spread compression that other larger healthcare providers experienced during the period. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,000,902	$1,001,730	$1,000,818
12/14	$1,004,019	$1,006,784	$1,004,962
01/15	$1,018,147	$1,024,628	$1,020,307
02/15	$1,009,242	$1,014,059	$1,011,560
03/15	$1,010,020	$1,016,987	$1,013,483
04/15	$1,006,946	$1,011,652	$1,010,054
05/15	$1,003,868	$1,008,857	$1,006,782
06/15	$1,000,805	$1,007,937	$1,006,224
07/15	$1,005,625	$1,015,238	$1,013,090
08/15	$1,006,523	$1,017,232	$1,014,703
09/15	$1,014,367	$1,024,601	$1,021,615
10/15	$1,017,215	$1,028,674	$1,025,851
11/15	$1,018,158	$1,032,764	$1,029,207
12/15	$1,021,026	$1,040,020	$1,035,844
01/16	$1,030,878	$1,052,429	$1,047,675
02/16	$1,032,760	$1,054,085	$1,048,543
03/16	$1,033,512	$1,057,423	$1,051,185
04/16	$1,038,361	$1,065,199	$1,057,932
05/16	$1,039,170	$1,068,080	$1,058,991
06/16	$1,050,048	$1,085,071	$1,072,968
07/16	$1,050,668	$1,085,734	$1,073,373
08/16	$1,051,320	$1,087,199	$1,075,231
09/16	$1,047,840	$1,081,773	$1,071,121
10/16	$1,042,334	$1,070,424	$1,062,807
11/16	$1,014,196	$1,030,502	$1,028,546
12/16	$1,021,092	$1,042,600	$1,038,294
01/17	$1,024,803	$1,049,474	$1,043,715
02/17	$1,029,689	$1,056,761	$1,050,352
03/17	$1,031,402	$1,059,055	$1,052,443
04/17	$1,038,240	$1,066,740	$1,060,153
05/17	$1,048,276	$1,083,670	$1,073,824
06/17	$1,045,762	$1,079,783	$1,070,567
07/17	$1,050,559	$1,088,519	$1,078,113
08/17	$1,056,497	$1,096,803	$1,086,593
09/17	$1,052,947	$1,091,226	$1,082,560
10/17	$1,052,532	$1,093,890	$1,083,626
11/17	$1,047,901	$1,088,033	$1,076,684
12/17	$1,054,956	$1,099,405	$1,085,312
01/18	$1,045,891	$1,086,462	$1,076,022
02/18	$1,042,232	$1,083,215	$1,072,425
03/18	$1,045,002	$1,087,213	$1,074,830
04/18	$1,043,509	$1,083,333	$1,071,290
05/18	$1,051,719	$1,095,739	$1,082,265
06/18	$1,053,491	$1,096,674	$1,083,913
07/18	$1,055,235	$1,099,335	$1,087,231
08/18	$1,056,983	$1,102,158	$1,088,638
09/18	$1,053,313	$1,095,023	$1,082,808
10/18	$1,048,463	$1,088,280	$1,076,787
11/18	$1,055,751	$1,100,325	$1,088,225
12/18	$1,062,203	$1,113,500	$1,100,065
01/19	$1,068,336	$1,121,917	$1,109,247
02/19	$1,073,546	$1,127,924	$1,115,123
03/19	$1,086,384	$1,145,754	$1,129,245
04/19	$1,090,408	$1,150,060	$1,132,598
05/19	$1,103,322	$1,165,915	$1,147,939
06/19	$1,109,620	$1,170,220	$1,152,718
07/19	$1,115,780	$1,179,651	$1,161,931
08/19	$1,133,077	$1,198,258	$1,176,542
09/19	$1,126,050	$1,188,653	$1,167,990
10/19	$1,125,254	$1,190,783	$1,169,898
11/19	$1,127,887	$1,193,761	$1,171,989
12/19	$1,130,958	$1,197,406	$1,175,881
01/20	$1,148,396	$1,218,919	$1,194,510
02/20	$1,161,418	$1,234,638	$1,207,083
03/20	$1,103,539	$1,189,854	$1,168,441
04/20	$1,084,671	$1,174,921	$1,156,403
05/20	$1,111,554	$1,212,297	$1,190,419
06/20	$1,124,688	$1,222,275	$1,199,009
07/20	$1,141,202	$1,242,861	$1,215,918
08/20	$1,139,108	$1,237,029	$1,212,768
09/20	$1,138,355	$1,237,291	$1,212,454
10/20	$1,137,626	$1,233,575	$1,210,344
11/20	$1,154,419	$1,252,190	$1,225,001
12/20	$1,162,546	$1,259,818	$1,231,997
01/21	$1,173,388	$1,267,846	$1,238,729
02/21	$1,159,615	$1,247,702	$1,221,809
03/21	$1,165,670	$1,255,397	$1,227,685
04/21	$1,175,281	$1,265,927	$1,236,948
05/21	$1,181,332	$1,269,704	$1,240,599
06/21	$1,187,445	$1,273,190	$1,243,114
07/21	$1,197,120	$1,283,750	$1,251,501
08/21	$1,194,890	$1,279,038	$1,248,359
09/21	$1,184,232	$1,269,808	$1,240,258
10/21	$1,181,936	$1,266,095	$1,238,488
11/21	$1,190,465	$1,276,873	$1,245,985
12/21	$1,191,781	$1,278,933	$1,247,101
01/22	$1,162,945	$1,243,925	$1,216,751
02/22	$1,155,951	$1,239,469	$1,211,216
03/22	$1,125,767	$1,199,289	$1,179,982
04/22	$1,098,079	$1,166,117	$1,152,943
05/22	$1,105,663	$1,183,440	$1,169,359
06/22	$1,090,125	$1,164,057	$1,155,084
07/22	$1,112,277	$1,194,813	$1,181,439
08/22	$1,094,229	$1,168,627	$1,157,898
09/22	$1,059,054	$1,123,774	$1,122,302
10/22	$1,052,078	$1,114,429	$1,117,069
11/22	$1,088,362	$1,166,554	$1,161,568
12/22	$1,089,991	$1,169,894	$1,163,062
01/23	$1,113,940	$1,203,500	$1,191,898
02/23	$1,095,790	$1,176,286	$1,167,684
03/23	$1,109,996	$1,202,385	$1,190,882
04/23	$1,110,449	$1,199,638	$1,188,607
05/23	$1,103,353	$1,189,242	$1,179,275
06/23	$1,112,878	$1,201,155	$1,188,129
07/23	$1,114,889	$1,205,907	$1,191,172
08/23	$1,101,698	$1,188,547	$1,180,476
09/23	$1,075,851	$1,153,712	$1,153,253
10/23	$1,060,175	$1,143,894	$1,143,822
11/23	$1,121,220	$1,216,510	$1,203,451
12/23	$1,149,108	$1,244,784	$1,228,786
01/24	$1,150,071	$1,238,426	$1,226,094
02/24	$1,153,655	$1,240,017	$1,226,966
03/24	$1,157,379	$1,239,978	$1,225,877
04/24	$1,145,598	$1,224,621	$1,213,842
05/24	$1,148,069	$1,221,029	$1,209,258
06/24	$1,170,264	$1,239,745	$1,226,075
07/24	$1,178,102	$1,251,044	$1,236,443
08/24	$1,191,240	$1,260,911	$1,246,876
09/24	$1,199,148	$1,273,373	$1,258,302
10/24	$1,187,133	$1,254,806	$1,242,323

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	11.98%	1.08%	1.73%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
ICE BofA U.S. Municipal Securities Index (1-22 Yr)	8.61%	1.21%	2.19%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

AssetsNet		$ 44,030,106
Holdings Count | Holding		96
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$44,030,106
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	3.2%
AA	24.9%
A	22.3%
BBB	36.2%
BB	2.4%
Not Rated	11.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	4.1%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.000%, due 06/01/55	3.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
Metropolitan Transportation Authority, 5.000%, due 11/15/27	2.7%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.6%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.4%
Indiana Finance Authority, 5.125%, due 06/01/58	2.4%
Public Finance Authority, 5.000%, due 07/01/38	2.3%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.3%

Material Fund Change [Text Block]
C000123603
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Institutional Service Class
Trading Symbol		ABESX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US Municipal Securities Index (1-22 Yr) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to other revenue, industrial development, pollution control revenue, and hospital bonds added to returns. Within individual holdings, the Port of Beaumont Navigation District’s revenue bonds and Indiana Finance Authority’s bonds were among the key positive contributors to performance as the projects’ completion and ramp-up period has led to increased demand. In terms of ratings, non-rated, BBB- and AA-rated bonds were especially favorable.

What detracted from performance?

The Fund’s holdings in local general obligation, other transportation, and life care bonds hurt performance. Within individual holdings, the Mississippi Business Finance Corporation’s revenue bonds and the Nassau County Local Economic Assistance Corporation’s bonds were unfavorable. In the case of Nassau County, these bonds are fundamentally stable from a credit perspective. However, given the size of the issue and the idiosyncratic nature of trades associated with these bonds, they did not experience the same kind of spread compression that other larger healthcare providers experienced during the period. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg Municipal Bond Index	ICE BofA U.S. Municipal Securities Index (1-22 Yr)
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,000,922	$1,001,730	$1,000,818
12/14	$1,004,065	$1,006,784	$1,004,962
01/15	$1,019,204	$1,024,628	$1,020,307
02/15	$1,009,353	$1,014,059	$1,011,560
03/15	$1,011,130	$1,016,987	$1,013,483
04/15	$1,006,982	$1,011,652	$1,010,054
05/15	$1,003,926	$1,008,857	$1,006,782
06/15	$1,000,884	$1,007,937	$1,006,224
07/15	$1,005,728	$1,015,238	$1,013,090
08/15	$1,006,637	$1,017,232	$1,014,703
09/15	$1,014,496	$1,024,601	$1,021,615
10/15	$1,017,359	$1,028,674	$1,025,851
11/15	$1,018,330	$1,032,764	$1,029,207
12/15	$1,021,228	$1,040,020	$1,035,844
01/16	$1,031,100	$1,052,429	$1,047,675
02/16	$1,033,001	$1,054,085	$1,048,543
03/16	$1,033,757	$1,057,423	$1,051,185
04/16	$1,038,602	$1,065,199	$1,057,932
05/16	$1,039,433	$1,068,080	$1,058,991
06/16	$1,050,315	$1,085,071	$1,072,968
07/16	$1,050,933	$1,085,734	$1,073,373
08/16	$1,051,587	$1,087,199	$1,075,231
09/16	$1,048,107	$1,081,773	$1,071,121
10/16	$1,042,604	$1,070,424	$1,062,807
11/16	$1,014,465	$1,030,502	$1,028,546
12/16	$1,021,362	$1,042,600	$1,038,294
01/17	$1,025,026	$1,049,474	$1,043,715
02/17	$1,029,853	$1,056,761	$1,050,352
03/17	$1,031,566	$1,059,055	$1,052,443
04/17	$1,037,355	$1,066,740	$1,060,153
05/17	$1,047,323	$1,083,670	$1,073,824
06/17	$1,044,668	$1,079,783	$1,070,567
07/17	$1,050,380	$1,088,519	$1,078,113
08/17	$1,055,118	$1,096,803	$1,086,593
09/17	$1,052,476	$1,091,226	$1,082,560
10/17	$1,050,846	$1,093,890	$1,083,626
11/17	$1,046,111	$1,088,033	$1,076,684
12/17	$1,053,110	$1,099,405	$1,085,312
01/18	$1,044,078	$1,086,462	$1,076,022
02/18	$1,040,452	$1,083,215	$1,072,425
03/18	$1,043,254	$1,087,213	$1,074,830
04/18	$1,042,875	$1,083,333	$1,071,290
05/18	$1,051,110	$1,095,739	$1,082,265
06/18	$1,052,818	$1,096,674	$1,083,913
07/18	$1,054,554	$1,099,335	$1,087,231
08/18	$1,056,297	$1,102,158	$1,088,638
09/18	$1,051,528	$1,095,023	$1,082,808
10/18	$1,046,673	$1,088,280	$1,076,787
11/18	$1,053,952	$1,100,325	$1,088,225
12/18	$1,060,398	$1,113,500	$1,100,065
01/19	$1,067,619	$1,121,917	$1,109,247
02/19	$1,072,823	$1,127,924	$1,115,123
03/19	$1,085,653	$1,145,754	$1,129,245
04/19	$1,089,665	$1,150,060	$1,132,598
05/19	$1,102,567	$1,165,915	$1,147,939
06/19	$1,107,732	$1,170,220	$1,152,718
07/19	$1,115,002	$1,179,651	$1,161,931
08/19	$1,131,155	$1,198,258	$1,176,542
09/19	$1,125,252	$1,188,653	$1,167,990
10/19	$1,124,441	$1,190,783	$1,169,898
11/19	$1,125,933	$1,193,761	$1,171,989
12/19	$1,130,125	$1,197,406	$1,175,881
01/20	$1,147,551	$1,218,919	$1,194,510
02/20	$1,160,590	$1,234,638	$1,207,083
03/20	$1,102,690	$1,189,854	$1,168,441
04/20	$1,083,827	$1,174,921	$1,156,403
05/20	$1,108,374	$1,212,297	$1,190,419
06/20	$1,123,795	$1,222,275	$1,199,009
07/20	$1,140,289	$1,242,861	$1,215,918
08/20	$1,138,188	$1,237,029	$1,212,768
09/20	$1,137,437	$1,237,291	$1,212,454
10/20	$1,136,717	$1,233,575	$1,210,344
11/20	$1,154,665	$1,252,190	$1,225,001
12/20	$1,162,790	$1,259,818	$1,231,997
01/21	$1,172,453	$1,267,846	$1,238,729
02/21	$1,158,693	$1,247,702	$1,221,809
03/21	$1,164,743	$1,255,397	$1,227,685
04/21	$1,174,349	$1,265,927	$1,236,948
05/21	$1,180,395	$1,269,704	$1,240,599
06/21	$1,186,507	$1,273,190	$1,243,114
07/21	$1,196,176	$1,283,750	$1,251,501
08/21	$1,195,141	$1,279,038	$1,248,359
09/21	$1,183,296	$1,269,808	$1,240,258
10/21	$1,181,010	$1,266,095	$1,238,488
11/21	$1,189,535	$1,276,873	$1,245,985
12/21	$1,190,852	$1,278,933	$1,247,101
01/22	$1,162,043	$1,243,925	$1,216,751
02/22	$1,155,058	$1,239,469	$1,211,216
03/22	$1,126,112	$1,199,289	$1,179,982
04/22	$1,098,447	$1,166,117	$1,152,943
05/22	$1,104,815	$1,183,440	$1,169,359
06/22	$1,089,295	$1,164,057	$1,155,084
07/22	$1,111,438	$1,194,813	$1,181,439
08/22	$1,093,409	$1,168,627	$1,157,898
09/22	$1,058,260	$1,123,774	$1,122,302
10/22	$1,051,292	$1,114,429	$1,117,069
11/22	$1,088,783	$1,166,554	$1,161,568
12/22	$1,089,172	$1,169,894	$1,163,062
01/23	$1,113,096	$1,203,500	$1,191,898
02/23	$1,094,958	$1,176,286	$1,167,684
03/23	$1,109,150	$1,202,385	$1,190,882
04/23	$1,109,598	$1,199,638	$1,188,607
05/23	$1,102,501	$1,189,242	$1,179,275
06/23	$1,112,017	$1,201,155	$1,188,129
07/23	$1,114,025	$1,205,907	$1,191,172
08/23	$1,102,110	$1,188,547	$1,180,476
09/23	$1,075,013	$1,153,712	$1,153,253
10/23	$1,059,355	$1,143,894	$1,143,822
11/23	$1,120,346	$1,216,510	$1,203,451
12/23	$1,148,207	$1,244,784	$1,228,786
01/24	$1,149,159	$1,238,426	$1,226,094
02/24	$1,152,729	$1,240,017	$1,226,966
03/24	$1,156,447	$1,239,978	$1,225,877
04/24	$1,144,666	$1,224,621	$1,213,842
05/24	$1,147,119	$1,221,029	$1,209,258
06/24	$1,169,289	$1,239,745	$1,226,075
07/24	$1,178,435	$1,251,044	$1,236,443
08/24	$1,190,235	$1,260,911	$1,246,876
09/24	$1,198,124	$1,273,373	$1,258,302
10/24	$1,186,099	$1,254,806	$1,242,323

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	11.96%	1.07%	1.72%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
ICE BofA U.S. Municipal Securities Index (1-22 Yr)	8.61%	1.21%	2.19%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

AssetsNet		$ 44,030,106
Holdings Count | Holding		96
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$44,030,106
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	3.2%
AA	24.9%
A	22.3%
BBB	36.2%
BB	2.4%
Not Rated	11.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	4.1%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.000%, due 06/01/55	3.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
Metropolitan Transportation Authority, 5.000%, due 11/15/27	2.7%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.6%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.4%
Indiana Finance Authority, 5.125%, due 06/01/58	2.4%
Public Finance Authority, 5.000%, due 07/01/38	2.3%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.3%

Material Fund Change [Text Block]
C000076092
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class A
Trading Symbol		WVCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.34%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World ex USA Small Cap Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

ASICS Corporation, the Japanese sports apparel company, continued on its journey of delivering returns for shareholders. The firm announced the unwinding of cross holdings, which will allow ASICS to invest capital more efficiently. At the same time, earnings results again beat expectations. Nova, the Israeli manufacturer of equipment for measuring microscopic parameters of semiconductors, released another strong set of results and upgraded its guidance. The company continues to gain good traction for its high-end products. FPT Corporation, the Vietnamese provider of information technology (IT) services, telecommunications, and higher education, performed well after it announced a new partnership with NVIDIA to provide Graphics Processing Unit resources delivered as a cloud service). FPT continues to see strong demand from its Japanese clients in IT services, more than offsetting macroeconomic pressures in its telecommunications business.

What detracted from performance?

Regional, the Mexican bank, underperformed as investors reacted negatively to Claudia Sheinbaum winning the presidential election, which affected both the local market and the peso. Shares in Johns Lyng Group, the Australian insurance repair company, fell after the company’s results missed expectations due to benign weather conditions reducing its repair volumes. YouGov, the UK-based provider of panel-based market research, opinion data, and analytics tools, disappointed investors after an unscheduled trading update.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World ex USA Index (Net TR)	MSCI All Country World ex USA Small Cap Index (Net TR)
10/14	$9,424	$10,000	$9,764
11/14	$9,396	$10,072	$9,723
12/14	$9,274	$9,709	$9,602
01/15	$9,125	$9,695	$9,567
02/15	$9,514	$10,213	$10,089
03/15	$9,423	$10,048	$9,980
04/15	$9,731	$10,556	$10,576
05/15	$9,805	$10,391	$10,635
06/15	$9,738	$10,101	$10,401
07/15	$9,667	$10,073	$10,203
08/15	$9,135	$9,303	$9,634
09/15	$8,685	$8,872	$9,358
10/15	$9,195	$9,532	$9,913
11/15	$9,178	$9,335	$9,842
12/15	$9,042	$9,159	$9,852
01/16	$8,589	$8,536	$9,097
02/16	$8,593	$8,439	$9,128
03/16	$9,267	$9,125	$9,920
04/16	$9,472	$9,365	$10,197
05/16	$9,339	$9,207	$10,130
06/16	$9,545	$9,066	$9,833
07/16	$10,009	$9,515	$10,380
08/16	$9,922	$9,575	$10,355
09/16	$10,154	$9,693	$10,611
10/16	$9,891	$9,553	$10,331
11/16	$9,514	$9,332	$10,025
12/16	$9,491	$9,571	$10,237
01/17	$9,837	$9,910	$10,630
02/17	$10,033	$10,068	$10,910
03/17	$10,287	$10,323	$11,136
04/17	$10,713	$10,544	$11,470
05/17	$10,932	$10,887	$11,781
06/17	$10,863	$10,920	$11,831
07/17	$11,255	$11,323	$12,248
08/17	$11,347	$11,382	$12,381
09/17	$11,835	$11,594	$12,647
10/17	$12,047	$11,812	$12,883
11/17	$12,020	$11,908	$13,075
12/17	$12,505	$12,174	$13,477
01/18	$13,160	$12,852	$14,140
02/18	$12,723	$12,246	$13,583
03/18	$12,668	$12,030	$13,429
04/18	$12,680	$12,222	$13,585
05/18	$12,394	$11,940	$13,447
06/18	$12,290	$11,715	$13,081
07/18	$12,608	$11,995	$13,172
08/18	$12,457	$11,744	$13,044
09/18	$12,338	$11,798	$12,883
10/18	$11,603	$10,838	$11,630
11/18	$11,770	$10,941	$11,659
12/18	$11,304	$10,446	$11,024
01/19	$12,255	$11,235	$11,888
02/19	$12,391	$11,454	$12,137
03/19	$12,570	$11,523	$12,156
04/19	$12,843	$11,827	$12,424
05/19	$12,471	$11,192	$11,783
06/19	$13,196	$11,866	$12,303
07/19	$12,951	$11,723	$12,221
08/19	$12,565	$11,361	$11,869
09/19	$12,725	$11,653	$12,157
10/19	$13,224	$12,059	$12,649
11/19	$13,478	$12,166	$12,861
12/19	$13,985	$12,693	$13,496
01/20	$13,856	$12,352	$13,075
02/20	$12,623	$11,375	$11,872
03/20	$10,375	$9,728	$9,581
04/20	$11,761	$10,465	$10,746
05/20	$12,742	$10,808	$11,397
06/20	$13,118	$11,296	$11,769
07/20	$13,945	$11,800	$12,357
08/20	$14,797	$12,305	$13,170
09/20	$15,000	$12,003	$13,003
10/20	$14,945	$11,745	$12,659
11/20	$16,357	$13,324	$14,410
12/20	$17,629	$14,045	$15,418
01/21	$17,615	$14,075	$15,391
02/21	$18,026	$14,354	$15,948
03/21	$17,605	$14,535	$16,271
04/21	$18,650	$14,963	$17,018
05/21	$19,095	$15,431	$17,412
06/21	$19,051	$15,331	$17,304
07/21	$19,942	$15,079	$17,443
08/21	$20,824	$15,365	$17,846
09/21	$20,378	$14,873	$17,304
10/21	$21,165	$15,228	$17,574
11/21	$20,309	$14,542	$16,704
12/21	$20,947	$15,143	$17,410
01/22	$17,759	$14,585	$16,324
02/22	$17,146	$14,297	$16,112
03/22	$16,747	$14,320	$16,276
04/22	$15,172	$13,420	$15,226
05/22	$15,118	$13,517	$15,085
06/22	$13,410	$12,354	$13,420
07/22	$14,336	$12,777	$14,195
08/22	$13,894	$12,366	$13,823
09/22	$12,169	$11,130	$12,297
10/22	$12,659	$11,463	$12,697
11/22	$14,144	$12,816	$13,910
12/22	$13,627	$12,720	$13,933
01/23	$14,719	$13,752	$14,936
02/23	$14,183	$13,269	$14,555
03/23	$14,578	$13,593	$14,588
04/23	$14,611	$13,830	$14,803
05/23	$14,086	$13,327	$14,392
06/23	$14,524	$13,925	$14,887
07/23	$15,081	$14,491	$15,643
08/23	$14,335	$13,836	$15,207
09/23	$13,497	$13,399	$14,634
10/23	$12,686	$12,846	$13,816
11/23	$14,248	$14,003	$15,153
12/23	$14,938	$14,706	$16,115
01/24	$14,524	$14,560	$15,839
02/24	$15,368	$14,929	$15,997
03/24	$15,613	$15,396	$16,455
04/24	$14,840	$15,119	$16,215
05/24	$16,162	$15,558	$16,741
06/24	$16,043	$15,543	$16,563
07/24	$16,739	$15,903	$17,194
08/24	$17,251	$16,356	$17,511
09/24	$17,430	$16,796	$18,037
10/24	$16,609	$15,972	$17,095

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	30.93%	4.66%	5.83%
Class A with sales load - 5.75%	23.40%	3.43%	5.20%
MSCI All Country World ex USA Index (Net TR)	24.33%	5.78%	4.79%
MSCI All Country World ex USA Small Cap Index (Net TR)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the MSCI AC World ex USA Index (Net TR) effective as of February 29, 2024.

AssetsNet		$ 123,567,861
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 764,470
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$123,567,861
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$764,470

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United Kingdom	19.5%
Japan	15.8%
Germany	8.5%
France	8.2%
Taiwan	8.0%
India	7.9%
Vietnam	4.9%
Israel	4.8%
Italy	3.9%
Australia	3.8%
Thailand	2.9%
Sweden	2.8%
Poland	2.0%
Other	7.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Poly Medicure Ltd.	5.4%
FPT Corp.	4.9%
CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.6%
Diploma PLC	4.1%
Intermediate Capital Group PLC	4.0%
Japan Elevator Service Holdings Co. Ltd.	4.0%
Interparfums SA	3.6%
Gamma Communications PLC	3.4%
Asics Corp.	3.0%

Material Fund Change [Text Block]
C000076089
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class C
Trading Symbol		CPVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$229	1.99%

Expenses Paid, Amount		$ 229
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World ex USA Small Cap Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

ASICS Corporation, the Japanese sports apparel company, continued on its journey of delivering returns for shareholders. The firm announced the unwinding of cross holdings, which will allow ASICS to invest capital more efficiently. At the same time, earnings results again beat expectations. Nova, the Israeli manufacturer of equipment for measuring microscopic parameters of semiconductors, released another strong set of results and upgraded its guidance. The company continues to gain good traction for its high-end products. FPT Corporation, the Vietnamese provider of information technology (IT) services, telecommunications, and higher education, performed well after it announced a new partnership with NVIDIA to provide Graphics Processing Unit resources delivered as a cloud service). FPT continues to see strong demand from its Japanese clients in IT services, more than offsetting macroeconomic pressures in its telecommunications business.

What detracted from performance?

Regional, the Mexican bank, underperformed as investors reacted negatively to Claudia Sheinbaum winning the presidential election, which affected both the local market and the peso. Shares in Johns Lyng Group, the Australian insurance repair company, fell after the company’s results missed expectations due to benign weather conditions reducing its repair volumes. YouGov, the UK-based provider of panel-based market research, opinion data, and analytics tools, disappointed investors after an unscheduled trading update.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	MSCI All Country World ex USA Index (Net TR)	MSCI All Country World ex USA Small Cap Index (Net TR)
10/14	$10,000	$10,000	$9,764
11/14	$9,964	$10,072	$9,723
12/14	$9,829	$9,709	$9,602
01/15	$9,664	$9,695	$9,567
02/15	$10,070	$10,213	$10,089
03/15	$9,967	$10,048	$9,980
04/15	$10,289	$10,556	$10,576
05/15	$10,358	$10,391	$10,635
06/15	$10,285	$10,101	$10,401
07/15	$10,201	$10,073	$10,203
08/15	$9,637	$9,303	$9,634
09/15	$9,152	$8,872	$9,358
10/15	$9,690	$9,532	$9,913
11/15	$9,663	$9,335	$9,842
12/15	$9,517	$9,159	$9,852
01/16	$9,036	$8,536	$9,097
02/16	$9,032	$8,439	$9,128
03/16	$9,734	$9,125	$9,920
04/16	$9,942	$9,365	$10,197
05/16	$9,799	$9,207	$10,130
06/16	$10,011	$9,066	$9,833
07/16	$10,493	$9,515	$10,380
08/16	$10,393	$9,575	$10,355
09/16	$10,636	$9,693	$10,611
10/16	$10,354	$9,553	$10,331
11/16	$9,951	$9,332	$10,025
12/16	$9,920	$9,571	$10,237
01/17	$10,277	$9,910	$10,630
02/17	$10,477	$10,068	$10,910
03/17	$10,738	$10,323	$11,136
04/17	$11,173	$10,544	$11,470
05/17	$11,395	$10,887	$11,781
06/17	$11,317	$10,920	$11,831
07/17	$11,721	$11,323	$12,248
08/17	$11,813	$11,382	$12,381
09/17	$12,313	$11,594	$12,647
10/17	$12,522	$11,812	$12,883
11/17	$12,487	$11,908	$13,075
12/17	$12,987	$12,174	$13,477
01/18	$13,659	$12,852	$14,140
02/18	$13,198	$12,246	$13,583
03/18	$13,130	$12,030	$13,429
04/18	$13,139	$12,222	$13,585
05/18	$12,830	$11,940	$13,447
06/18	$12,718	$11,715	$13,081
07/18	$13,041	$11,995	$13,172
08/18	$12,875	$11,744	$13,044
09/18	$12,745	$11,798	$12,883
10/18	$11,983	$10,838	$11,630
11/18	$12,149	$10,941	$11,659
12/18	$11,661	$10,446	$11,024
01/19	$12,632	$11,235	$11,888
02/19	$12,765	$11,454	$12,137
03/19	$12,941	$11,523	$12,156
04/19	$13,218	$11,827	$12,424
05/19	$12,829	$11,192	$11,783
06/19	$13,565	$11,866	$12,303
07/19	$13,304	$11,723	$12,221
08/19	$12,904	$11,361	$11,869
09/19	$13,058	$11,653	$12,157
10/19	$13,565	$12,059	$12,649
11/19	$13,816	$12,166	$12,861
12/19	$14,332	$12,693	$13,496
01/20	$14,192	$12,352	$13,075
02/20	$12,919	$11,375	$11,872
03/20	$10,615	$9,728	$9,581
04/20	$12,028	$10,465	$10,746
05/20	$13,020	$10,808	$11,397
06/20	$13,396	$11,296	$11,769
07/20	$14,237	$11,800	$12,357
08/20	$15,095	$12,305	$13,170
09/20	$15,291	$12,003	$13,003
10/20	$15,230	$11,745	$12,659
11/20	$16,659	$13,324	$14,410
12/20	$17,949	$14,045	$15,418
01/21	$17,921	$14,075	$15,391
02/21	$18,330	$14,354	$15,948
03/21	$17,893	$14,535	$16,271
04/21	$18,947	$14,963	$17,018
05/21	$19,385	$15,431	$17,412
06/21	$19,328	$15,331	$17,304
07/21	$20,226	$15,079	$17,443
08/21	$21,106	$15,365	$17,846
09/21	$20,646	$14,873	$17,304
10/21	$21,431	$15,228	$17,574
11/21	$20,551	$14,542	$16,704
12/21	$21,184	$15,143	$17,410
01/22	$17,949	$14,585	$16,324
02/22	$17,322	$14,297	$16,112
03/22	$16,915	$14,320	$16,276
04/22	$15,315	$13,420	$15,226
05/22	$15,248	$13,517	$15,085
06/22	$13,521	$12,354	$13,420
07/22	$14,445	$12,777	$14,195
08/22	$13,989	$12,366	$13,823
09/22	$12,250	$11,130	$12,297
10/22	$12,736	$11,463	$12,697
11/22	$14,220	$12,816	$13,910
12/22	$13,693	$12,720	$13,933
01/23	$14,780	$13,752	$14,936
02/23	$14,233	$13,269	$14,555
03/23	$14,626	$13,593	$14,588
04/23	$14,651	$13,830	$14,803
05/23	$14,117	$13,327	$14,392
06/23	$14,546	$13,925	$14,887
07/23	$15,099	$14,491	$15,643
08/23	$14,344	$13,836	$15,207
09/23	$13,497	$13,399	$14,634
10/23	$12,680	$12,846	$13,816
11/23	$14,233	$14,003	$15,153
12/23	$14,915	$14,706	$16,115
01/24	$14,497	$14,560	$15,839
02/24	$15,326	$14,929	$15,997
03/24	$15,559	$15,396	$16,455
04/24	$14,786	$15,119	$16,215
05/24	$16,093	$15,558	$16,741
06/24	$15,964	$15,543	$16,563
07/24	$16,645	$15,903	$17,194
08/24	$17,149	$16,356	$17,511
09/24	$17,314	$16,796	$18,037
10/24	$16,492	$15,972	$17,095

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	30.06%	3.98%	5.13%
Class C with sales load - 1.00%	29.06%	3.98%	5.13%
MSCI All Country World ex USA Index (Net TR)	24.33%	5.78%	4.79%
MSCI All Country World ex USA Small Cap Index (Net TR)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the MSCI AC World ex USA Index (Net TR) effective as of February 29, 2024.

AssetsNet		$ 123,567,861
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 764,470
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$123,567,861
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$764,470

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United Kingdom	19.5%
Japan	15.8%
Germany	8.5%
France	8.2%
Taiwan	8.0%
India	7.9%
Vietnam	4.9%
Israel	4.8%
Italy	3.9%
Australia	3.8%
Thailand	2.9%
Sweden	2.8%
Poland	2.0%
Other	7.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Poly Medicure Ltd.	5.4%
FPT Corp.	4.9%
CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.6%
Diploma PLC	4.1%
Intermediate Capital Group PLC	4.0%
Japan Elevator Service Holdings Co. Ltd.	4.0%
Interparfums SA	3.6%
Gamma Communications PLC	3.4%
Asics Corp.	3.0%

Material Fund Change [Text Block]
C000076090
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class R
Trading Symbol		WPVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$188	1.63%

Expenses Paid, Amount		$ 188
Expense Ratio, Percent		1.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World ex USA Small Cap Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

ASICS Corporation, the Japanese sports apparel company, continued on its journey of delivering returns for shareholders. The firm announced the unwinding of cross holdings, which will allow ASICS to invest capital more efficiently. At the same time, earnings results again beat expectations. Nova, the Israeli manufacturer of equipment for measuring microscopic parameters of semiconductors, released another strong set of results and upgraded its guidance. The company continues to gain good traction for its high-end products. FPT Corporation, the Vietnamese provider of information technology (IT) services, telecommunications, and higher education, performed well after it announced a new partnership with NVIDIA to provide Graphics Processing Unit resources delivered as a cloud service). FPT continues to see strong demand from its Japanese clients in IT services, more than offsetting macroeconomic pressures in its telecommunications business.

What detracted from performance?

Regional, the Mexican bank, underperformed as investors reacted negatively to Claudia Sheinbaum winning the presidential election, which affected both the local market and the peso. Shares in Johns Lyng Group, the Australian insurance repair company, fell after the company’s results missed expectations due to benign weather conditions reducing its repair volumes. YouGov, the UK-based provider of panel-based market research, opinion data, and analytics tools, disappointed investors after an unscheduled trading update.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class R	MSCI All Country World ex USA Index (Net TR)	MSCI All Country World ex USA Small Cap Index (Net TR)
10/14	$10,000	$10,000	$9,764
11/14	$9,961	$10,072	$9,723
12/14	$9,833	$9,709	$9,602
01/15	$9,673	$9,695	$9,567
02/15	$10,079	$10,213	$10,089
03/15	$9,982	$10,048	$9,980
04/15	$10,303	$10,556	$10,576
05/15	$10,377	$10,391	$10,635
06/15	$10,306	$10,101	$10,401
07/15	$10,227	$10,073	$10,203
08/15	$9,664	$9,303	$9,634
09/15	$9,184	$8,872	$9,358
10/15	$9,723	$9,532	$9,913
11/15	$9,704	$9,335	$9,842
12/15	$9,556	$9,159	$9,852
01/16	$9,076	$8,536	$9,097
02/16	$9,076	$8,439	$9,128
03/16	$9,783	$9,125	$9,920
04/16	$9,998	$9,365	$10,197
05/16	$9,859	$9,207	$10,130
06/16	$10,073	$9,066	$9,833
07/16	$10,557	$9,515	$10,380
08/16	$10,465	$9,575	$10,355
09/16	$10,709	$9,693	$10,611
10/16	$10,427	$9,553	$10,331
11/16	$10,027	$9,332	$10,025
12/16	$10,000	$9,571	$10,237
01/17	$10,361	$9,910	$10,630
02/17	$10,564	$10,068	$10,910
03/17	$10,832	$10,323	$11,136
04/17	$11,273	$10,544	$11,470
05/17	$11,498	$10,887	$11,781
06/17	$11,421	$10,920	$11,831
07/17	$11,833	$11,323	$12,248
08/17	$11,926	$11,382	$12,381
09/17	$12,435	$11,594	$12,647
10/17	$12,652	$11,812	$12,883
11/17	$12,622	$11,908	$13,075
12/17	$13,125	$12,174	$13,477
01/18	$13,808	$12,852	$14,140
02/18	$13,349	$12,246	$13,583
03/18	$13,287	$12,030	$13,429
04/18	$13,296	$12,222	$13,585
05/18	$12,989	$11,940	$13,447
06/18	$12,880	$11,715	$13,081
07/18	$13,213	$11,995	$13,172
08/18	$13,046	$11,744	$13,044
09/18	$12,919	$11,798	$12,883
10/18	$12,149	$10,838	$11,630
11/18	$12,319	$10,941	$11,659
12/18	$11,826	$10,446	$11,024
01/19	$12,817	$11,235	$11,888
02/19	$12,958	$11,454	$12,137
03/19	$13,141	$11,523	$12,156
04/19	$13,423	$11,827	$12,424
05/19	$13,031	$11,192	$11,783
06/19	$13,782	$11,866	$12,303
07/19	$13,527	$11,723	$12,221
08/19	$13,120	$11,361	$11,869
09/19	$13,282	$11,653	$12,157
10/19	$13,803	$12,059	$12,649
11/19	$14,064	$12,166	$12,861
12/19	$14,592	$12,693	$13,496
01/20	$14,449	$12,352	$13,075
02/20	$13,164	$11,375	$11,872
03/20	$10,812	$9,728	$9,581
04/20	$12,257	$10,465	$10,746
05/20	$13,273	$10,808	$11,397
06/20	$13,663	$11,296	$11,769
07/20	$14,521	$11,800	$12,357
08/20	$15,405	$12,305	$13,170
09/20	$15,614	$12,003	$13,003
10/20	$15,553	$11,745	$12,659
11/20	$17,015	$13,324	$14,410
12/20	$18,339	$14,045	$15,418
01/21	$18,317	$14,075	$15,391
02/21	$18,734	$14,354	$15,948
03/21	$18,295	$14,535	$16,271
04/21	$19,377	$14,963	$17,018
05/21	$19,833	$15,431	$17,412
06/21	$19,784	$15,331	$17,304
07/21	$20,707	$15,079	$17,443
08/21	$21,619	$15,365	$17,846
09/21	$21,152	$14,873	$17,304
10/21	$21,959	$15,228	$17,574
11/21	$21,064	$14,542	$16,704
12/21	$21,723	$15,143	$17,410
01/22	$18,410	$14,585	$16,324
02/22	$17,775	$14,297	$16,112
03/22	$17,359	$14,320	$16,276
04/22	$15,721	$13,420	$15,226
05/22	$15,661	$13,517	$15,085
06/22	$13,886	$12,354	$13,420
07/22	$14,842	$12,777	$14,195
08/22	$14,379	$12,366	$13,823
09/22	$12,592	$11,130	$12,297
10/22	$13,097	$11,463	$12,697
11/22	$14,628	$12,816	$13,910
12/22	$14,093	$12,720	$13,933
01/23	$15,215	$13,752	$14,936
02/23	$14,660	$13,269	$14,555
03/23	$15,064	$13,593	$14,588
04/23	$15,094	$13,830	$14,803
05/23	$14,551	$13,327	$14,392
06/23	$14,998	$13,925	$14,887
07/23	$15,576	$14,491	$15,643
08/23	$14,799	$13,836	$15,207
09/23	$13,930	$13,399	$14,634
10/23	$13,092	$12,846	$13,816
11/23	$14,702	$14,003	$15,153
12/23	$15,406	$14,706	$16,115
01/24	$14,976	$14,560	$15,839
02/24	$15,842	$14,929	$15,997
03/24	$16,090	$15,396	$16,455
04/24	$15,291	$15,119	$16,215
05/24	$16,654	$15,558	$16,741
06/24	$16,520	$15,543	$16,563
07/24	$17,235	$15,903	$17,194
08/24	$17,756	$16,356	$17,511
09/24	$17,938	$16,796	$18,037
10/24	$17,090	$15,972	$17,095

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	30.54%	4.36%	5.51%
MSCI All Country World ex USA Index (Net TR)	24.33%	5.78%	4.79%
MSCI All Country World ex USA Small Cap Index (Net TR)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the MSCI AC World ex USA Index (Net TR) effective as of February 29, 2024.

AssetsNet		$ 123,567,861
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 764,470
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$123,567,861
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$764,470

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United Kingdom	19.5%
Japan	15.8%
Germany	8.5%
France	8.2%
Taiwan	8.0%
India	7.9%
Vietnam	4.9%
Israel	4.8%
Italy	3.9%
Australia	3.8%
Thailand	2.9%
Sweden	2.8%
Poland	2.0%
Other	7.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Poly Medicure Ltd.	5.4%
FPT Corp.	4.9%
CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.6%
Diploma PLC	4.1%
Intermediate Capital Group PLC	4.0%
Japan Elevator Service Holdings Co. Ltd.	4.0%
Interparfums SA	3.6%
Gamma Communications PLC	3.4%
Asics Corp.	3.0%

Material Fund Change [Text Block]
C000075914
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Institutional Class
Trading Symbol		ABNIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	0.99%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World ex USA Small Cap Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

ASICS Corporation, the Japanese sports apparel company, continued on its journey of delivering returns for shareholders. The firm announced the unwinding of cross holdings, which will allow ASICS to invest capital more efficiently. At the same time, earnings results again beat expectations. Nova, the Israeli manufacturer of equipment for measuring microscopic parameters of semiconductors, released another strong set of results and upgraded its guidance. The company continues to gain good traction for its high-end products. FPT Corporation, the Vietnamese provider of information technology (IT) services, telecommunications, and higher education, performed well after it announced a new partnership with NVIDIA to provide Graphics Processing Unit resources delivered as a cloud service). FPT continues to see strong demand from its Japanese clients in IT services, more than offsetting macroeconomic pressures in its telecommunications business.

What detracted from performance?

Regional, the Mexican bank, underperformed as investors reacted negatively to Claudia Sheinbaum winning the presidential election, which affected both the local market and the peso. Shares in Johns Lyng Group, the Australian insurance repair company, fell after the company’s results missed expectations due to benign weather conditions reducing its repair volumes. YouGov, the UK-based provider of panel-based market research, opinion data, and analytics tools, disappointed investors after an unscheduled trading update.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World ex USA Index (Net TR)	MSCI All Country World ex USA Small Cap Index (Net TR)
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$996,966	$1,007,234	$995,799
12/14	$984,645	$970,918	$983,431
01/15	$968,856	$969,479	$979,825
02/15	$1,010,122	$1,021,310	$1,033,287
03/15	$1,000,793	$1,004,801	$1,022,097
04/15	$1,033,447	$1,055,563	$1,083,168
05/15	$1,041,700	$1,039,080	$1,089,219
06/15	$1,034,987	$1,010,093	$1,065,212
07/15	$1,027,424	$1,007,284	$1,044,910
08/15	$971,605	$930,292	$986,619
09/15	$923,443	$887,160	$958,447
10/15	$978,427	$953,203	$1,015,260
11/15	$976,607	$933,526	$1,008,001
12/15	$962,269	$915,943	$1,009,027
01/16	$914,419	$853,637	$931,655
02/16	$915,230	$843,881	$934,814
03/16	$987,005	$912,496	$1,015,921
04/16	$1,009,308	$936,513	$1,044,328
05/16	$995,520	$920,705	$1,037,454
06/16	$1,017,418	$906,619	$1,007,033
07/16	$1,067,295	$951,454	$1,063,070
08/16	$1,058,374	$957,471	$1,060,524
09/16	$1,083,516	$969,278	$1,086,702
10/16	$1,055,941	$955,342	$1,058,089
11/16	$1,015,796	$933,245	$1,026,672
12/16	$1,013,590	$957,116	$1,048,465
01/17	$1,050,933	$991,021	$1,088,645
02/17	$1,072,272	$1,006,824	$1,117,320
03/17	$1,099,766	$1,032,349	$1,140,482
04/17	$1,145,316	$1,054,449	$1,174,695
05/17	$1,169,117	$1,088,666	$1,206,558
06/17	$1,161,730	$1,092,046	$1,211,623
07/17	$1,204,408	$1,132,296	$1,254,427
08/17	$1,214,667	$1,138,222	$1,268,021
09/17	$1,267,193	$1,159,351	$1,295,256
10/17	$1,289,763	$1,181,162	$1,319,441
11/17	$1,287,301	$1,190,757	$1,339,093
12/17	$1,339,796	$1,217,371	$1,380,257
01/18	$1,410,356	$1,285,174	$1,448,107
02/18	$1,364,025	$1,224,574	$1,391,139
03/18	$1,358,499	$1,202,977	$1,375,375
04/18	$1,360,199	$1,222,183	$1,391,281
05/18	$1,329,595	$1,193,963	$1,377,196
06/18	$1,318,968	$1,171,522	$1,339,663
07/18	$1,353,823	$1,199,541	$1,349,000
08/18	$1,337,671	$1,174,434	$1,335,874
09/18	$1,325,344	$1,179,785	$1,319,388
10/18	$1,246,707	$1,083,824	$1,191,057
11/18	$1,264,985	$1,094,082	$1,194,022
12/18	$1,215,099	$1,044,561	$1,129,057
01/19	$1,318,083	$1,123,486	$1,217,482
02/19	$1,332,722	$1,145,438	$1,243,021
03/19	$1,352,410	$1,152,261	$1,244,913
04/19	$1,382,195	$1,182,701	$1,272,443
05/19	$1,342,819	$1,119,224	$1,206,781
06/19	$1,421,066	$1,186,618	$1,260,026
07/19	$1,394,815	$1,172,255	$1,251,614
08/19	$1,353,925	$1,136,051	$1,215,541
09/19	$1,371,593	$1,165,286	$1,245,074
10/19	$1,426,114	$1,205,946	$1,295,460
11/19	$1,453,374	$1,216,576	$1,317,210
12/19	$1,508,767	$1,269,260	$1,382,177
01/20	$1,495,453	$1,235,164	$1,339,027
02/20	$1,362,843	$1,137,530	$1,215,878
03/20	$1,119,992	$972,824	$981,272
04/20	$1,270,176	$1,046,545	$1,100,535
05/20	$1,376,690	$1,080,796	$1,167,262
06/20	$1,417,698	$1,129,637	$1,205,298
07/20	$1,507,702	$1,180,001	$1,265,580
08/20	$1,600,369	$1,230,513	$1,348,824
09/20	$1,622,737	$1,200,264	$1,331,741
10/20	$1,617,411	$1,174,460	$1,296,428
11/20	$1,770,791	$1,332,442	$1,475,822
12/20	$1,908,726	$1,404,462	$1,579,029
01/21	$1,907,661	$1,407,514	$1,576,251
02/21	$1,952,929	$1,435,378	$1,633,281
03/21	$1,907,661	$1,453,526	$1,666,383
04/21	$2,021,631	$1,496,313	$1,742,913
05/21	$2,070,094	$1,543,117	$1,783,301
06/21	$2,065,834	$1,533,119	$1,772,239
07/21	$2,163,294	$1,507,853	$1,786,461
08/21	$2,260,221	$1,536,515	$1,827,731
09/21	$2,212,290	$1,487,315	$1,772,162
10/21	$2,298,566	$1,522,818	$1,799,870
11/21	$2,205,899	$1,454,248	$1,710,761
12/21	$2,276,230	$1,514,347	$1,783,093
01/22	$1,930,133	$1,458,544	$1,671,785
02/22	$1,864,346	$1,429,673	$1,650,137
03/22	$1,821,442	$1,431,951	$1,666,933
04/22	$1,650,967	$1,342,035	$1,559,329
05/22	$1,645,247	$1,351,668	$1,544,960
06/22	$1,459,899	$1,235,388	$1,374,417
07/22	$1,561,154	$1,277,680	$1,453,832
08/22	$1,513,101	$1,236,586	$1,415,701
09/22	$1,326,037	$1,113,014	$1,259,414
10/22	$1,379,811	$1,146,272	$1,300,338
11/22	$1,541,704	$1,281,587	$1,424,609
12/22	$1,486,170	$1,272,004	$1,426,991
01/23	$1,605,064	$1,375,174	$1,529,718
02/23	$1,547,365	$1,326,903	$1,490,636
03/23	$1,591,076	$1,359,340	$1,494,007
04/23	$1,594,573	$1,382,956	$1,516,014
05/23	$1,538,040	$1,332,674	$1,473,979
06/23	$1,586,414	$1,392,470	$1,524,615
07/23	$1,648,192	$1,449,083	$1,602,044
08/23	$1,566,598	$1,383,634	$1,557,383
09/23	$1,475,680	$1,339,933	$1,498,768
10/23	$1,387,675	$1,284,649	$1,414,968
11/23	$1,559,022	$1,400,286	$1,551,889
12/23	$1,634,690	$1,470,639	$1,650,436
01/24	$1,590,017	$1,456,032	$1,622,119
02/24	$1,682,890	$1,492,894	$1,638,367
03/24	$1,709,929	$1,539,562	$1,685,239
04/24	$1,625,873	$1,511,915	$1,660,709
05/24	$1,771,061	$1,555,804	$1,714,513
06/24	$1,758,129	$1,554,325	$1,696,331
07/24	$1,835,132	$1,590,314	$1,760,929
08/24	$1,892,149	$1,635,606	$1,793,366
09/24	$1,912,135	$1,679,648	$1,847,281
10/24	$1,822,200	$1,597,237	$1,750,745

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	31.31%	5.02%	6.18%
MSCI All Country World ex USA Index (Net TR)	24.33%	5.78%	4.79%
MSCI All Country World ex USA Small Cap Index (Net TR)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the MSCI AC World ex USA Index (Net TR) effective as of February 29, 2024.

AssetsNet		$ 123,567,861
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 764,470
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$123,567,861
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$764,470

Holdings [Text Block]

Geographic Allocation (% of total net assets)

United Kingdom	19.5%
Japan	15.8%
Germany	8.5%
France	8.2%
Taiwan	8.0%
India	7.9%
Vietnam	4.9%
Israel	4.8%
Italy	3.9%
Australia	3.8%
Thailand	2.9%
Sweden	2.8%
Poland	2.0%
Other	7.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Poly Medicure Ltd.	5.4%
FPT Corp.	4.9%
CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.6%
Diploma PLC	4.1%
Intermediate Capital Group PLC	4.0%
Japan Elevator Service Holdings Co. Ltd.	4.0%
Interparfums SA	3.6%
Gamma Communications PLC	3.4%
Asics Corp.	3.0%

Material Fund Change [Text Block]
C000199217
Shareholder Report [Line Items]
Fund Name		abrdn Realty Income & Growth Fund
Class Name		Class A
Trading Symbol		AIAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Realty Income & Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$146	1.25%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI US REIT Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Overweight positions in healthcare REITs with outsized senior housing exposure, such as American Healthcare, Welltower and Ventas, all benefited the Fund. The healthcare REITs continued to benefit from better-than-expected earnings growth for senior housing and improving operator health in skilled nursing. Both those segments benefitted from little to no supply growth and improving demand due to an aging population. The Fund also benefited from an underweight exposure to the hotel & resort sector, which lagged the overall REIT sector due to weaker revenue-per-available-room growth, stemming from slowing leisure travel. Our lack of exposure to Rexford Industrial Realty helped performance as weakness in industrial demand, particularly in Southern California, penalized the REIT Index.

What detracted from performance?

The Fund’s underweight to self-storage REITs, including the underweight to Extra Space, detracted from performance as investors expected move-in rates to bottom (which ultimately did not materialize). Similarly, our underweight to other specialized REITs, including non-exposure to Iron Mountain was unfavorable as it benefited from exposure to data centers and artificial intelligence. The Fund has since added a material position in Iron Mountain. At the stock level, our overweight to SITE Centers was weak ahead of its spin-off of Curbline Properties due to selling pressure from tax specific issues. We subsequently sold SITE Centers and maintained our position in Curbline. American Homes 4 Rent was also negative as the single-family rental sector underperformed the multi-family sector on moderating blended rate growth. As such, the Fund disposed of this position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	S&P 500 Index	MSCI U.S. REIT Index
10/14	$9,424	$10,244	$10,997
11/14	$9,654	$10,520	$11,217
12/14	$9,825	$10,493	$11,434
01/15	$10,464	$10,178	$12,207
02/15	$10,182	$10,763	$11,771
03/15	$10,371	$10,593	$11,977
04/15	$9,831	$10,695	$11,271
05/15	$9,777	$10,832	$11,242
06/15	$9,338	$10,622	$10,726
07/15	$9,842	$10,845	$11,331
08/15	$9,233	$10,191	$10,625
09/15	$9,444	$9,939	$10,947
10/15	$10,057	$10,777	$11,582
11/15	$9,993	$10,809	$11,512
12/15	$10,153	$10,638	$11,722
01/16	$9,593	$10,111	$11,330
02/16	$9,518	$10,097	$11,286
03/16	$10,613	$10,782	$12,462
04/16	$10,406	$10,824	$12,163
05/16	$10,576	$11,018	$12,452
06/16	$11,274	$11,047	$13,311
07/16	$11,739	$11,454	$13,870
08/16	$11,350	$11,470	$13,363
09/16	$11,119	$11,472	$13,119
10/16	$10,550	$11,263	$12,372
11/16	$10,440	$11,680	$12,160
12/16	$10,941	$11,911	$12,730
01/17	$10,985	$12,137	$12,728
02/17	$11,398	$12,619	$13,169
03/17	$11,095	$12,633	$12,857
04/17	$11,164	$12,763	$12,878
05/17	$11,214	$12,943	$12,796
06/17	$11,482	$13,023	$13,069
07/17	$11,587	$13,291	$13,235
08/17	$11,592	$13,332	$13,204
09/17	$11,584	$13,607	$13,190
10/17	$11,538	$13,925	$13,059
11/17	$11,835	$14,352	$13,404
12/17	$11,840	$14,511	$13,376
01/18	$11,398	$15,342	$12,817
02/18	$10,519	$14,777	$11,832
03/18	$10,948	$14,401	$12,294
04/18	$11,037	$14,456	$12,471
05/18	$11,294	$14,804	$12,963
06/18	$11,685	$14,896	$13,535
07/18	$11,727	$15,450	$13,632
08/18	$12,039	$15,953	$14,049
09/18	$11,723	$16,044	$13,683
10/18	$11,382	$14,947	$13,280
11/18	$11,952	$15,252	$13,902
12/18	$10,982	$13,875	$12,764
01/19	$12,208	$14,987	$14,268
02/19	$12,316	$15,468	$14,364
03/19	$12,842	$15,769	$14,841
04/19	$12,796	$16,407	$14,803
05/19	$12,858	$15,364	$14,844
06/19	$13,047	$16,447	$15,033
07/19	$13,212	$16,684	$15,220
08/19	$13,748	$16,419	$15,739
09/19	$14,063	$16,727	$16,188
10/19	$14,301	$17,089	$16,418
11/19	$14,126	$17,709	$16,167
12/19	$13,995	$18,244	$16,062
01/20	$14,224	$18,237	$16,249
02/20	$12,991	$16,735	$14,960
03/20	$10,453	$14,668	$11,726
04/20	$11,277	$16,549	$12,692
05/20	$11,415	$17,337	$12,715
06/20	$11,691	$17,682	$13,099
07/20	$12,414	$18,679	$13,636
08/20	$12,358	$20,021	$13,751
09/20	$11,984	$19,260	$13,313
10/20	$11,710	$18,748	$12,968
11/20	$12,626	$20,801	$14,365
12/20	$13,090	$21,600	$14,846
01/21	$12,940	$21,382	$14,869
02/21	$13,443	$21,972	$15,463
03/21	$13,936	$22,934	$16,146
04/21	$15,051	$24,158	$17,446
05/21	$15,180	$24,327	$17,609
06/21	$15,598	$24,895	$18,083
07/21	$16,308	$25,486	$18,962
08/21	$16,641	$26,261	$19,325
09/21	$15,644	$25,040	$18,260
10/21	$16,871	$26,794	$19,673
11/21	$16,655	$26,608	$19,531
12/21	$18,210	$27,801	$21,239
01/22	$16,906	$26,362	$19,766
02/22	$16,316	$25,573	$19,135
03/22	$17,332	$26,522	$20,376
04/22	$16,581	$24,209	$19,467
05/22	$15,498	$24,254	$18,270
06/22	$14,379	$22,252	$16,923
07/22	$15,654	$24,304	$18,447
08/22	$14,713	$23,312	$17,342
09/22	$13,024	$21,165	$15,237
10/22	$13,589	$22,879	$15,979
11/22	$14,328	$24,158	$16,902
12/22	$13,626	$22,766	$16,033
01/23	$14,921	$24,196	$17,732
02/23	$14,253	$23,606	$16,888
03/23	$14,050	$24,473	$16,470
04/23	$14,226	$24,855	$16,605
05/23	$13,807	$24,963	$16,096
06/23	$14,453	$26,612	$16,908
07/23	$14,821	$27,467	$17,392
08/23	$14,371	$27,030	$16,865
09/23	$13,513	$25,741	$15,721
10/23	$13,061	$25,200	$15,034
11/23	$14,281	$27,501	$16,597
12/23	$15,409	$28,750	$18,236
01/24	$14,769	$29,233	$17,481
02/24	$15,103	$30,794	$17,830
03/24	$15,300	$31,785	$18,179
04/24	$14,106	$30,487	$16,894
05/24	$14,766	$31,999	$17,683
06/24	$15,154	$33,147	$18,193
07/24	$15,960	$33,550	$19,333
08/24	$17,105	$34,364	$20,578
09/24	$17,698	$35,098	$21,125
10/24	$17,442	$34,780	$20,516

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	33.65%	4.07%	6.36%
Class A with sales load - 5.75%	25.98%	2.84%	5.73%
S&P 500 Index	38.02%	15.27%	13.00%
MSCI U.S. REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500 Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 40,706,671
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 181,699
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$40,706,671
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$181,699

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	23.4%
Retail REITs	19.4%
Data Center REITs	16.9%
Industrial REITs	9.8%
Multi-Family Residential REITs	9.3%
Self Storage REITs	6.6%
Office REITs	6.6%
Other Specialized REITs	4.6%
Single-Family Residential REITs	2.6%
Hotel & Resort REITs	0.6%
Other	0.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	9.9%
Equinix, Inc.	9.4%
Prologis, Inc.	8.4%
Digital Realty Trust, Inc.	7.5%
Realty Income Corp.	6.0%
Public Storage	5.4%
Iron Mountain, Inc.	4.6%
AvalonBay Communities, Inc.	4.6%
Ventas, Inc.	4.2%
Omega Healthcare Investors, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2004, the Fund's management fee changed from 1.00% on assets up to $250 million, 0.95% on assets of $250 million up to $750 million, 0.90% on assets of $750 million up to $1 billion and 0.80% on assets of $1 billion and more to 0.80% on all assets. The Fund's expense limitation changed from 1.00% for Institutional Class and 1.25% for Class A 1.25% to 0.99% for Institutional Class and 1.24% for Class A.

Material Fund Change Expenses [Text Block]

Effective February 29, 2004, the Fund's management fee changed from 1.00% on assets up to $250 million, 0.95% on assets of $250 million up to $750 million, 0.90% on assets of $750 million up to $1 billion and 0.80% on assets of $1 billion and more to 0.80% on all assets. The Fund's expense limitation changed from 1.00% for Institutional Class and 1.25% for Class A 1.25% to 0.99% for Institutional Class and 1.24% for Class A.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199218
Shareholder Report [Line Items]
Fund Name		abrdn Realty Income & Growth Fund
Class Name		Institutional Class
Trading Symbol		AIGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Realty Income & Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.00%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI US REIT Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Overweight positions in healthcare REITs with outsized senior housing exposure, such as American Healthcare, Welltower and Ventas, all benefited the Fund. The healthcare REITs continued to benefit from better-than-expected earnings growth for senior housing and improving operator health in skilled nursing. Both those segments benefitted from little to no supply growth and improving demand due to an aging population. The Fund also benefited from an underweight exposure to the hotel & resort sector, which lagged the overall REIT sector due to weaker revenue-per-available-room growth, stemming from slowing leisure travel. Our lack of exposure to Rexford Industrial Realty helped performance as weakness in industrial demand, particularly in Southern California, penalized the REIT Index.

What detracted from performance?

The Fund’s underweight to self-storage REITs, including the underweight to Extra Space, detracted from performance as investors expected move-in rates to bottom (which ultimately did not materialize). Similarly, our underweight to other specialized REITs, including non-exposure to Iron Mountain was unfavorable as it benefited from exposure to data centers and artificial intelligence. The Fund has since added a material position in Iron Mountain. At the stock level, our overweight to SITE Centers was weak ahead of its spin-off of Curbline Properties due to selling pressure from tax specific issues. We subsequently sold SITE Centers and maintained our position in Curbline. American Homes 4 Rent was also negative as the single-family rental sector underperformed the multi-family sector on moderating blended rate growth. As such, the Fund disposed of this position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	MSCI U.S. REIT Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,024,425	$1,026,895	$1,019,959
12/14	$1,042,626	$1,024,308	$1,039,692
01/15	$1,110,839	$993,559	$1,109,957
02/15	$1,081,469	$1,050,660	$1,070,348
03/15	$1,101,247	$1,034,045	$1,089,046
04/15	$1,044,417	$1,043,964	$1,024,831
05/15	$1,039,164	$1,057,389	$1,022,246
06/15	$992,722	$1,036,920	$975,348
07/15	$1,046,213	$1,058,645	$1,030,325
08/15	$981,638	$994,773	$966,172
09/15	$1,004,167	$970,159	$995,449
10/15	$1,069,815	$1,051,995	$1,053,192
11/15	$1,063,007	$1,055,124	$1,046,766
12/15	$1,080,170	$1,038,483	$1,065,895
01/16	$1,021,071	$986,949	$1,030,274
02/16	$1,013,125	$985,617	$1,026,214
03/16	$1,130,205	$1,052,480	$1,133,189
04/16	$1,108,172	$1,056,560	$1,105,947
05/16	$1,126,199	$1,075,534	$1,132,303
06/16	$1,201,187	$1,078,320	$1,210,394
07/16	$1,251,153	$1,118,077	$1,261,227
08/16	$1,209,767	$1,119,647	$1,215,058
09/16	$1,184,911	$1,119,858	$1,192,883
10/16	$1,124,877	$1,099,431	$1,124,951
11/16	$1,113,175	$1,140,148	$1,105,724
12/16	$1,166,859	$1,162,684	$1,157,557
01/17	$1,171,574	$1,184,736	$1,157,403
02/17	$1,215,587	$1,231,777	$1,197,467
03/17	$1,184,018	$1,233,214	$1,169,061
04/17	$1,191,944	$1,245,879	$1,171,007
05/17	$1,196,699	$1,263,412	$1,163,559
06/17	$1,225,625	$1,271,298	$1,188,354
07/17	$1,237,344	$1,297,439	$1,203,463
08/17	$1,238,409	$1,301,411	$1,200,621
09/17	$1,237,743	$1,328,257	$1,199,362
10/17	$1,233,447	$1,359,252	$1,187,443
11/17	$1,264,592	$1,400,940	$1,218,862
12/17	$1,266,063	$1,416,516	$1,216,255
01/18	$1,218,884	$1,497,618	$1,165,453
02/18	$1,125,636	$1,442,420	$1,075,924
03/18	$1,171,011	$1,405,763	$1,117,877
04/18	$1,181,092	$1,411,157	$1,134,026
05/18	$1,208,533	$1,445,141	$1,178,694
06/18	$1,250,955	$1,454,035	$1,230,774
07/18	$1,255,473	$1,508,145	$1,239,595
08/18	$1,289,359	$1,557,289	$1,277,467
09/18	$1,255,722	$1,566,153	$1,244,223
10/18	$1,219,274	$1,459,106	$1,207,515
11/18	$1,280,779	$1,488,840	$1,264,126
12/18	$1,177,079	$1,354,411	$1,160,673
01/19	$1,308,965	$1,462,948	$1,297,374
02/19	$1,320,504	$1,509,921	$1,306,112
03/19	$1,377,518	$1,539,261	$1,349,533
04/19	$1,373,349	$1,601,586	$1,346,017
05/19	$1,380,020	$1,499,808	$1,349,750
06/19	$1,400,389	$1,605,509	$1,366,951
07/19	$1,418,938	$1,628,583	$1,383,995
08/19	$1,476,268	$1,602,786	$1,431,130
09/19	$1,510,307	$1,632,775	$1,472,014
10/19	$1,535,877	$1,668,140	$1,492,874
11/19	$1,517,126	$1,728,692	$1,470,042
12/19	$1,503,582	$1,780,867	$1,460,549
01/20	$1,528,054	$1,780,169	$1,477,534
02/20	$1,396,882	$1,633,627	$1,360,331
03/20	$1,123,449	$1,431,853	$1,066,275
04/20	$1,211,855	$1,615,408	$1,154,118
05/20	$1,228,741	$1,692,346	$1,156,184
06/20	$1,257,151	$1,726,002	$1,191,062
07/20	$1,335,786	$1,823,323	$1,239,883
08/20	$1,329,737	$1,954,385	$1,250,374
09/20	$1,290,113	$1,880,124	$1,210,522
10/20	$1,261,714	$1,830,125	$1,179,229
11/20	$1,360,096	$2,030,458	$1,306,194
12/20	$1,410,433	$2,108,525	$1,349,936
01/21	$1,395,477	$2,087,238	$1,352,030
02/21	$1,448,397	$2,144,793	$1,406,041
03/21	$1,501,930	$2,238,726	$1,468,166
04/21	$1,622,961	$2,358,204	$1,586,391
05/21	$1,637,945	$2,374,674	$1,601,199
06/21	$1,682,804	$2,430,111	$1,644,282
07/21	$1,760,240	$2,487,838	$1,724,259
08/21	$1,796,069	$2,563,482	$1,757,235
09/21	$1,688,862	$2,444,255	$1,660,375
10/21	$1,821,980	$2,615,504	$1,788,905
11/21	$1,798,829	$2,597,381	$1,775,974
12/21	$1,967,979	$2,713,786	$1,931,269
01/22	$1,826,464	$2,573,355	$1,797,363
02/22	$1,762,981	$2,496,305	$1,739,943
03/22	$1,874,571	$2,588,992	$1,852,806
04/22	$1,792,434	$2,363,227	$1,770,142
05/22	$1,675,853	$2,367,563	$1,661,258
06/22	$1,555,467	$2,172,135	$1,538,827
07/22	$1,694,205	$2,372,416	$1,677,349
08/22	$1,592,819	$2,275,664	$1,576,932
09/22	$1,410,711	$2,066,079	$1,385,497
10/22	$1,471,518	$2,233,351	$1,452,964
11/22	$1,552,593	$2,358,160	$1,536,877
12/22	$1,475,506	$2,222,296	$1,457,881
01/23	$1,616,579	$2,361,931	$1,612,349
02/23	$1,544,603	$2,304,303	$1,535,642
03/23	$1,522,209	$2,388,903	$1,497,663
04/23	$1,541,146	$2,426,190	$1,509,889
05/23	$1,497,446	$2,436,736	$1,463,620
06/23	$1,568,181	$2,597,744	$1,537,461
07/23	$1,607,863	$2,681,197	$1,581,474
08/23	$1,559,363	$2,638,508	$1,533,518
09/23	$1,466,396	$2,512,709	$1,429,512
10/23	$1,417,565	$2,459,876	$1,367,015
11/23	$1,550,740	$2,684,525	$1,509,178
12/23	$1,672,523	$2,806,485	$1,658,240
01/24	$1,603,460	$2,853,645	$1,589,555
02/24	$1,640,995	$3,006,018	$1,621,283
03/24	$1,663,138	$3,102,735	$1,653,010
04/24	$1,532,755	$2,976,005	$1,536,184
05/24	$1,604,011	$3,123,569	$1,607,951
06/24	$1,648,577	$3,235,650	$1,654,284
07/24	$1,735,666	$3,275,035	$1,757,925
08/24	$1,860,952	$3,354,477	$1,871,147
09/24	$1,926,072	$3,426,119	$1,920,947
10/24	$1,898,381	$3,395,049	$1,865,535

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	33.92%	4.33%	6.62%
S&P 500 Index	38.02%	15.27%	13.00%
MSCI U.S. REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500 Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 40,706,671
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 181,699
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$40,706,671
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$181,699

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	23.4%
Retail REITs	19.4%
Data Center REITs	16.9%
Industrial REITs	9.8%
Multi-Family Residential REITs	9.3%
Self Storage REITs	6.6%
Office REITs	6.6%
Other Specialized REITs	4.6%
Single-Family Residential REITs	2.6%
Hotel & Resort REITs	0.6%
Other	0.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	9.9%
Equinix, Inc.	9.4%
Prologis, Inc.	8.4%
Digital Realty Trust, Inc.	7.5%
Realty Income Corp.	6.0%
Public Storage	5.4%
Iron Mountain, Inc.	4.6%
AvalonBay Communities, Inc.	4.6%
Ventas, Inc.	4.2%
Omega Healthcare Investors, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2004, the Fund's management fee changed from 1.00% on assets up to $250 million, 0.95% on assets of $250 million up to $750 million, 0.90% on assets of $750 million up to $1 billion and 0.80% on assets of $1 billion and more to 0.80% on all assets. The Fund's expense limitation changed from 1.00% for Institutional Class and 1.25% for Class A 1.25% to 0.99% for Institutional Class and 1.24% for Class A.

Material Fund Change Expenses [Text Block]

Effective February 29, 2004, the Fund's management fee changed from 1.00% on assets up to $250 million, 0.95% on assets of $250 million up to $750 million, 0.90% on assets of $750 million up to $1 billion and 0.80% on assets of $1 billion and more to 0.80% on all assets. The Fund's expense limitation changed from 1.00% for Institutional Class and 1.25% for Class A 1.25% to 0.99% for Institutional Class and 1.24% for Class A.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199213
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class A
Trading Symbol		AAHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.93%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Intermediate Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to life care, hospital and higher education bonds particularly helped relative performance. Within individual holdings, the Fund's position in California Public Authority Senior Living’s revenue bonds was among the positive contributors for the Fund. The Authority’s bonds were severely discounted due to their low coupons in a rising-rate environment. However, as the facility filled up with new entrants, these bonds were recalled by the issuer and proceeds returned to the Fund, leading to a significant pick-up in appreciation. In terms of ratings, non-rated and BB-rated bonds benefited the Fund.

What detracted from performance?

The Fund’s holdings in industrial development and pollution control revenue bonds and other revenue bonds hurt performance. Within individual holdings, Wisconsin Public Finance Authority’s hospital revenue bonds and South Carolina Jobs-Economic Development Authority’s bonds detracted from performance. Wisconsin Public Finance’s bonds initially suffered from strains on credit but benefited from the purchase of collateral from a national healthcare provider. The South Carolina Jobs’ bonds have been negatively affected by operational difficulties and depressed recycled waste market levels. In terms of ratings, CCC and B-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Bloomberg Municipal Bond Index	S&P Municipal Bond Short Intermediate Index
10/14	$9,754	$10,069	$10,027
11/14	$9,793	$10,086	$10,033
12/14	$9,839	$10,137	$10,025
01/15	$9,945	$10,317	$10,141
02/15	$9,937	$10,210	$10,092
03/15	$9,965	$10,240	$10,088
04/15	$9,971	$10,186	$10,083
05/15	$9,975	$10,158	$10,052
06/15	$9,952	$10,148	$10,060
07/15	$9,986	$10,222	$10,106
08/15	$9,993	$10,242	$10,115
09/15	$10,040	$10,316	$10,169
10/15	$10,087	$10,357	$10,209
11/15	$10,025	$10,398	$10,201
12/15	$10,079	$10,472	$10,222
01/16	$10,142	$10,596	$10,319
02/16	$10,168	$10,613	$10,347
03/16	$10,245	$10,647	$10,325
04/16	$10,311	$10,725	$10,366
05/16	$10,339	$10,754	$10,349
06/16	$10,426	$10,925	$10,433
07/16	$10,464	$10,932	$10,461
08/16	$10,491	$10,947	$10,461
09/16	$10,495	$10,892	$10,431
10/16	$10,448	$10,778	$10,399
11/16	$10,249	$10,376	$10,181
12/16	$10,261	$10,497	$10,227
01/17	$10,318	$10,567	$10,299
02/17	$10,374	$10,640	$10,361
03/17	$10,398	$10,663	$10,366
04/17	$10,453	$10,741	$10,425
05/17	$10,538	$10,911	$10,504
06/17	$10,551	$10,872	$10,470
07/17	$10,595	$10,960	$10,531
08/17	$10,661	$11,043	$10,586
09/17	$10,676	$10,987	$10,536
10/17	$10,639	$11,014	$10,530
11/17	$10,653	$10,955	$10,433
12/17	$10,690	$11,069	$10,471
01/18	$10,687	$10,939	$10,454
02/18	$10,675	$10,906	$10,436
03/18	$10,682	$10,947	$10,437
04/18	$10,710	$10,908	$10,402
05/18	$10,779	$11,033	$10,485
06/18	$10,816	$11,042	$10,513
07/18	$10,855	$11,069	$10,552
08/18	$10,883	$11,097	$10,557
09/18	$10,858	$11,025	$10,511
10/18	$10,790	$10,957	$10,492
11/18	$10,785	$11,079	$10,570
12/18	$10,823	$11,211	$10,658
01/19	$10,883	$11,296	$10,741
02/19	$10,900	$11,357	$10,782
03/19	$11,000	$11,536	$10,853
04/19	$11,028	$11,579	$10,860
05/19	$11,130	$11,739	$10,957
06/19	$11,158	$11,782	$11,003
07/19	$11,205	$11,877	$11,083
08/19	$11,308	$12,065	$11,140
09/19	$11,279	$11,968	$11,074
10/19	$11,306	$11,989	$11,112
11/19	$11,333	$12,019	$11,130
12/19	$11,359	$12,056	$11,162
01/20	$11,472	$12,273	$11,275
02/20	$11,542	$12,431	$11,328
03/20	$11,038	$11,980	$11,108
04/20	$10,947	$11,830	$11,105
05/20	$11,110	$12,206	$11,355
06/20	$11,218	$12,307	$11,385
07/20	$11,355	$12,514	$11,479
08/20	$11,356	$12,455	$11,478
09/20	$11,358	$12,458	$11,488
10/20	$11,335	$12,420	$11,474
11/20	$11,459	$12,608	$11,531
12/20	$11,562	$12,685	$11,563
01/21	$11,698	$12,765	$11,599
02/21	$11,619	$12,563	$11,510
03/21	$11,664	$12,640	$11,543
04/21	$11,754	$12,746	$11,587
05/21	$11,843	$12,784	$11,598
06/21	$11,946	$12,819	$11,605
07/21	$12,034	$12,926	$11,659
08/21	$12,019	$12,878	$11,648
09/21	$11,921	$12,785	$11,599
10/21	$11,892	$12,748	$11,586
11/21	$11,980	$12,856	$11,611
12/21	$12,000	$12,877	$11,618
01/22	$11,774	$12,525	$11,400
02/22	$11,690	$12,480	$11,362
03/22	$11,406	$12,075	$11,162
04/22	$11,183	$11,741	$11,010
05/22	$11,241	$11,916	$11,145
06/22	$11,053	$11,720	$11,108
07/22	$11,256	$12,030	$11,279
08/22	$11,068	$11,766	$11,114
09/22	$10,796	$11,315	$10,872
10/22	$10,738	$11,221	$10,862
11/22	$10,951	$11,746	$11,122
12/22	$10,926	$11,779	$11,154
01/23	$11,068	$12,118	$11,340
02/23	$10,936	$11,844	$11,150
03/23	$10,993	$12,106	$11,334
04/23	$11,039	$12,079	$11,292
05/23	$11,014	$11,974	$11,214
06/23	$11,099	$12,094	$11,278
07/23	$11,100	$12,142	$11,300
08/23	$10,942	$11,967	$11,257
09/23	$10,834	$11,616	$11,100
10/23	$10,738	$11,517	$11,083
11/23	$10,971	$12,249	$11,434
12/23	$11,148	$12,533	$11,591
01/24	$11,176	$12,469	$11,574
02/24	$11,168	$12,485	$11,583
03/24	$11,233	$12,485	$11,574
04/24	$11,165	$12,330	$11,505
05/24	$11,194	$12,294	$11,463
06/24	$11,400	$12,482	$11,577
07/24	$11,460	$12,596	$11,679
08/24	$11,520	$12,696	$11,802
09/24	$11,606	$12,821	$11,879
10/24	$11,577	$12,634	$11,783

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	7.82%	0.47%	1.73%
Class A with sales load - 2.50%	5.08%	(0.03%)	1.48%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
S&P Municipal Bond Short Intermediate Index	6.32%	1.18%	1.63%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 100,919,836
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 298,451
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$100,919,836
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$298,451

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	10.4%
A	9.1%
BBB	18.6%
BB	13.8%
B	0.5%
Below B	0.8%
Not Rated	46.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Colorado Health Facilities Authority, 3.500%, due 05/15/30	6.5%
City of Shakopee Senior Housing Revenue, 5.850%, due 11/01/58	4.3%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.1%
Calhoun County Navigation Industrial Development Authority, 3.625%, due 07/01/26	3.7%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.5%
California Public Finance Authority, 3.125%, due 05/15/29	3.0%
Palomar Health, 5.000%, due 11/01/30	3.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	2.8%
City of Elmira City, 5.000%, due 07/01/33	2.7%
New Hampshire Business Finance Authority, 4.250%, due 07/20/41	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000224176
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class C
Trading Symbol		ACHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$174	1.68%

Expenses Paid, Amount		$ 174
Expense Ratio, Percent		1.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Intermediate Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to life care, hospital and higher education bonds particularly helped relative performance. Within individual holdings, the Fund's position in California Public Authority Senior Living’s revenue bonds was among the positive contributors for the Fund. The Authority’s bonds were severely discounted due to their low coupons in a rising-rate environment. However, as the facility filled up with new entrants, these bonds were recalled by the issuer and proceeds returned to the Fund, leading to a significant pick-up in appreciation. In terms of ratings, non-rated and BB-rated bonds benefited the Fund.

What detracted from performance?

The Fund’s holdings in industrial development and pollution control revenue bonds and other revenue bonds hurt performance. Within individual holdings, Wisconsin Public Finance Authority’s hospital revenue bonds and South Carolina Jobs-Economic Development Authority’s bonds detracted from performance. Wisconsin Public Finance’s bonds initially suffered from strains on credit but benefited from the purchase of collateral from a national healthcare provider. The South Carolina Jobs’ bonds have been negatively affected by operational difficulties and depressed recycled waste market levels. In terms of ratings, CCC and B-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	Bloomberg Municipal Bond Index	S&P Municipal Bond Short Intermediate Index
10/14	$10,000	$10,069	$10,027
11/14	$10,041	$10,086	$10,033
12/14	$10,088	$10,137	$10,025
01/15	$10,196	$10,317	$10,141
02/15	$10,188	$10,210	$10,092
03/15	$10,217	$10,240	$10,088
04/15	$10,223	$10,186	$10,083
05/15	$10,227	$10,158	$10,052
06/15	$10,203	$10,148	$10,060
07/15	$10,239	$10,222	$10,106
08/15	$10,246	$10,242	$10,115
09/15	$10,294	$10,316	$10,169
10/15	$10,342	$10,357	$10,209
11/15	$10,278	$10,398	$10,201
12/15	$10,334	$10,472	$10,222
01/16	$10,398	$10,596	$10,319
02/16	$10,425	$10,613	$10,347
03/16	$10,504	$10,647	$10,325
04/16	$10,572	$10,725	$10,366
05/16	$10,600	$10,754	$10,349
06/16	$10,690	$10,925	$10,433
07/16	$10,728	$10,932	$10,461
08/16	$10,756	$10,947	$10,461
09/16	$10,760	$10,892	$10,431
10/16	$10,712	$10,778	$10,399
11/16	$10,508	$10,376	$10,181
12/16	$10,521	$10,497	$10,227
01/17	$10,578	$10,567	$10,299
02/17	$10,636	$10,640	$10,361
03/17	$10,660	$10,663	$10,366
04/17	$10,717	$10,741	$10,425
05/17	$10,804	$10,911	$10,504
06/17	$10,818	$10,872	$10,470
07/17	$10,863	$10,960	$10,531
08/17	$10,931	$11,043	$10,586
09/17	$10,946	$10,987	$10,536
10/17	$10,908	$11,014	$10,530
11/17	$10,923	$10,955	$10,433
12/17	$10,960	$11,069	$10,471
01/18	$10,957	$10,939	$10,454
02/18	$10,944	$10,906	$10,436
03/18	$10,952	$10,947	$10,437
04/18	$10,981	$10,908	$10,402
05/18	$11,051	$11,033	$10,485
06/18	$11,090	$11,042	$10,513
07/18	$11,129	$11,069	$10,552
08/18	$11,158	$11,097	$10,557
09/18	$11,132	$11,025	$10,511
10/18	$11,063	$10,957	$10,492
11/18	$11,058	$11,079	$10,570
12/18	$11,097	$11,211	$10,658
01/19	$11,158	$11,296	$10,741
02/19	$11,175	$11,357	$10,782
03/19	$11,278	$11,536	$10,853
04/19	$11,306	$11,579	$10,860
05/19	$11,411	$11,739	$10,957
06/19	$11,440	$11,782	$11,003
07/19	$11,489	$11,877	$11,083
08/19	$11,593	$12,065	$11,140
09/19	$11,564	$11,968	$11,074
10/19	$11,592	$11,989	$11,112
11/19	$11,619	$12,019	$11,130
12/19	$11,647	$12,056	$11,162
01/20	$11,762	$12,273	$11,275
02/20	$11,834	$12,431	$11,328
03/20	$11,317	$11,980	$11,108
04/20	$11,223	$11,830	$11,105
05/20	$11,391	$12,206	$11,355
06/20	$11,501	$12,307	$11,385
07/20	$11,642	$12,514	$11,479
08/20	$11,643	$12,455	$11,478
09/20	$11,645	$12,458	$11,488
10/20	$11,621	$12,420	$11,474
11/20	$11,749	$12,608	$11,531
12/20	$11,851	$12,685	$11,563
01/21	$11,983	$12,765	$11,599
02/21	$11,894	$12,563	$11,510
03/21	$11,943	$12,640	$11,543
04/21	$12,015	$12,746	$11,587
05/21	$12,098	$12,784	$11,598
06/21	$12,195	$12,819	$11,605
07/21	$12,276	$12,926	$11,659
08/21	$12,252	$12,878	$11,648
09/21	$12,145	$12,785	$11,599
10/21	$12,119	$12,748	$11,586
11/21	$12,201	$12,856	$11,611
12/21	$12,213	$12,877	$11,618
01/22	$11,976	$12,525	$11,400
02/22	$11,872	$12,480	$11,362
03/22	$11,589	$12,075	$11,162
04/22	$11,343	$11,741	$11,010
05/22	$11,407	$11,916	$11,145
06/22	$11,198	$11,720	$11,108
07/22	$11,408	$12,030	$11,279
08/22	$11,211	$11,766	$11,114
09/22	$10,929	$11,315	$10,872
10/22	$10,862	$11,221	$10,862
11/22	$11,059	$11,746	$11,122
12/22	$11,027	$11,779	$11,154
01/23	$11,176	$12,118	$11,340
02/23	$11,024	$11,844	$11,150
03/23	$11,087	$12,106	$11,334
04/23	$11,126	$12,079	$11,292
05/23	$11,081	$11,974	$11,214
06/23	$11,160	$12,094	$11,278
07/23	$11,167	$12,142	$11,300
08/23	$11,001	$11,967	$11,257
09/23	$10,873	$11,616	$11,100
10/23	$10,782	$11,517	$11,083
11/23	$10,997	$12,249	$11,434
12/23	$11,179	$12,533	$11,591
01/24	$11,200	$12,469	$11,574
02/24	$11,186	$12,485	$11,583
03/24	$11,244	$12,485	$11,574
04/24	$11,167	$12,330	$11,505
05/24	$11,190	$12,294	$11,463
06/24	$11,388	$12,482	$11,577
07/24	$11,440	$12,596	$11,679
08/24	$11,481	$12,696	$11,802
09/24	$11,572	$12,821	$11,879
10/24	$11,536	$12,634	$11,783

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	6.99%	(0.10%)	1.44%
Class C with sales load - 1.00%	5.99%	(0.10%)	1.44%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
S&P Municipal Bond Short Intermediate Index	6.32%	1.18%	1.63%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 100,919,836
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 298,451
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$100,919,836
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$298,451

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	10.4%
A	9.1%
BBB	18.6%
BB	13.8%
B	0.5%
Below B	0.8%
Not Rated	46.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Colorado Health Facilities Authority, 3.500%, due 05/15/30	6.5%
City of Shakopee Senior Housing Revenue, 5.850%, due 11/01/58	4.3%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.1%
Calhoun County Navigation Industrial Development Authority, 3.625%, due 07/01/26	3.7%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.5%
California Public Finance Authority, 3.125%, due 05/15/29	3.0%
Palomar Health, 5.000%, due 11/01/30	3.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	2.8%
City of Elmira City, 5.000%, due 07/01/33	2.7%
New Hampshire Business Finance Authority, 4.250%, due 07/20/41	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199214
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Institutional Class
Trading Symbol		AHYMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.68%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Intermediate Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to life care, hospital and higher education bonds particularly helped relative performance. Within individual holdings, the Fund's position in California Public Authority Senior Living’s revenue bonds was among the positive contributors for the Fund. The Authority’s bonds were severely discounted due to their low coupons in a rising-rate environment. However, as the facility filled up with new entrants, these bonds were recalled by the issuer and proceeds returned to the Fund, leading to a significant pick-up in appreciation. In terms of ratings, non-rated and BB-rated bonds benefited the Fund.

What detracted from performance?

The Fund’s holdings in industrial development and pollution control revenue bonds and other revenue bonds hurt performance. Within individual holdings, Wisconsin Public Finance Authority’s hospital revenue bonds and South Carolina Jobs-Economic Development Authority’s bonds detracted from performance. Wisconsin Public Finance’s bonds initially suffered from strains on credit but benefited from the purchase of collateral from a national healthcare provider. The South Carolina Jobs’ bonds have been negatively affected by operational difficulties and depressed recycled waste market levels. In terms of ratings, CCC and B-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	S&P Municipal Bond Short Intermediate Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,005,264	$1,001,730	$1,000,561
12/14	$1,009,140	$1,006,784	$999,791
01/15	$1,020,177	$1,024,628	$1,011,346
02/15	$1,019,575	$1,014,059	$1,006,485
03/15	$1,022,651	$1,016,987	$1,006,003
04/15	$1,023,522	$1,011,652	$1,005,502
05/15	$1,024,110	$1,008,857	$1,002,490
06/15	$1,021,931	$1,007,937	$1,003,223
07/15	$1,025,652	$1,015,238	$1,007,813
08/15	$1,026,566	$1,017,232	$1,008,740
09/15	$1,031,561	$1,024,601	$1,014,164
10/15	$1,036,539	$1,028,674	$1,018,097
11/15	$1,030,362	$1,032,764	$1,017,346
12/15	$1,036,168	$1,040,020	$1,019,385
01/16	$1,042,855	$1,052,429	$1,029,053
02/16	$1,045,715	$1,054,085	$1,031,921
03/16	$1,053,857	$1,057,423	$1,029,652
04/16	$1,060,893	$1,065,199	$1,033,779
05/16	$1,063,923	$1,068,080	$1,032,110
06/16	$1,073,185	$1,085,071	$1,040,432
07/16	$1,077,282	$1,085,734	$1,043,214
08/16	$1,081,278	$1,087,199	$1,043,265
09/16	$1,080,921	$1,081,773	$1,040,249
10/16	$1,076,365	$1,070,424	$1,037,071
11/16	$1,056,028	$1,030,502	$1,015,313
12/16	$1,057,587	$1,042,600	$1,019,866
01/17	$1,063,604	$1,049,474	$1,027,071
02/17	$1,069,577	$1,056,761	$1,033,254
03/17	$1,073,334	$1,059,055	$1,033,739
04/17	$1,079,277	$1,066,740	$1,039,659
05/17	$1,087,162	$1,083,670	$1,047,497
06/17	$1,088,790	$1,079,783	$1,044,184
07/17	$1,093,592	$1,088,519	$1,050,200
08/17	$1,100,619	$1,096,803	$1,055,699
09/17	$1,102,353	$1,091,226	$1,050,686
10/17	$1,098,774	$1,093,890	$1,050,148
11/17	$1,100,504	$1,088,033	$1,040,432
12/17	$1,104,481	$1,099,405	$1,044,289
01/18	$1,104,427	$1,086,462	$1,042,526
02/18	$1,103,397	$1,083,215	$1,040,734
03/18	$1,104,375	$1,087,213	$1,040,825
04/18	$1,107,509	$1,083,333	$1,037,326
05/18	$1,114,828	$1,095,739	$1,045,612
06/18	$1,118,933	$1,096,674	$1,048,451
07/18	$1,123,111	$1,099,335	$1,052,287
08/18	$1,126,226	$1,102,158	$1,052,795
09/18	$1,123,888	$1,095,023	$1,048,227
10/18	$1,117,077	$1,088,280	$1,046,292
11/18	$1,116,835	$1,100,325	$1,054,103
12/18	$1,121,003	$1,113,500	$1,062,862
01/19	$1,127,381	$1,121,917	$1,071,154
02/19	$1,129,313	$1,127,924	$1,075,298
03/19	$1,140,064	$1,145,754	$1,082,375
04/19	$1,143,143	$1,150,060	$1,083,011
05/19	$1,154,013	$1,165,915	$1,092,672
06/19	$1,157,091	$1,170,220	$1,097,320
07/19	$1,162,294	$1,179,651	$1,105,278
08/19	$1,173,152	$1,198,258	$1,110,972
09/19	$1,170,434	$1,188,653	$1,104,375
10/19	$1,173,461	$1,190,783	$1,108,137
11/19	$1,176,494	$1,193,761	$1,109,944
12/19	$1,179,504	$1,197,406	$1,113,182
01/20	$1,191,459	$1,218,919	$1,124,436
02/20	$1,198,941	$1,234,638	$1,129,708
03/20	$1,146,800	$1,189,854	$1,107,723
04/20	$1,137,578	$1,174,921	$1,107,475
05/20	$1,155,955	$1,212,297	$1,132,399
06/20	$1,166,244	$1,222,275	$1,135,420
07/20	$1,180,766	$1,242,861	$1,144,803
08/20	$1,181,149	$1,237,029	$1,144,624
09/20	$1,181,551	$1,237,291	$1,145,684
10/20	$1,179,438	$1,233,575	$1,144,285
11/20	$1,192,615	$1,252,190	$1,149,997
12/20	$1,203,558	$1,259,818	$1,153,119
01/21	$1,218,024	$1,267,846	$1,156,713
02/21	$1,210,031	$1,247,702	$1,147,825
03/21	$1,216,107	$1,255,397	$1,151,164
04/21	$1,224,588	$1,265,927	$1,155,498
05/21	$1,234,123	$1,269,704	$1,156,593
06/21	$1,245,071	$1,273,190	$1,157,310
07/21	$1,254,535	$1,283,750	$1,162,721
08/21	$1,253,174	$1,279,038	$1,161,642
09/21	$1,243,302	$1,269,808	$1,156,756
10/21	$1,240,514	$1,266,095	$1,155,443
11/21	$1,249,937	$1,276,873	$1,157,897
12/21	$1,252,239	$1,278,933	$1,158,590
01/22	$1,228,951	$1,243,925	$1,136,883
02/22	$1,220,404	$1,239,469	$1,133,082
03/22	$1,191,070	$1,199,289	$1,113,167
04/22	$1,168,013	$1,166,117	$1,098,002
05/22	$1,174,279	$1,183,440	$1,111,460
06/22	$1,154,943	$1,164,057	$1,107,741
07/22	$1,176,354	$1,194,813	$1,124,816
08/22	$1,157,007	$1,168,627	$1,108,350
09/22	$1,130,061	$1,123,774	$1,084,233
10/22	$1,122,912	$1,114,429	$1,083,239
11/22	$1,145,453	$1,166,554	$1,109,130
12/22	$1,143,130	$1,169,894	$1,112,348
01/23	$1,158,208	$1,203,500	$1,130,889
02/23	$1,144,614	$1,176,286	$1,111,957
03/23	$1,150,863	$1,202,385	$1,130,341
04/23	$1,155,891	$1,199,638	$1,126,154
05/23	$1,153,450	$1,189,242	$1,118,295
06/23	$1,162,610	$1,201,155	$1,124,706
07/23	$1,164,287	$1,205,907	$1,126,895
08/23	$1,146,729	$1,188,547	$1,122,607
09/23	$1,135,569	$1,153,712	$1,106,926
10/23	$1,125,748	$1,143,894	$1,105,229
11/23	$1,150,432	$1,216,510	$1,140,258
12/23	$1,169,246	$1,244,784	$1,155,931
01/24	$1,172,454	$1,238,426	$1,154,280
02/24	$1,171,828	$1,240,017	$1,155,132
03/24	$1,178,953	$1,239,978	$1,154,264
04/24	$1,171,983	$1,224,621	$1,147,329
05/24	$1,175,332	$1,221,029	$1,143,152
06/24	$1,197,192	$1,239,745	$1,154,545
07/24	$1,203,685	$1,251,044	$1,164,717
08/24	$1,210,292	$1,260,911	$1,177,006
09/24	$1,219,544	$1,273,373	$1,184,612
10/24	$1,216,796	$1,254,806	$1,175,040

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	8.09%	0.73%	1.98%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
S&P Municipal Bond Short Intermediate Index	6.32%	1.18%	1.63%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 100,919,836
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 298,451
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$100,919,836
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$298,451

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	10.4%
A	9.1%
BBB	18.6%
BB	13.8%
B	0.5%
Below B	0.8%
Not Rated	46.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Colorado Health Facilities Authority, 3.500%, due 05/15/30	6.5%
City of Shakopee Senior Housing Revenue, 5.850%, due 11/01/58	4.3%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.1%
Calhoun County Navigation Industrial Development Authority, 3.625%, due 07/01/26	3.7%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.5%
California Public Finance Authority, 3.125%, due 05/15/29	3.0%
Palomar Health, 5.000%, due 11/01/30	3.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	2.8%
City of Elmira City, 5.000%, due 07/01/33	2.7%
New Hampshire Business Finance Authority, 4.250%, due 07/20/41	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.50% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000056974
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class A
Trading Symbol		GSXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$162	1.40%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Our overweight to casual diner Brinker International led to the consumer discretionary sector’s outperformance relative to the benchmark, as the company’s strong execution resulted in industry-leading traffic and sales growth. Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Parsons Corporation also added to returns as its shares rose after the company reported robust organic growth and secured several new project wins, including a lead designer role in the $1.66 billion Honolulu rail transit project. However, we sold Parsons Corporation as it became a mid-capitalization company and left the Russell 2000 Index.

What detracted from performance?

The Fund’s exposure to the information technology sector was particularly unfavorable. Within this sector, software company Five9’s shares fell after new customer additions failed to materialize and weaker demand from existing customers forced management to reduce the company’s guidance. Cohu’s shares also struggled as the recovery outlook for key end markets continued to be pushed out, pressuring sales of the company’s semiconductor testing equipment. Lack of exposure to Super Micro Computer, which is not held by the Fund due to its market capitalization, also weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Russell 3000 Index	Russell 2000 Index
10/14	$9,424	$10,275	$10,659
11/14	$9,558	$10,524	$10,669
12/14	$9,752	$10,524	$10,973
01/15	$9,420	$10,231	$10,620
02/15	$9,957	$10,824	$11,250
03/15	$10,197	$10,713	$11,446
04/15	$10,004	$10,762	$11,154
05/15	$10,162	$10,911	$11,409
06/15	$10,406	$10,728	$11,494
07/15	$10,438	$10,908	$11,361
08/15	$10,059	$10,249	$10,647
09/15	$9,870	$9,951	$10,125
10/15	$10,497	$10,736	$10,695
11/15	$10,887	$10,796	$11,043
12/15	$10,560	$10,574	$10,488
01/16	$10,229	$9,978	$9,566
02/16	$10,248	$9,975	$9,566
03/16	$10,970	$10,677	$10,329
04/16	$11,088	$10,743	$10,491
05/16	$11,455	$10,935	$10,728
06/16	$11,577	$10,958	$10,721
07/16	$11,806	$11,393	$11,361
08/16	$11,877	$11,422	$11,562
09/16	$11,759	$11,440	$11,691
10/16	$11,321	$11,192	$11,135
11/16	$12,476	$11,693	$12,377
12/16	$13,017	$11,921	$12,723
01/17	$12,776	$12,145	$12,774
02/17	$12,914	$12,597	$13,020
03/17	$12,697	$12,606	$13,037
04/17	$12,890	$12,739	$13,180
05/17	$12,725	$12,870	$12,912
06/17	$13,202	$12,986	$13,358
07/17	$13,174	$13,231	$13,458
08/17	$13,017	$13,256	$13,286
09/17	$13,971	$13,579	$14,115
10/17	$14,042	$13,876	$14,236
11/17	$14,491	$14,297	$14,646
12/17	$14,452	$14,440	$14,587
01/18	$14,614	$15,201	$14,968
02/18	$13,683	$14,641	$14,389
03/18	$13,742	$14,347	$14,575
04/18	$13,809	$14,402	$14,701
05/18	$14,377	$14,808	$15,593
06/18	$14,409	$14,905	$15,705
07/18	$14,846	$15,400	$15,978
08/18	$15,556	$15,940	$16,667
09/18	$15,315	$15,967	$16,266
10/18	$13,955	$14,791	$14,500
11/18	$14,263	$15,087	$14,730
12/18	$12,520	$13,683	$12,980
01/19	$13,903	$14,858	$14,441
02/19	$14,629	$15,380	$15,191
03/19	$14,381	$15,605	$14,873
04/19	$15,061	$16,228	$15,379
05/19	$13,574	$15,178	$14,183
06/19	$14,543	$16,244	$15,185
07/19	$14,692	$16,485	$15,272
08/19	$14,457	$16,149	$14,518
09/19	$14,701	$16,433	$14,820
10/19	$14,953	$16,786	$15,211
11/19	$15,444	$17,424	$15,837
12/19	$15,615	$17,928	$16,294
01/20	$15,517	$17,908	$15,771
02/20	$14,294	$16,442	$14,443
03/20	$11,904	$14,181	$11,305
04/20	$13,720	$16,059	$12,858
05/20	$15,129	$16,918	$13,695
06/20	$15,391	$17,304	$14,179
07/20	$16,270	$18,287	$14,571
08/20	$17,096	$19,612	$15,392
09/20	$16,163	$18,898	$14,878
10/20	$16,295	$18,490	$15,190
11/20	$18,330	$20,739	$17,990
12/20	$19,823	$21,672	$19,546
01/21	$19,972	$21,576	$20,530
02/21	$21,339	$22,250	$21,809
03/21	$21,840	$23,048	$22,028
04/21	$22,753	$24,236	$22,491
05/21	$22,629	$24,346	$22,537
06/21	$22,871	$24,947	$22,974
07/21	$23,598	$25,369	$22,144
08/21	$24,733	$26,092	$22,639
09/21	$23,913	$24,921	$21,972
10/21	$25,569	$26,607	$22,907
11/21	$25,486	$26,202	$21,952
12/21	$25,892	$27,234	$22,442
01/22	$22,776	$25,631	$20,282
02/22	$22,318	$24,986	$20,498
03/22	$22,169	$25,796	$20,753
04/22	$19,950	$23,481	$18,697
05/22	$20,001	$23,450	$18,725
06/22	$18,608	$21,488	$17,185
07/22	$20,247	$23,504	$18,979
08/22	$19,485	$22,627	$18,591
09/22	$17,866	$20,528	$16,809
10/22	$19,479	$22,212	$18,659
11/22	$20,298	$23,371	$19,095
12/22	$19,119	$22,003	$17,856
01/23	$21,150	$23,518	$19,596
02/23	$20,787	$22,968	$19,265
03/23	$20,268	$23,583	$18,345
04/23	$20,056	$23,834	$18,015
05/23	$19,434	$23,927	$17,849
06/23	$20,958	$25,560	$19,300
07/23	$21,246	$26,477	$20,480
08/23	$20,576	$25,966	$19,455
09/23	$19,324	$24,729	$18,310
10/23	$17,628	$24,073	$17,061
11/23	$19,406	$26,318	$18,606
12/23	$21,225	$27,714	$20,879
01/24	$20,835	$28,021	$20,067
02/24	$21,629	$29,538	$21,201
03/24	$22,203	$30,491	$21,960
04/24	$20,740	$29,149	$20,415
05/24	$21,683	$30,526	$21,439
06/24	$21,793	$31,471	$21,241
07/24	$23,420	$32,056	$23,399
08/24	$23,078	$32,754	$23,049
09/24	$23,304	$33,432	$23,210
10/24	$23,229	$33,186	$22,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	31.77%	9.21%	9.44%
Class A with sales load - 5.75%	24.20%	7.93%	8.79%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

AssetsNet		$ 344,708,444
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,733,674
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$344,708,444
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,733,674

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.9%
Health Care	15.4%
Industrial	15.0%
Information Technology	13.5%
Consumer Discretionary	12.1%
Materials	7.1%
Energy	4.9%
Communication Services	2.3%
Utilities	2.2%
Real Estate	2.0%
Consumer Staples	2.0%
Other	2.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	3.2%
Wintrust Financial Corp.	3.0%
WSFS Financial Corp.	2.8%
Banner Corp.	2.8%
Seacoast Banking Corp. of Florida	2.7%
Integer Holdings Corp.	2.7%
Merit Medical Systems, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.6%
Corcept Therapeutics, Inc.	2.5%
Graphic Packaging Holding Co.	2.5%

Material Fund Change [Text Block]
C000056976
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class C
Trading Symbol		GSXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$230	1.99%

Expenses Paid, Amount		$ 230
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Our overweight to casual diner Brinker International led to the consumer discretionary sector’s outperformance relative to the benchmark, as the company’s strong execution resulted in industry-leading traffic and sales growth. Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Parsons Corporation also added to returns as its shares rose after the company reported robust organic growth and secured several new project wins, including a lead designer role in the $1.66 billion Honolulu rail transit project. However, we sold Parsons Corporation as it became a mid-capitalization company and left the Russell 2000 Index.

What detracted from performance?

The Fund’s exposure to the information technology sector was particularly unfavorable. Within this sector, software company Five9’s shares fell after new customer additions failed to materialize and weaker demand from existing customers forced management to reduce the company’s guidance. Cohu’s shares also struggled as the recovery outlook for key end markets continued to be pushed out, pressuring sales of the company’s semiconductor testing equipment. Lack of exposure to Super Micro Computer, which is not held by the Fund due to its market capitalization, also weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	Russell 3000 Index	Russell 2000 Index
10/14	$10,000	$10,275	$10,659
11/14	$10,142	$10,524	$10,669
12/14	$10,335	$10,524	$10,973
01/15	$9,981	$10,231	$10,620
02/15	$10,542	$10,824	$11,250
03/15	$10,792	$10,713	$11,446
04/15	$10,580	$10,762	$11,154
05/15	$10,741	$10,911	$11,409
06/15	$10,995	$10,728	$11,494
07/15	$11,019	$10,908	$11,361
08/15	$10,613	$10,249	$10,647
09/15	$10,410	$9,951	$10,125
10/15	$11,066	$10,736	$10,695
11/15	$11,467	$10,796	$11,043
12/15	$11,118	$10,574	$10,488
01/16	$10,759	$9,978	$9,566
02/16	$10,778	$9,975	$9,566
03/16	$11,528	$10,677	$10,329
04/16	$11,646	$10,743	$10,491
05/16	$12,024	$10,935	$10,728
06/16	$12,146	$10,958	$10,721
07/16	$12,377	$11,393	$11,361
08/16	$12,448	$11,422	$11,562
09/16	$12,316	$11,440	$11,691
10/16	$11,849	$11,192	$11,135
11/16	$13,052	$11,693	$12,377
12/16	$13,608	$11,921	$12,723
01/17	$13,349	$12,145	$12,774
02/17	$13,486	$12,597	$13,020
03/17	$13,250	$12,606	$13,037
04/17	$13,443	$12,739	$13,180
05/17	$13,259	$12,870	$12,912
06/17	$13,755	$12,986	$13,358
07/17	$13,717	$13,231	$13,458
08/17	$13,542	$13,256	$13,286
09/17	$14,524	$13,579	$14,115
10/17	$14,594	$13,876	$14,236
11/17	$15,052	$14,297	$14,646
12/17	$15,005	$14,440	$14,587
01/18	$15,160	$15,201	$14,968
02/18	$14,189	$14,641	$14,389
03/18	$14,241	$14,347	$14,575
04/18	$14,302	$14,402	$14,701
05/18	$14,877	$14,808	$15,593
06/18	$14,906	$14,905	$15,705
07/18	$15,349	$15,400	$15,978
08/18	$16,071	$15,940	$16,667
09/18	$15,811	$15,967	$16,266
10/18	$14,401	$14,791	$14,500
11/18	$14,708	$15,087	$14,730
12/18	$12,904	$13,683	$12,980
01/19	$14,321	$14,858	$14,441
02/19	$15,060	$15,380	$15,191
03/19	$14,795	$15,605	$14,873
04/19	$15,484	$16,228	$15,379
05/19	$13,951	$15,178	$14,183
06/19	$14,933	$16,244	$15,185
07/19	$15,082	$16,485	$15,272
08/19	$14,828	$16,149	$14,518
09/19	$15,076	$16,433	$14,820
10/19	$15,324	$16,786	$15,211
11/19	$15,821	$17,424	$15,837
12/19	$15,985	$17,928	$16,294
01/20	$15,876	$17,908	$15,771
02/20	$14,615	$16,442	$14,443
03/20	$12,164	$14,181	$11,305
04/20	$14,017	$16,059	$12,858
05/20	$15,448	$16,918	$13,695
06/20	$15,707	$17,304	$14,179
07/20	$16,595	$18,287	$14,571
08/20	$17,428	$19,612	$15,392
09/20	$16,468	$18,898	$14,878
10/20	$16,589	$18,490	$15,190
11/20	$18,653	$20,739	$17,990
12/20	$20,165	$21,672	$19,546
01/21	$20,302	$21,576	$20,530
02/21	$21,686	$22,250	$21,809
03/21	$22,180	$23,048	$22,028
04/21	$23,097	$24,236	$22,491
05/21	$22,954	$24,346	$22,537
06/21	$23,188	$24,947	$22,974
07/21	$23,916	$25,369	$22,144
08/21	$25,047	$26,092	$22,639
09/21	$24,209	$24,921	$21,972
10/21	$25,866	$26,607	$22,907
11/21	$25,775	$26,202	$21,952
12/21	$26,170	$27,234	$22,442
01/22	$22,997	$25,631	$20,282
02/22	$22,529	$24,986	$20,498
03/22	$22,364	$25,796	$20,753
04/22	$20,111	$23,481	$18,697
05/22	$20,154	$23,450	$18,725
06/22	$18,741	$21,488	$17,185
07/22	$20,379	$23,504	$18,979
08/22	$19,608	$22,627	$18,591
09/22	$17,970	$20,528	$16,809
10/22	$19,582	$22,212	$18,659
11/22	$20,397	$23,371	$19,095
12/22	$19,202	$22,003	$17,856
01/23	$21,227	$23,518	$19,596
02/23	$20,852	$22,968	$19,265
03/23	$20,327	$23,583	$18,345
04/23	$20,102	$23,834	$18,015
05/23	$19,465	$23,927	$17,849
06/23	$20,984	$25,560	$19,300
07/23	$21,256	$26,477	$20,480
08/23	$20,580	$25,966	$19,455
09/23	$19,315	$24,729	$18,310
10/23	$17,608	$24,073	$17,061
11/23	$19,380	$26,318	$18,606
12/23	$21,190	$27,714	$20,879
01/24	$20,787	$28,021	$20,067
02/24	$21,565	$29,538	$21,201
03/24	$22,127	$30,491	$21,960
04/24	$20,665	$29,149	$20,415
05/24	$21,593	$30,526	$21,439
06/24	$21,687	$31,471	$21,241
07/24	$23,299	$32,056	$23,399
08/24	$22,943	$32,754	$23,049
09/24	$23,159	$33,432	$23,210
10/24	$23,065	$33,186	$22,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	31.04%	8.53%	8.72%
Class C with sales load - 1.00%	30.04%	8.53%	8.72%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

AssetsNet		$ 344,708,444
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,733,674
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$344,708,444
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,733,674

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.9%
Health Care	15.4%
Industrial	15.0%
Information Technology	13.5%
Consumer Discretionary	12.1%
Materials	7.1%
Energy	4.9%
Communication Services	2.3%
Utilities	2.2%
Real Estate	2.0%
Consumer Staples	2.0%
Other	2.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	3.2%
Wintrust Financial Corp.	3.0%
WSFS Financial Corp.	2.8%
Banner Corp.	2.8%
Seacoast Banking Corp. of Florida	2.7%
Integer Holdings Corp.	2.7%
Merit Medical Systems, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.6%
Corcept Therapeutics, Inc.	2.5%
Graphic Packaging Holding Co.	2.5%

Material Fund Change [Text Block]
C000056977
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class R
Trading Symbol		GNSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$190	1.64%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Our overweight to casual diner Brinker International led to the consumer discretionary sector’s outperformance relative to the benchmark, as the company’s strong execution resulted in industry-leading traffic and sales growth. Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Parsons Corporation also added to returns as its shares rose after the company reported robust organic growth and secured several new project wins, including a lead designer role in the $1.66 billion Honolulu rail transit project. However, we sold Parsons Corporation as it became a mid-capitalization company and left the Russell 2000 Index.

What detracted from performance?

The Fund’s exposure to the information technology sector was particularly unfavorable. Within this sector, software company Five9’s shares fell after new customer additions failed to materialize and weaker demand from existing customers forced management to reduce the company’s guidance. Cohu’s shares also struggled as the recovery outlook for key end markets continued to be pushed out, pressuring sales of the company’s semiconductor testing equipment. Lack of exposure to Super Micro Computer, which is not held by the Fund due to its market capitalization, also weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class R	Russell 3000 Index	Russell 2000 Index
10/14	$10,000	$10,275	$10,659
11/14	$10,139	$10,524	$10,669
12/14	$10,341	$10,524	$10,973
01/15	$9,987	$10,231	$10,620
02/15	$10,556	$10,824	$11,250
03/15	$10,807	$10,713	$11,446
04/15	$10,601	$10,762	$11,154
05/15	$10,767	$10,911	$11,409
06/15	$11,022	$10,728	$11,494
07/15	$11,054	$10,908	$11,361
08/15	$10,650	$10,249	$10,647
09/15	$10,448	$9,951	$10,125
10/15	$11,112	$10,736	$10,695
11/15	$11,520	$10,796	$11,043
12/15	$11,175	$10,574	$10,488
01/16	$10,821	$9,978	$9,566
02/16	$10,843	$9,975	$9,566
03/16	$11,601	$10,677	$10,329
04/16	$11,726	$10,743	$10,491
05/16	$12,112	$10,935	$10,728
06/16	$12,238	$10,958	$10,721
07/16	$12,475	$11,393	$11,361
08/16	$12,543	$11,422	$11,562
09/16	$12,417	$11,440	$11,691
10/16	$11,955	$11,192	$11,135
11/16	$13,175	$11,693	$12,377
12/16	$13,744	$11,921	$12,723
01/17	$13,484	$12,145	$12,774
02/17	$13,628	$12,597	$13,020
03/17	$13,395	$12,606	$13,037
04/17	$13,592	$12,739	$13,180
05/17	$13,413	$12,870	$12,912
06/17	$13,915	$12,986	$13,358
07/17	$13,879	$13,231	$13,458
08/17	$13,709	$13,256	$13,286
09/17	$14,709	$13,579	$14,115
10/17	$14,785	$13,876	$14,236
11/17	$15,251	$14,297	$14,646
12/17	$15,206	$14,440	$14,587
01/18	$15,372	$15,201	$14,968
02/18	$14,390	$14,641	$14,389
03/18	$14,448	$14,347	$14,575
04/18	$14,516	$14,402	$14,701
05/18	$15,103	$14,808	$15,593
06/18	$15,135	$14,905	$15,705
07/18	$15,587	$15,400	$15,978
08/18	$16,323	$15,940	$16,667
09/18	$16,067	$15,967	$16,266
10/18	$14,637	$14,791	$14,500
11/18	$14,955	$15,087	$14,730
12/18	$13,124	$13,683	$12,980
01/19	$14,571	$14,858	$14,441
02/19	$15,328	$15,380	$15,191
03/19	$15,063	$15,605	$14,873
04/19	$15,768	$16,228	$15,379
05/19	$14,213	$15,178	$14,183
06/19	$15,214	$16,244	$15,185
07/19	$15,369	$16,485	$15,272
08/19	$15,120	$16,149	$14,518
09/19	$15,374	$16,433	$14,820
10/19	$15,628	$16,786	$15,211
11/19	$16,142	$17,424	$15,837
12/19	$16,311	$17,928	$16,294
01/20	$16,204	$17,908	$15,771
02/20	$14,925	$16,442	$14,443
03/20	$12,424	$14,181	$11,305
04/20	$14,323	$16,059	$12,858
05/20	$15,782	$16,918	$13,695
06/20	$16,052	$17,304	$14,179
07/20	$16,965	$18,287	$14,571
08/20	$17,816	$19,612	$15,392
09/20	$16,841	$18,898	$14,878
10/20	$16,971	$18,490	$15,190
11/20	$19,089	$20,739	$17,990
12/20	$20,641	$21,672	$19,546
01/21	$20,792	$21,576	$20,530
02/21	$22,208	$22,250	$21,809
03/21	$22,726	$23,048	$22,028
04/21	$23,673	$24,236	$22,491
05/21	$23,540	$24,346	$22,537
06/21	$23,781	$24,947	$22,974
07/21	$24,534	$25,369	$22,144
08/21	$25,704	$26,092	$22,639
09/21	$24,848	$24,921	$21,972
10/21	$26,559	$26,607	$22,907
11/21	$26,469	$26,202	$21,952
12/21	$26,882	$27,234	$22,442
01/22	$23,637	$25,631	$20,282
02/22	$23,162	$24,986	$20,498
03/22	$22,999	$25,796	$20,753
04/22	$20,687	$23,481	$18,697
05/22	$20,742	$23,450	$18,725
06/22	$19,286	$21,488	$17,185
07/22	$20,983	$23,504	$18,979
08/22	$20,189	$22,627	$18,591
09/22	$18,508	$20,528	$16,809
10/22	$20,173	$22,212	$18,659
11/22	$21,014	$23,371	$19,095
12/22	$19,786	$22,003	$17,856
01/23	$21,885	$23,518	$19,596
02/23	$21,502	$22,968	$19,265
03/23	$20,969	$23,583	$18,345
04/23	$20,744	$23,834	$18,015
05/23	$20,094	$23,927	$17,849
06/23	$21,668	$25,560	$19,300
07/23	$21,960	$26,477	$20,480
08/23	$21,260	$25,966	$19,455
09/23	$19,961	$24,729	$18,310
10/23	$18,211	$24,073	$17,061
11/23	$20,044	$26,318	$18,606
12/23	$21,918	$27,714	$20,879
01/24	$21,510	$28,021	$20,067
02/24	$22,327	$29,538	$21,201
03/24	$22,910	$30,491	$21,960
04/24	$21,402	$29,149	$20,415
05/24	$22,368	$30,526	$21,439
06/24	$22,476	$31,471	$21,241
07/24	$24,151	$32,056	$23,399
08/24	$23,793	$32,754	$23,049
09/24	$24,026	$33,432	$23,210
10/24	$23,934	$33,186	$22,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	31.43%	8.90%	9.12%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

AssetsNet		$ 344,708,444
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,733,674
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$344,708,444
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,733,674

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.9%
Health Care	15.4%
Industrial	15.0%
Information Technology	13.5%
Consumer Discretionary	12.1%
Materials	7.1%
Energy	4.9%
Communication Services	2.3%
Utilities	2.2%
Real Estate	2.0%
Consumer Staples	2.0%
Other	2.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	3.2%
Wintrust Financial Corp.	3.0%
WSFS Financial Corp.	2.8%
Banner Corp.	2.8%
Seacoast Banking Corp. of Florida	2.7%
Integer Holdings Corp.	2.7%
Merit Medical Systems, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.6%
Corcept Therapeutics, Inc.	2.5%
Graphic Packaging Holding Co.	2.5%

Material Fund Change [Text Block]
C000056978
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Class
Trading Symbol		GSCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	0.99%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Our overweight to casual diner Brinker International led to the consumer discretionary sector’s outperformance relative to the benchmark, as the company’s strong execution resulted in industry-leading traffic and sales growth. Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Parsons Corporation also added to returns as its shares rose after the company reported robust organic growth and secured several new project wins, including a lead designer role in the $1.66 billion Honolulu rail transit project. However, we sold Parsons Corporation as it became a mid-capitalization company and left the Russell 2000 Index.

What detracted from performance?

The Fund’s exposure to the information technology sector was particularly unfavorable. Within this sector, software company Five9’s shares fell after new customer additions failed to materialize and weaker demand from existing customers forced management to reduce the company’s guidance. Cohu’s shares also struggled as the recovery outlook for key end markets continued to be pushed out, pressuring sales of the company’s semiconductor testing equipment. Lack of exposure to Super Micro Computer, which is not held by the Fund due to its market capitalization, also weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Russell 2000 Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,014,842	$1,024,234	$1,000,896
12/14	$1,035,299	$1,024,222	$1,029,422
01/15	$1,000,401	$995,717	$996,309
02/15	$1,057,762	$1,053,370	$1,055,457
03/15	$1,083,434	$1,042,661	$1,073,844
04/15	$1,063,377	$1,047,377	$1,046,458
05/15	$1,080,225	$1,061,864	$1,070,349
06/15	$1,106,699	$1,044,098	$1,078,364
07/15	$1,110,309	$1,061,561	$1,065,831
08/15	$1,070,598	$997,475	$998,854
09/15	$1,050,542	$968,409	$949,847
10/15	$1,117,930	$1,044,899	$1,003,361
11/15	$1,159,246	$1,050,692	$1,036,000
12/15	$1,124,749	$1,029,126	$983,982
01/16	$1,089,852	$971,057	$897,456
02/16	$1,092,659	$970,744	$897,416
03/16	$1,169,274	$1,039,091	$969,040
04/16	$1,182,511	$1,045,530	$984,249
05/16	$1,221,821	$1,064,235	$1,006,419
06/16	$1,235,058	$1,066,424	$1,005,785
07/16	$1,259,928	$1,108,747	$1,065,837
08/16	$1,267,549	$1,111,575	$1,084,685
09/16	$1,255,114	$1,113,322	$1,096,767
10/16	$1,209,386	$1,089,235	$1,044,627
11/16	$1,332,531	$1,137,981	$1,161,115
12/16	$1,391,095	$1,160,186	$1,193,649
01/17	$1,365,423	$1,182,023	$1,198,357
02/17	$1,380,666	$1,225,984	$1,221,484
03/17	$1,357,802	$1,226,818	$1,223,083
04/17	$1,378,259	$1,239,822	$1,236,495
05/17	$1,361,011	$1,252,511	$1,211,340
06/17	$1,412,756	$1,263,814	$1,253,214
07/17	$1,409,948	$1,287,643	$1,262,525
08/17	$1,393,502	$1,290,124	$1,246,463
09/17	$1,495,788	$1,321,587	$1,324,254
10/17	$1,503,811	$1,350,427	$1,335,542
11/17	$1,552,748	$1,391,433	$1,374,031
12/17	$1,549,138	$1,405,340	$1,368,486
01/18	$1,566,386	$1,479,417	$1,404,250
02/18	$1,467,308	$1,424,886	$1,349,875
03/18	$1,474,128	$1,396,283	$1,367,334
04/18	$1,481,348	$1,401,590	$1,379,155
05/18	$1,542,318	$1,441,157	$1,462,871
06/18	$1,546,330	$1,450,582	$1,473,353
07/18	$1,593,662	$1,498,721	$1,499,031
08/18	$1,669,876	$1,551,352	$1,563,654
09/18	$1,644,605	$1,553,920	$1,526,045
10/18	$1,498,997	$1,439,501	$1,360,291
11/18	$1,532,290	$1,468,332	$1,381,913
12/18	$1,345,734	$1,331,675	$1,217,761
01/19	$1,494,552	$1,445,979	$1,354,758
02/19	$1,572,829	$1,496,832	$1,425,188
03/19	$1,546,433	$1,518,689	$1,395,360
04/19	$1,620,159	$1,579,333	$1,442,762
05/19	$1,460,874	$1,477,131	$1,330,554
06/19	$1,565,092	$1,580,880	$1,424,594
07/19	$1,581,931	$1,604,380	$1,432,796
08/19	$1,556,445	$1,571,674	$1,362,053
09/19	$1,583,751	$1,599,258	$1,390,392
10/19	$1,611,057	$1,633,685	$1,427,010
11/19	$1,664,759	$1,695,785	$1,485,753
12/19	$1,683,339	$1,744,748	$1,528,594
01/20	$1,673,086	$1,742,843	$1,479,569
02/20	$1,541,758	$1,600,150	$1,355,016
03/20	$1,284,473	$1,380,101	$1,060,619
04/20	$1,481,221	$1,562,882	$1,206,299
05/20	$1,633,541	$1,646,463	$1,284,799
06/20	$1,662,346	$1,684,104	$1,330,213
07/20	$1,758,034	$1,779,733	$1,367,031
08/20	$1,847,376	$1,908,665	$1,444,054
09/20	$1,747,294	$1,839,168	$1,395,818
10/20	$1,761,940	$1,799,473	$1,425,052
11/20	$1,982,610	$2,018,385	$1,687,725
12/20	$2,144,908	$2,109,188	$1,833,713
01/21	$2,161,427	$2,099,806	$1,925,990
02/21	$2,310,100	$2,165,440	$2,046,028
03/21	$2,365,336	$2,243,056	$2,066,577
04/21	$2,464,967	$2,358,684	$2,109,973
05/21	$2,452,061	$2,369,451	$2,114,323
06/21	$2,478,905	$2,427,879	$2,155,287
07/21	$2,558,403	$2,468,936	$2,077,463
08/21	$2,682,297	$2,539,345	$2,123,932
09/21	$2,594,539	$2,425,410	$2,061,308
10/21	$2,774,701	$2,589,427	$2,148,995
11/21	$2,766,957	$2,550,012	$2,059,447
12/21	$2,811,814	$2,650,429	$2,105,451
01/22	$2,473,636	$2,494,488	$1,902,752
02/22	$2,424,240	$2,431,653	$1,923,064
03/22	$2,409,041	$2,510,527	$1,946,998
04/22	$2,168,390	$2,285,227	$1,754,033
05/22	$2,174,723	$2,282,163	$1,756,683
06/22	$2,024,000	$2,091,240	$1,612,208
07/22	$2,202,588	$2,287,436	$1,780,527
08/22	$2,120,893	$2,202,070	$1,744,093
09/22	$1,945,471	$1,997,874	$1,576,947
10/22	$2,121,526	$2,161,712	$1,750,551
11/22	$2,211,454	$2,274,545	$1,791,440
12/22	$2,083,699	$2,141,363	$1,675,172
01/23	$2,305,213	$2,288,844	$1,838,444
02/23	$2,266,515	$2,235,348	$1,807,391
03/23	$2,211,136	$2,295,119	$1,721,034
04/23	$2,189,118	$2,319,572	$1,690,093
05/23	$2,121,730	$2,328,597	$1,674,481
06/23	$2,288,533	$2,487,606	$1,810,619
07/23	$2,320,559	$2,576,779	$1,921,345
08/23	$2,247,833	$2,527,037	$1,825,223
09/23	$2,111,722	$2,406,664	$1,717,768
10/23	$1,927,572	$2,342,866	$1,600,619
11/23	$2,122,397	$2,561,335	$1,745,490
12/23	$2,322,560	$2,697,193	$1,958,760
01/24	$2,280,526	$2,727,085	$1,882,577
02/24	$2,368,598	$2,874,703	$1,989,021
03/24	$2,431,983	$2,967,434	$2,060,226
04/24	$2,272,520	$2,836,862	$1,915,222
05/24	$2,376,604	$2,970,895	$2,011,303
06/24	$2,389,281	$3,062,866	$1,992,698
07/24	$2,568,761	$3,119,802	$2,195,154
08/24	$2,532,064	$3,187,716	$2,162,363
09/24	$2,558,086	$3,253,656	$2,177,476
10/24	$2,550,079	$3,229,763	$2,146,025

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	32.33%	9.63%	9.82%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

AssetsNet		$ 344,708,444
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,733,674
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$344,708,444
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,733,674

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.9%
Health Care	15.4%
Industrial	15.0%
Information Technology	13.5%
Consumer Discretionary	12.1%
Materials	7.1%
Energy	4.9%
Communication Services	2.3%
Utilities	2.2%
Real Estate	2.0%
Consumer Staples	2.0%
Other	2.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	3.2%
Wintrust Financial Corp.	3.0%
WSFS Financial Corp.	2.8%
Banner Corp.	2.8%
Seacoast Banking Corp. of Florida	2.7%
Integer Holdings Corp.	2.7%
Merit Medical Systems, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.6%
Corcept Therapeutics, Inc.	2.5%
Graphic Packaging Holding Co.	2.5%

Material Fund Change [Text Block]
C000056979
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Service Class
Trading Symbol		GSXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$128	1.10%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

Our overweight to casual diner Brinker International led to the consumer discretionary sector’s outperformance relative to the benchmark, as the company’s strong execution resulted in industry-leading traffic and sales growth. Q2 Holdings was positive as robust demand for its digital banking solutions led to accelerated growth. Parsons Corporation also added to returns as its shares rose after the company reported robust organic growth and secured several new project wins, including a lead designer role in the $1.66 billion Honolulu rail transit project. However, we sold Parsons Corporation as it became a mid-capitalization company and left the Russell 2000 Index.

What detracted from performance?

The Fund’s exposure to the information technology sector was particularly unfavorable. Within this sector, software company Five9’s shares fell after new customer additions failed to materialize and weaker demand from existing customers forced management to reduce the company’s guidance. Cohu’s shares also struggled as the recovery outlook for key end markets continued to be pushed out, pressuring sales of the company’s semiconductor testing equipment. Lack of exposure to Super Micro Computer, which is not held by the Fund due to its market capitalization, also weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000 Index	Russell 2000 Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,014,824	$1,024,234	$1,000,896
12/14	$1,035,256	$1,024,222	$1,029,422
01/15	$1,000,401	$995,717	$996,309
02/15	$1,058,093	$1,053,370	$1,055,457
03/15	$1,083,734	$1,042,661	$1,073,844
04/15	$1,063,301	$1,047,377	$1,046,458
05/15	$1,080,529	$1,061,864	$1,070,349
06/15	$1,106,971	$1,044,098	$1,078,364
07/15	$1,110,176	$1,061,561	$1,065,831
08/15	$1,070,513	$997,475	$998,854
09/15	$1,050,481	$968,409	$949,847
10/15	$1,117,788	$1,044,899	$1,003,361
11/15	$1,159,054	$1,050,692	$1,036,000
12/15	$1,124,599	$1,029,126	$983,982
01/16	$1,089,343	$971,057	$897,456
02/16	$1,092,147	$970,744	$897,416
03/16	$1,169,071	$1,039,091	$969,040
04/16	$1,181,891	$1,045,530	$984,249
05/16	$1,221,554	$1,064,235	$1,006,419
06/16	$1,234,776	$1,066,424	$1,005,785
07/16	$1,259,215	$1,108,747	$1,065,837
08/16	$1,267,228	$1,111,575	$1,084,685
09/16	$1,254,407	$1,113,322	$1,096,767
10/16	$1,208,734	$1,089,235	$1,044,627
11/16	$1,332,131	$1,137,981	$1,161,115
12/16	$1,390,625	$1,160,186	$1,193,649
01/17	$1,364,984	$1,182,023	$1,198,357
02/17	$1,380,208	$1,225,984	$1,221,484
03/17	$1,356,971	$1,226,818	$1,223,083
04/17	$1,377,804	$1,239,822	$1,236,495
05/17	$1,360,577	$1,252,511	$1,211,340
06/17	$1,411,859	$1,263,814	$1,253,214
07/17	$1,409,054	$1,287,643	$1,262,525
08/17	$1,392,628	$1,290,124	$1,246,463
09/17	$1,494,792	$1,321,587	$1,324,254
10/17	$1,502,804	$1,350,427	$1,335,542
11/17	$1,551,683	$1,391,433	$1,374,031
12/17	$1,547,676	$1,405,340	$1,368,486
01/18	$1,565,304	$1,479,417	$1,404,250
02/18	$1,465,946	$1,424,886	$1,349,875
03/18	$1,472,756	$1,396,283	$1,367,334
04/18	$1,480,369	$1,401,590	$1,379,155
05/18	$1,541,266	$1,441,157	$1,462,871
06/18	$1,545,272	$1,450,582	$1,473,353
07/18	$1,592,147	$1,498,721	$1,499,031
08/18	$1,668,670	$1,551,352	$1,563,654
09/18	$1,643,429	$1,553,920	$1,526,045
10/18	$1,497,997	$1,439,501	$1,360,291
11/18	$1,530,849	$1,468,332	$1,381,913
12/18	$1,344,495	$1,331,675	$1,217,761
01/19	$1,493,126	$1,445,979	$1,354,758
02/19	$1,571,759	$1,496,832	$1,425,188
03/19	$1,544,942	$1,518,689	$1,395,360
04/19	$1,618,575	$1,579,333	$1,442,762
05/19	$1,459,491	$1,477,131	$1,330,554
06/19	$1,563,578	$1,580,880	$1,424,594
07/19	$1,580,395	$1,604,380	$1,432,796
08/19	$1,555,396	$1,571,674	$1,362,053
09/19	$1,582,213	$1,599,258	$1,390,392
10/19	$1,609,485	$1,633,685	$1,427,010
11/19	$1,662,665	$1,695,785	$1,485,753
12/19	$1,681,675	$1,744,748	$1,528,594
01/20	$1,671,436	$1,742,843	$1,479,569
02/20	$1,540,276	$1,600,150	$1,355,016
03/20	$1,282,832	$1,380,101	$1,060,619
04/20	$1,478,840	$1,562,882	$1,206,299
05/20	$1,630,966	$1,646,463	$1,284,799
06/20	$1,659,734	$1,684,104	$1,330,213
07/20	$1,754,813	$1,779,733	$1,367,031
08/20	$1,844,040	$1,908,665	$1,444,054
09/20	$1,744,086	$1,839,168	$1,395,818
10/20	$1,758,226	$1,799,473	$1,425,052
11/20	$1,978,613	$2,018,385	$1,687,725
12/20	$2,140,217	$2,109,188	$1,833,713
01/21	$2,156,716	$2,099,806	$1,925,990
02/21	$2,304,691	$2,165,440	$2,046,028
03/21	$2,359,859	$2,243,056	$2,066,577
04/21	$2,458,852	$2,358,684	$2,109,973
05/21	$2,445,962	$2,369,451	$2,114,323
06/21	$2,472,258	$2,427,879	$2,155,287
07/21	$2,551,659	$2,468,936	$2,077,463
08/21	$2,674,885	$2,539,345	$2,123,932
09/21	$2,586,719	$2,425,410	$2,061,308
10/21	$2,766,144	$2,589,427	$2,148,995
11/21	$2,757,895	$2,550,012	$2,059,447
12/21	$2,802,611	$2,650,429	$2,105,451
01/22	$2,465,336	$2,494,488	$1,902,752
02/22	$2,415,979	$2,431,653	$1,923,064
03/22	$2,400,792	$2,510,527	$1,946,998
04/22	$2,160,333	$2,285,227	$1,754,033
05/22	$2,166,661	$2,282,163	$1,756,683
06/22	$2,016,058	$2,091,240	$1,612,208
07/22	$2,193,871	$2,287,436	$1,780,527
08/22	$2,112,241	$2,202,070	$1,744,093
09/22	$1,937,592	$1,997,874	$1,576,947
10/22	$2,112,241	$2,161,712	$1,750,551
11/22	$2,202,097	$2,274,545	$1,791,440
12/22	$2,075,073	$2,141,363	$1,675,172
01/23	$2,295,783	$2,288,844	$1,838,444
02/23	$2,256,442	$2,235,348	$1,807,391
03/23	$2,201,098	$2,295,119	$1,721,034
04/23	$2,178,427	$2,319,572	$1,690,093
05/23	$2,111,747	$2,328,597	$1,674,481
06/23	$2,277,113	$2,487,606	$1,810,619
07/23	$2,308,453	$2,576,779	$1,921,345
08/23	$2,236,438	$2,527,037	$1,825,223
09/23	$2,100,412	$2,406,664	$1,717,768
10/23	$1,916,376	$2,342,866	$1,600,619
11/23	$2,110,414	$2,561,335	$1,745,490
12/23	$2,309,119	$2,697,193	$1,958,760
01/24	$2,267,111	$2,727,085	$1,882,577
02/24	$2,353,795	$2,874,703	$1,989,021
03/24	$2,417,141	$2,967,434	$2,060,226
04/24	$2,258,443	$2,836,862	$1,915,222
05/24	$2,361,796	$2,970,895	$2,011,303
06/24	$2,373,799	$3,062,866	$1,992,698
07/24	$2,551,834	$3,119,802	$2,195,154
08/24	$2,515,160	$3,187,716	$2,162,363
09/24	$2,541,165	$3,253,656	$2,177,476
10/24	$2,533,163	$3,229,763	$2,146,025

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	32.19%	9.50%	9.74%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000 Index effective as of February 29, 2024.

AssetsNet		$ 344,708,444
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,733,674
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$344,708,444
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,733,674

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.9%
Health Care	15.4%
Industrial	15.0%
Information Technology	13.5%
Consumer Discretionary	12.1%
Materials	7.1%
Energy	4.9%
Communication Services	2.3%
Utilities	2.2%
Real Estate	2.0%
Consumer Staples	2.0%
Other	2.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Q2 Holdings, Inc.	3.2%
Wintrust Financial Corp.	3.0%
WSFS Financial Corp.	2.8%
Banner Corp.	2.8%
Seacoast Banking Corp. of Florida	2.7%
Integer Holdings Corp.	2.7%
Merit Medical Systems, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.6%
Corcept Therapeutics, Inc.	2.5%
Graphic Packaging Holding Co.	2.5%

Material Fund Change [Text Block]
C000103444
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Class A
Trading Symbol		GXXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.19%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

At the stock level, our overweight to American Express was a key contributor to returns as its robust results throughout the period led to increased investor confidence in the continuation of revenue growth and ongoing low credit losses. Within the semiconductor sector, our holding in Marvell Technology performed well due to increased demand for its artificial-Intelligence (AI), although this did not compensate for the negative effect from our underweight to NVIDIA. Our position in Tetra Tech helped performance as its shares benefited from strong results and an easing of investor concerns that a change of presidential administration may affect future project wins.

What detracted from performance?

The Fund’s underweight to NVIDIA hurt performance as its stock performed strongly and lifted the semiconductor sector’s performance. Also, within the broader information technology sector, our overweight to Microsoft Corporation was unfavorable. The shares rose over the period, but underperformed the broader index, held back by the potentially growing capital-expenditure burden of AI investment. Also, within the software sector, Nice Ltd contributed negatively, due to investor concern that its call center software could be partially displaced by AI deployments. However, we believe that Nice is well positioned to offer these AI enhancements to customers and can add to growth. Elsewhere, Lululemon Athletica was negative on the back of growing evidence that the active apparel category could be slowing following years of strong growth, and we sold our position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A with sales load	Russell 3000 Index
10/14	$9,423	$10,275
11/14	$9,620	$10,524
12/14	$9,651	$10,524
01/15	$9,260	$10,231
02/15	$9,801	$10,824
03/15	$9,703	$10,713
04/15	$9,733	$10,762
05/15	$9,808	$10,911
06/15	$9,646	$10,728
07/15	$9,669	$10,908
08/15	$9,163	$10,249
09/15	$8,828	$9,951
10/15	$9,471	$10,736
11/15	$9,622	$10,796
12/15	$9,276	$10,574
01/16	$8,853	$9,978
02/16	$8,774	$9,975
03/16	$9,452	$10,677
04/16	$9,556	$10,743
05/16	$9,660	$10,935
06/16	$9,604	$10,958
07/16	$9,875	$11,393
08/16	$10,075	$11,422
09/16	$9,979	$11,440
10/16	$9,684	$11,192
11/16	$10,147	$11,693
12/16	$10,273	$11,921
01/17	$10,507	$12,145
02/17	$10,786	$12,597
03/17	$10,876	$12,606
04/17	$10,929	$12,739
05/17	$11,154	$12,870
06/17	$11,244	$12,986
07/17	$11,370	$13,231
08/17	$11,298	$13,256
09/17	$11,568	$13,579
10/17	$11,729	$13,876
11/17	$12,206	$14,297
12/17	$12,387	$14,440
01/18	$13,196	$15,201
02/18	$12,617	$14,641
03/18	$12,358	$14,347
04/18	$12,537	$14,402
05/18	$12,657	$14,808
06/18	$12,807	$14,905
07/18	$13,236	$15,400
08/18	$13,495	$15,940
09/18	$13,525	$15,967
10/18	$12,507	$14,791
11/18	$12,867	$15,087
12/18	$11,563	$13,683
01/19	$12,630	$14,858
02/19	$13,119	$15,380
03/19	$13,391	$15,605
04/19	$13,880	$16,228
05/19	$13,300	$15,178
06/19	$14,016	$16,244
07/19	$14,425	$16,485
08/19	$14,425	$16,149
09/19	$14,436	$16,433
10/19	$14,709	$16,786
11/19	$15,402	$17,424
12/19	$15,791	$17,928
01/20	$16,054	$17,908
02/20	$14,901	$16,442
03/20	$13,197	$14,181
04/20	$14,864	$16,059
05/20	$16,042	$16,918
06/20	$16,142	$17,304
07/20	$17,132	$18,287
08/20	$18,348	$19,612
09/20	$17,658	$18,898
10/20	$17,283	$18,490
11/20	$19,050	$20,739
12/20	$19,830	$21,672
01/21	$19,450	$21,576
02/21	$19,562	$22,250
03/21	$20,352	$23,048
04/21	$21,579	$24,236
05/21	$21,396	$24,346
06/21	$21,904	$24,947
07/21	$22,905	$25,369
08/21	$23,653	$26,092
09/21	$22,764	$24,921
10/21	$24,428	$26,607
11/21	$24,062	$26,202
12/21	$24,737	$27,234
01/22	$22,093	$25,631
02/22	$21,508	$24,986
03/22	$21,810	$25,796
04/22	$19,940	$23,481
05/22	$19,789	$23,450
06/22	$18,052	$21,488
07/22	$19,846	$23,504
08/22	$18,637	$22,627
09/22	$16,617	$20,528
10/22	$17,712	$22,212
11/22	$18,921	$23,371
12/22	$18,130	$22,003
01/23	$19,362	$23,518
02/23	$18,869	$22,968
03/23	$18,718	$23,583
04/23	$18,983	$23,834
05/23	$18,699	$23,927
06/23	$20,007	$25,560
07/23	$20,329	$26,477
08/23	$19,912	$25,966
09/23	$18,907	$24,729
10/23	$18,243	$24,073
11/23	$19,874	$26,318
12/23	$20,825	$27,714
01/24	$21,414	$28,021
02/24	$22,610	$29,538
03/24	$22,933	$30,491
04/24	$21,718	$29,149
05/24	$22,135	$30,526
06/24	$22,249	$31,471
07/24	$22,097	$32,056
08/24	$22,477	$32,754
09/24	$22,705	$33,432
10/24	$22,439	$33,186

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	23.00%	8.81%	9.06%
Class A with sales load - 5.75%	15.89%	7.53%	8.42%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 349,092,086
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 2,388,889
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$349,092,086
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,388,889

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	36.6%
Financials	17.1%
Health Care	17.0%
Industrials	14.6%
Consumer Discretionary	4.2%
Consumer Staples	3.5%
Materials	2.3%
Utilities	2.2%
Other	2.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	12.4%
Mastercard, Inc., Class A	6.8%
American Express Co.	4.5%
TJX Cos., Inc.	4.2%
Marvell Technology, Inc.	4.1%
NVIDIA Corp.	4.0%
LPL Financial Holdings, Inc.	3.7%
Procter & Gamble Co.	3.5%
Eli Lilly & Co.	3.5%
Hubbell, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000103445
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Class C
Trading Symbol		GXXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$211	1.90%

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

At the stock level, our overweight to American Express was a key contributor to returns as its robust results throughout the period led to increased investor confidence in the continuation of revenue growth and ongoing low credit losses. Within the semiconductor sector, our holding in Marvell Technology performed well due to increased demand for its artificial-Intelligence (AI), although this did not compensate for the negative effect from our underweight to NVIDIA. Our position in Tetra Tech helped performance as its shares benefited from strong results and an easing of investor concerns that a change of presidential administration may affect future project wins.

What detracted from performance?

The Fund’s underweight to NVIDIA hurt performance as its stock performed strongly and lifted the semiconductor sector’s performance. Also, within the broader information technology sector, our overweight to Microsoft Corporation was unfavorable. The shares rose over the period, but underperformed the broader index, held back by the potentially growing capital-expenditure burden of AI investment. Also, within the software sector, Nice Ltd contributed negatively, due to investor concern that its call center software could be partially displaced by AI deployments. However, we believe that Nice is well positioned to offer these AI enhancements to customers and can add to growth. Elsewhere, Lululemon Athletica was negative on the back of growing evidence that the active apparel category could be slowing following years of strong growth, and we sold our position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class C with sales load	Russell 3000 Index
10/14	$10,000	$10,275
11/14	$10,203	$10,524
12/14	$10,235	$10,524
01/15	$9,807	$10,231
02/15	$10,374	$10,824
03/15	$10,262	$10,713
04/15	$10,288	$10,762
05/15	$10,367	$10,911
06/15	$10,186	$10,728
07/15	$10,204	$10,908
08/15	$9,662	$10,249
09/15	$9,300	$9,951
10/15	$9,973	$10,736
11/15	$10,131	$10,796
12/15	$9,758	$10,574
01/16	$9,313	$9,978
02/16	$9,220	$9,975
03/16	$9,925	$10,677
04/16	$10,027	$10,743
05/16	$10,138	$10,935
06/16	$10,073	$10,958
07/16	$10,351	$11,393
08/16	$10,555	$11,422
09/16	$10,444	$11,440
10/16	$10,128	$11,192
11/16	$10,610	$11,693
12/16	$10,734	$11,921
01/17	$10,977	$12,145
02/17	$11,251	$12,597
03/17	$11,346	$12,606
04/17	$11,399	$12,739
05/17	$11,621	$12,870
06/17	$11,705	$12,986
07/17	$11,832	$13,231
08/17	$11,748	$13,256
09/17	$12,022	$13,579
10/17	$12,181	$13,876
11/17	$12,677	$14,297
12/17	$12,849	$14,440
01/18	$13,680	$15,201
02/18	$13,074	$14,641
03/18	$12,790	$14,347
04/18	$12,968	$14,402
05/18	$13,086	$14,808
06/18	$13,241	$14,905
07/18	$13,680	$15,400
08/18	$13,941	$15,940
09/18	$13,952	$15,967
10/18	$12,897	$14,791
11/18	$13,264	$15,087
12/18	$11,905	$13,683
01/19	$13,006	$14,858
02/19	$13,487	$15,380
03/19	$13,763	$15,605
04/19	$14,258	$16,228
05/19	$13,652	$15,178
06/19	$14,382	$16,244
07/19	$14,781	$16,485
08/19	$14,781	$16,149
09/19	$14,795	$16,433
10/19	$15,056	$16,786
11/19	$15,758	$17,424
12/19	$16,149	$17,928
01/20	$16,396	$17,908
02/20	$15,220	$16,442
03/20	$13,473	$14,181
04/20	$15,159	$16,059
05/20	$16,350	$16,918
06/20	$16,442	$17,304
07/20	$17,448	$18,287
08/20	$18,670	$19,612
09/20	$17,958	$18,898
10/20	$17,572	$18,490
11/20	$19,350	$20,739
12/20	$20,127	$21,672
01/21	$19,716	$21,576
02/21	$19,823	$22,250
03/21	$20,628	$23,048
04/21	$21,863	$24,236
05/21	$21,648	$24,346
06/21	$22,131	$24,947
07/21	$23,133	$25,369
08/21	$23,867	$26,092
09/21	$22,954	$24,921
10/21	$24,636	$26,607
11/21	$24,242	$26,202
12/21	$24,916	$27,234
01/22	$22,238	$25,631
02/22	$21,634	$24,986
03/22	$21,923	$25,796
04/22	$20,032	$23,481
05/22	$19,875	$23,450
06/22	$18,116	$21,488
07/22	$19,901	$23,504
08/22	$18,667	$22,627
09/22	$16,645	$20,528
10/22	$17,748	$22,212
11/22	$18,930	$23,371
12/22	$18,118	$22,003
01/23	$19,360	$23,518
02/23	$18,858	$22,968
03/23	$18,699	$23,583
04/23	$18,937	$23,834
05/23	$18,647	$23,927
06/23	$19,914	$25,560
07/23	$20,231	$26,477
08/23	$19,809	$25,966
09/23	$18,805	$24,729
10/23	$18,118	$24,073
11/23	$19,730	$26,318
12/23	$20,680	$27,714
01/24	$21,235	$28,021
02/24	$22,397	$29,538
03/24	$22,714	$30,491
04/24	$21,499	$29,149
05/24	$21,895	$30,526
06/24	$22,001	$31,471
07/24	$21,842	$32,056
08/24	$22,186	$32,754
09/24	$22,397	$33,432
10/24	$22,133	$33,186

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	22.16%	8.01%	8.27%
Class C with sales load - 1.00%	21.16%	8.01%	8.27%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 349,092,086
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 2,388,889
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$349,092,086
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,388,889

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	36.6%
Financials	17.1%
Health Care	17.0%
Industrials	14.6%
Consumer Discretionary	4.2%
Consumer Staples	3.5%
Materials	2.3%
Utilities	2.2%
Other	2.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	12.4%
Mastercard, Inc., Class A	6.8%
American Express Co.	4.5%
TJX Cos., Inc.	4.2%
Marvell Technology, Inc.	4.1%
NVIDIA Corp.	4.0%
LPL Financial Holdings, Inc.	3.7%
Procter & Gamble Co.	3.5%
Eli Lilly & Co.	3.5%
Hubbell, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000103447
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Class
Trading Symbol		GGLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.90%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

At the stock level, our overweight to American Express was a key contributor to returns as its robust results throughout the period led to increased investor confidence in the continuation of revenue growth and ongoing low credit losses. Within the semiconductor sector, our holding in Marvell Technology performed well due to increased demand for its artificial-Intelligence (AI), although this did not compensate for the negative effect from our underweight to NVIDIA. Our position in Tetra Tech helped performance as its shares benefited from strong results and an easing of investor concerns that a change of presidential administration may affect future project wins.

What detracted from performance?

The Fund’s underweight to NVIDIA hurt performance as its stock performed strongly and lifted the semiconductor sector’s performance. Also, within the broader information technology sector, our overweight to Microsoft Corporation was unfavorable. The shares rose over the period, but underperformed the broader index, held back by the potentially growing capital-expenditure burden of AI investment. Also, within the software sector, Nice Ltd contributed negatively, due to investor concern that its call center software could be partially displaced by AI deployments. However, we believe that Nice is well positioned to offer these AI enhancements to customers and can add to growth. Elsewhere, Lululemon Athletica was negative on the back of growing evidence that the active apparel category could be slowing following years of strong growth, and we sold our position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index
10/14	$1,000,000	$1,000,000
11/14	$1,020,729	$1,024,234
12/14	$1,024,703	$1,024,222
01/15	$983,532	$995,717
02/15	$1,040,714	$1,053,370
03/15	$1,030,542	$1,042,661
04/15	$1,033,600	$1,047,377
05/15	$1,042,774	$1,061,864
06/15	$1,025,471	$1,044,098
07/15	$1,027,770	$1,061,561
08/15	$974,121	$997,475
09/15	$939,187	$968,409
10/15	$1,006,821	$1,044,899
11/15	$1,023,730	$1,050,692
12/15	$987,097	$1,029,126
01/16	$942,560	$971,057
02/16	$934,463	$970,744
03/16	$1,006,531	$1,039,091
04/16	$1,017,868	$1,045,530
05/16	$1,029,205	$1,064,235
06/16	$1,023,536	$1,066,424
07/16	$1,052,688	$1,108,747
08/16	$1,074,551	$1,111,575
09/16	$1,064,834	$1,113,322
10/16	$1,033,254	$1,089,235
11/16	$1,082,649	$1,137,981
12/16	$1,096,003	$1,160,186
01/17	$1,122,336	$1,182,023
02/17	$1,151,393	$1,225,984
03/17	$1,161,381	$1,226,818
04/17	$1,168,646	$1,239,822
05/17	$1,192,255	$1,252,511
06/17	$1,202,243	$1,263,814
07/17	$1,215,864	$1,287,643
08/17	$1,208,599	$1,290,124
09/17	$1,237,657	$1,321,587
10/17	$1,254,909	$1,350,427
11/17	$1,306,668	$1,391,433
12/17	$1,326,613	$1,405,340
01/18	$1,412,979	$1,479,417
02/18	$1,351,720	$1,424,886
03/18	$1,323,601	$1,396,283
04/18	$1,342,681	$1,401,590
05/18	$1,356,741	$1,441,157
06/18	$1,372,809	$1,450,582
07/18	$1,420,009	$1,498,721
08/18	$1,448,128	$1,551,352
09/18	$1,451,140	$1,553,920
10/18	$1,342,681	$1,439,501
11/18	$1,381,847	$1,468,332
12/18	$1,242,053	$1,331,675
01/19	$1,356,826	$1,445,979
02/19	$1,409,099	$1,496,832
03/19	$1,438,645	$1,518,689
04/19	$1,492,054	$1,579,333
05/19	$1,429,554	$1,477,131
06/19	$1,507,964	$1,580,880
07/19	$1,551,146	$1,604,380
08/19	$1,551,146	$1,571,674
09/19	$1,553,418	$1,599,258
10/19	$1,582,964	$1,633,685
11/19	$1,657,964	$1,695,785
12/19	$1,700,317	$1,744,748
01/20	$1,729,009	$1,742,843
02/20	$1,605,509	$1,600,150
03/20	$1,422,129	$1,380,101
04/20	$1,603,014	$1,562,882
05/20	$1,730,257	$1,646,463
06/20	$1,741,484	$1,684,104
07/20	$1,847,520	$1,779,733
08/20	$1,979,753	$1,908,665
09/20	$1,906,152	$1,839,168
10/20	$1,866,232	$1,799,473
11/20	$2,057,097	$2,018,385
12/20	$2,141,022	$2,109,188
01/21	$2,100,704	$2,099,806
02/21	$2,113,216	$2,165,440
03/21	$2,199,413	$2,243,056
04/21	$2,332,880	$2,358,684
05/21	$2,313,416	$2,369,451
06/21	$2,369,027	$2,427,879
07/21	$2,478,858	$2,468,936
08/21	$2,559,494	$2,539,345
09/21	$2,463,565	$2,425,410
10/21	$2,645,691	$2,589,427
11/21	$2,605,373	$2,550,012
12/21	$2,678,589	$2,650,429
01/22	$2,395,016	$2,494,488
02/22	$2,329,993	$2,431,653
03/22	$2,364,311	$2,510,527
04/22	$2,160,211	$2,285,227
05/22	$2,145,761	$2,282,163
06/22	$1,957,917	$2,091,240
07/22	$2,152,986	$2,287,436
08/22	$2,021,133	$2,202,070
09/22	$1,804,390	$1,997,874
10/22	$1,923,599	$2,161,712
11/22	$2,053,645	$2,274,545
12/22	$1,968,946	$2,141,363
01/23	$2,104,923	$2,288,844
02/23	$2,050,532	$2,235,348
03/23	$2,036,028	$2,295,119
04/23	$2,063,223	$2,319,572
05/23	$2,034,215	$2,328,597
06/23	$2,175,631	$2,487,606
07/23	$2,211,891	$2,576,779
08/23	$2,166,566	$2,527,037
09/23	$2,057,784	$2,406,664
10/23	$1,987,076	$2,342,866
11/23	$2,164,753	$2,561,335
12/23	$2,269,024	$2,697,193
01/24	$2,332,658	$2,727,085
02/24	$2,463,563	$2,874,703
03/24	$2,499,926	$2,967,434
04/24	$2,367,203	$2,836,862
05/24	$2,414,474	$2,970,895
06/24	$2,427,201	$3,062,866
07/24	$2,412,656	$3,119,802
08/24	$2,452,655	$3,187,716
09/24	$2,478,109	$3,253,656
10/24	$2,450,837	$3,229,763

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	23.34%	9.14%	9.38%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 349,092,086
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 2,388,889
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$349,092,086
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,388,889

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	36.6%
Financials	17.1%
Health Care	17.0%
Industrials	14.6%
Consumer Discretionary	4.2%
Consumer Staples	3.5%
Materials	2.3%
Utilities	2.2%
Other	2.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	12.4%
Mastercard, Inc., Class A	6.8%
American Express Co.	4.5%
TJX Cos., Inc.	4.2%
Marvell Technology, Inc.	4.1%
NVIDIA Corp.	4.0%
LPL Financial Holdings, Inc.	3.7%
Procter & Gamble Co.	3.5%
Eli Lilly & Co.	3.5%
Hubbell, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000103448
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Service Class
Trading Symbol		GXXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$107	0.96%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

At the stock level, our overweight to American Express was a key contributor to returns as its robust results throughout the period led to increased investor confidence in the continuation of revenue growth and ongoing low credit losses. Within the semiconductor sector, our holding in Marvell Technology performed well due to increased demand for its artificial-Intelligence (AI), although this did not compensate for the negative effect from our underweight to NVIDIA. Our position in Tetra Tech helped performance as its shares benefited from strong results and an easing of investor concerns that a change of presidential administration may affect future project wins.

What detracted from performance?

The Fund’s underweight to NVIDIA hurt performance as its stock performed strongly and lifted the semiconductor sector’s performance. Also, within the broader information technology sector, our overweight to Microsoft Corporation was unfavorable. The shares rose over the period, but underperformed the broader index, held back by the potentially growing capital-expenditure burden of AI investment. Also, within the software sector, Nice Ltd contributed negatively, due to investor concern that its call center software could be partially displaced by AI deployments. However, we believe that Nice is well positioned to offer these AI enhancements to customers and can add to growth. Elsewhere, Lululemon Athletica was negative on the back of growing evidence that the active apparel category could be slowing following years of strong growth, and we sold our position.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000 Index
10/14	$1,000,000	$1,000,000
11/14	$1,020,744	$1,024,234
12/14	$1,024,420	$1,024,222
01/15	$983,229	$995,717
02/15	$1,039,675	$1,053,370
03/15	$1,029,278	$1,042,661
04/15	$1,033,102	$1,047,377
05/15	$1,041,513	$1,061,864
06/15	$1,024,730	$1,044,098
07/15	$1,027,029	$1,061,561
08/15	$973,378	$997,475
09/15	$937,470	$968,409
10/15	$1,005,859	$1,044,899
11/15	$1,022,765	$1,050,692
12/15	$985,895	$1,029,126
01/16	$941,376	$971,057
02/16	$933,281	$970,744
03/16	$1,005,321	$1,039,091
04/16	$1,016,654	$1,045,530
05/16	$1,027,986	$1,064,235
06/16	$1,022,320	$1,066,424
07/16	$1,050,650	$1,108,747
08/16	$1,072,505	$1,111,575
09/16	$1,061,982	$1,113,322
10/16	$1,031,223	$1,089,235
11/16	$1,080,599	$1,137,981
12/16	$1,093,298	$1,160,186
01/17	$1,119,609	$1,182,023
02/17	$1,148,643	$1,225,984
03/17	$1,158,623	$1,226,818
04/17	$1,164,974	$1,239,822
05/17	$1,189,471	$1,252,511
06/17	$1,198,544	$1,263,814
07/17	$1,212,154	$1,287,643
08/17	$1,204,896	$1,290,124
09/17	$1,233,929	$1,321,587
10/17	$1,251,168	$1,350,427
11/17	$1,302,884	$1,391,433
12/17	$1,322,428	$1,405,340
01/18	$1,408,717	$1,479,417
02/18	$1,347,512	$1,424,886
03/18	$1,319,418	$1,396,283
04/18	$1,338,482	$1,401,590
05/18	$1,351,526	$1,441,157
06/18	$1,367,579	$1,450,582
07/18	$1,414,737	$1,498,721
08/18	$1,442,831	$1,551,352
09/18	$1,445,841	$1,553,920
10/18	$1,337,479	$1,439,501
11/18	$1,376,610	$1,468,332
12/18	$1,236,553	$1,331,675
01/19	$1,351,238	$1,445,979
02/19	$1,403,471	$1,496,832
03/19	$1,432,994	$1,518,689
04/19	$1,486,362	$1,579,333
05/19	$1,423,910	$1,477,131
06/19	$1,501,124	$1,580,880
07/19	$1,544,272	$1,604,380
08/19	$1,544,272	$1,571,674
09/19	$1,546,543	$1,599,258
10/19	$1,576,066	$1,633,685
11/19	$1,649,873	$1,695,785
12/19	$1,693,123	$1,744,748
01/20	$1,720,552	$1,742,843
02/20	$1,597,121	$1,600,150
03/20	$1,415,092	$1,380,101
04/20	$1,594,628	$1,562,882
05/20	$1,721,799	$1,646,463
06/20	$1,733,020	$1,684,104
07/20	$1,838,996	$1,779,733
08/20	$1,969,908	$1,908,665
09/20	$1,896,348	$1,839,168
10/20	$1,856,451	$1,799,473
11/20	$2,045,961	$2,018,385
12/20	$2,129,858	$2,109,188
01/21	$2,089,541	$2,099,806
02/21	$2,102,053	$2,165,440
03/21	$2,188,248	$2,243,056
04/21	$2,320,322	$2,358,684
05/21	$2,300,858	$2,369,451
06/21	$2,355,078	$2,427,879
07/21	$2,464,907	$2,468,936
08/21	$2,544,151	$2,539,345
09/21	$2,449,615	$2,425,410
10/21	$2,628,956	$2,589,427
11/21	$2,590,029	$2,550,012
12/21	$2,663,313	$2,650,429
01/22	$2,379,250	$2,494,488
02/22	$2,315,924	$2,431,653
03/22	$2,350,301	$2,510,527
04/22	$2,147,658	$2,285,227
05/22	$2,133,183	$2,282,163
06/22	$1,945,015	$2,091,240
07/22	$2,140,421	$2,287,436
08/22	$2,008,341	$2,202,070
09/22	$1,793,032	$1,997,874
10/22	$1,910,638	$2,161,712
11/22	$2,040,908	$2,274,545
12/22	$1,956,062	$2,141,363
01/23	$2,090,462	$2,288,844
02/23	$2,037,792	$2,235,348
03/23	$2,021,446	$2,295,119
04/23	$2,048,689	$2,319,572
05/23	$2,019,630	$2,328,597
06/23	$2,161,295	$2,487,606
07/23	$2,195,803	$2,576,779
08/23	$2,152,213	$2,527,037
09/23	$2,043,241	$2,406,664
10/23	$1,972,408	$2,342,866
11/23	$2,150,397	$2,561,335
12/23	$2,253,067	$2,697,193
01/24	$2,314,994	$2,727,085
02/24	$2,446,135	$2,874,703
03/24	$2,482,563	$2,967,434
04/24	$2,349,601	$2,836,862
05/24	$2,396,957	$2,970,895
06/24	$2,409,707	$3,062,866
07/24	$2,393,314	$3,119,802
08/24	$2,433,385	$3,187,716
09/24	$2,458,885	$3,253,656
10/24	$2,431,564	$3,229,763

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	23.28%	9.06%	9.29%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Nov. 01, 2023
AssetsNet		$ 349,092,086
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 2,388,889
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$349,092,086
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,388,889

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	36.6%
Financials	17.1%
Health Care	17.0%
Industrials	14.6%
Consumer Discretionary	4.2%
Consumer Staples	3.5%
Materials	2.3%
Utilities	2.2%
Other	2.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	12.4%
Mastercard, Inc., Class A	6.8%
American Express Co.	4.5%
TJX Cos., Inc.	4.2%
Marvell Technology, Inc.	4.1%
NVIDIA Corp.	4.0%
LPL Financial Holdings, Inc.	3.7%
Procter & Gamble Co.	3.5%
Eli Lilly & Co.	3.5%
Hubbell, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2024, the Fund's management fee changed from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more to 0.70% on assets up to $500 million, 0.65% on assets of $500 million up to $2 billion and 0.60% on assets of $2 billion and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199221
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A
Trading Symbol		ATOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to state and local general obligation bonds and dedicated tax bonds contributed favorably to returns. Among individual holdings, Maryland Industrial Development Financing Authority’s bonds and Pennsylvania Higher Education bonds were notable contributors to performance. These issuers have continued to provide relatively attractive opportunities to investors through variable-rate demand bonds while maintaining stability in their balance sheet management. In terms of ratings, AA- and AAA-rated bonds added to relative performance.

What detracted from performance?

The Fund’s holdings in the other revenue, multi-family and public power sectors hurt performance. Within individual holdings, Black Belt Energy Gas District’s revenue bonds and New York Transnational Development Corporation’s bonds were among the negative contributors. Our allocation to short variable-rate securities led to the Fund’s underperformance during the period. While these bonds generally provide stability during volatile periods, this allocation underperformed, particularly during the strong bond performance in late 2023. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
10/14	$10,000	$10,069	$10,004
11/14	$10,002	$10,086	$10,010
12/14	$10,003	$10,137	$10,004
01/15	$10,005	$10,317	$10,023
02/15	$10,007	$10,210	$10,027
03/15	$10,008	$10,240	$10,027
04/15	$10,010	$10,186	$10,027
05/15	$10,012	$10,158	$10,027
06/15	$10,005	$10,148	$10,027
07/15	$10,008	$10,222	$10,040
08/15	$10,011	$10,242	$10,057
09/15	$10,024	$10,316	$10,069
10/15	$10,026	$10,357	$10,080
11/15	$10,029	$10,398	$10,067
12/15	$10,030	$10,472	$10,065
01/16	$10,032	$10,596	$10,096
02/16	$10,034	$10,613	$10,112
03/16	$10,027	$10,647	$10,098
04/16	$10,041	$10,725	$10,109
05/16	$10,045	$10,754	$10,114
06/16	$10,049	$10,925	$10,132
07/16	$10,052	$10,932	$10,150
08/16	$10,056	$10,947	$10,134
09/16	$10,051	$10,892	$10,113
10/16	$10,056	$10,778	$10,120
11/16	$10,059	$10,376	$10,076
12/16	$10,063	$10,497	$10,096
01/17	$10,067	$10,567	$10,132
02/17	$10,072	$10,640	$10,166
03/17	$10,077	$10,663	$10,166
04/17	$10,084	$10,741	$10,182
05/17	$10,090	$10,911	$10,201
06/17	$10,096	$10,872	$10,192
07/17	$10,111	$10,960	$10,217
08/17	$10,116	$11,043	$10,240
09/17	$10,122	$10,987	$10,227
10/17	$10,118	$11,014	$10,228
11/17	$10,124	$10,955	$10,182
12/17	$10,132	$11,069	$10,189
01/18	$10,141	$10,939	$10,217
02/18	$10,148	$10,906	$10,235
03/18	$10,157	$10,947	$10,227
04/18	$10,168	$10,908	$10,218
05/18	$10,179	$11,033	$10,252
06/18	$10,198	$11,042	$10,288
07/18	$10,206	$11,069	$10,309
08/18	$10,206	$11,097	$10,306
09/18	$10,217	$11,025	$10,286
10/18	$10,228	$10,957	$10,295
11/18	$10,240	$11,079	$10,327
12/18	$10,252	$11,211	$10,366
01/19	$10,273	$11,296	$10,398
02/19	$10,284	$11,357	$10,422
03/19	$10,295	$11,536	$10,450
04/19	$10,308	$11,579	$10,458
05/19	$10,319	$11,739	$10,497
06/19	$10,330	$11,782	$10,529
07/19	$10,340	$11,877	$10,564
08/19	$10,349	$12,065	$10,579
09/19	$10,358	$11,968	$10,557
10/19	$10,367	$11,989	$10,587
11/19	$10,374	$12,019	$10,606
12/19	$10,381	$12,056	$10,621
01/20	$10,387	$12,273	$10,659
02/20	$10,393	$12,431	$10,680
03/20	$10,403	$11,980	$10,627
04/20	$10,406	$11,830	$10,652
05/20	$10,424	$12,206	$10,757
06/20	$10,430	$12,307	$10,757
07/20	$10,434	$12,514	$10,784
08/20	$10,436	$12,455	$10,785
09/20	$10,437	$12,458	$10,794
10/20	$10,438	$12,420	$10,785
11/20	$10,439	$12,608	$10,798
12/20	$10,449	$12,685	$10,808
01/21	$10,449	$12,765	$10,826
02/21	$10,450	$12,563	$10,822
03/21	$10,450	$12,640	$10,830
04/21	$10,450	$12,746	$10,838
05/21	$10,450	$12,784	$10,842
06/21	$10,450	$12,819	$10,841
07/21	$10,450	$12,926	$10,855
08/21	$10,451	$12,878	$10,853
09/21	$10,440	$12,785	$10,841
10/21	$10,441	$12,748	$10,839
11/21	$10,441	$12,856	$10,842
12/21	$10,441	$12,877	$10,841
01/22	$10,431	$12,525	$10,770
02/22	$10,431	$12,480	$10,756
03/22	$10,421	$12,075	$10,666
04/22	$10,412	$11,741	$10,623
05/22	$10,416	$11,916	$10,704
06/22	$10,422	$11,720	$10,707
07/22	$10,439	$12,030	$10,765
08/22	$10,441	$11,766	$10,680
09/22	$10,453	$11,315	$10,588
10/22	$10,472	$11,221	$10,602
11/22	$10,501	$11,746	$10,724
12/22	$10,527	$11,779	$10,718
01/23	$10,559	$12,118	$10,808
02/23	$10,575	$11,844	$10,717
03/23	$10,614	$12,106	$10,832
04/23	$10,632	$12,079	$10,801
05/23	$10,662	$11,974	$10,789
06/23	$10,693	$12,094	$10,840
07/23	$10,735	$12,142	$10,864
08/23	$10,768	$11,967	$10,875
09/23	$10,790	$11,616	$10,831
10/23	$10,824	$11,517	$10,860
11/23	$10,868	$12,249	$11,018
12/23	$10,904	$12,533	$11,082
01/24	$10,934	$12,469	$11,078
02/24	$10,965	$12,485	$11,095
03/24	$10,998	$12,485	$11,095
04/24	$11,032	$12,330	$11,096
05/24	$11,066	$12,294	$11,123
06/24	$11,100	$12,482	$11,186
07/24	$11,140	$12,596	$11,259
08/24	$11,173	$12,696	$11,333
09/24	$11,205	$12,821	$11,369
10/24	$11,238	$12,634	$11,340

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.82%	1.63%	1.17%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	4.42%	1.38%	1.26%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 723,228,512
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 1,274,112
InvestmentCompanyPortfolioTurnover		226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$723,228,512
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$1,274,112

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	5.6%
AA	14.5%
A	44.6%
BBB	28.5%
Not Rated	6.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	8.1%
Maryland Industrial Development Financing Authority, 5.260%, due 03/01/30	6.9%
Harris County Cultural Education Facilities Finance Corp., 3.770%, due 11/15/46	4.1%
JPMorgan Chase Putters/Drivers Trust, 4.550%, due 03/20/27	3.7%
Health Care Authority for Baptist Health, 4.660%, due 11/01/42	3.5%
Arkansas Development Finance Authority, 4.680%, due 09/01/44	3.5%
Iowa Finance Authority, 3.500%, due 12/01/46	3.5%
Florida Insurance Assistance Interlocal Agency, Inc., 3.990%, due 09/01/32	3.5%
County of Meade, 4.600%, due 08/01/61	3.4%
Central Bradford Progress Authority, 3.860%, due 12/01/41	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000210496
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A1
Trading Symbol		ATOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A1	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to state and local general obligation bonds and dedicated tax bonds contributed favorably to returns. Among individual holdings, Maryland Industrial Development Financing Authority’s bonds and Pennsylvania Higher Education bonds were notable contributors to performance. These issuers have continued to provide relatively attractive opportunities to investors through variable-rate demand bonds while maintaining stability in their balance sheet management. In terms of ratings, AA- and AAA-rated bonds added to relative performance.

What detracted from performance?

The Fund’s holdings in the other revenue, multi-family and public power sectors hurt performance. Within individual holdings, Black Belt Energy Gas District’s revenue bonds and New York Transnational Development Corporation’s bonds were among the negative contributors. Our allocation to short variable-rate securities led to the Fund’s underperformance during the period. While these bonds generally provide stability during volatile periods, this allocation underperformed, particularly during the strong bond performance in late 2023. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Class A1 with sales load	Bloomberg Municipal Bond Index	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
10/14	$9,951	$10,069	$10,004
11/14	$9,952	$10,086	$10,010
12/14	$9,954	$10,137	$10,004
01/15	$9,956	$10,317	$10,023
02/15	$9,957	$10,210	$10,027
03/15	$9,959	$10,240	$10,027
04/15	$9,961	$10,186	$10,027
05/15	$9,963	$10,158	$10,027
06/15	$9,956	$10,148	$10,027
07/15	$9,959	$10,222	$10,040
08/15	$9,962	$10,242	$10,057
09/15	$9,974	$10,316	$10,069
10/15	$9,977	$10,357	$10,080
11/15	$9,980	$10,398	$10,067
12/15	$9,981	$10,472	$10,065
01/16	$9,983	$10,596	$10,096
02/16	$9,984	$10,613	$10,112
03/16	$9,978	$10,647	$10,098
04/16	$9,991	$10,725	$10,109
05/16	$9,996	$10,754	$10,114
06/16	$9,999	$10,925	$10,132
07/16	$10,003	$10,932	$10,150
08/16	$10,007	$10,947	$10,134
09/16	$10,001	$10,892	$10,113
10/16	$10,006	$10,778	$10,120
11/16	$10,010	$10,376	$10,076
12/16	$10,014	$10,497	$10,096
01/17	$10,018	$10,567	$10,132
02/17	$10,023	$10,640	$10,166
03/17	$10,028	$10,663	$10,166
04/17	$10,034	$10,741	$10,182
05/17	$10,040	$10,911	$10,201
06/17	$10,046	$10,872	$10,192
07/17	$10,061	$10,960	$10,217
08/17	$10,067	$11,043	$10,240
09/17	$10,072	$10,987	$10,227
10/17	$10,068	$11,014	$10,228
11/17	$10,074	$10,955	$10,182
12/17	$10,082	$11,069	$10,189
01/18	$10,091	$10,939	$10,217
02/18	$10,098	$10,906	$10,235
03/18	$10,107	$10,947	$10,227
04/18	$10,118	$10,908	$10,218
05/18	$10,128	$11,033	$10,252
06/18	$10,148	$11,042	$10,288
07/18	$10,156	$11,069	$10,309
08/18	$10,156	$11,097	$10,306
09/18	$10,167	$11,025	$10,286
10/18	$10,178	$10,957	$10,295
11/18	$10,189	$11,079	$10,327
12/18	$10,202	$11,211	$10,366
01/19	$10,223	$11,296	$10,398
02/19	$10,234	$11,357	$10,422
03/19	$10,245	$11,536	$10,450
04/19	$10,257	$11,579	$10,458
05/19	$10,268	$11,739	$10,497
06/19	$10,280	$11,782	$10,529
07/19	$10,289	$11,877	$10,564
08/19	$10,298	$12,065	$10,579
09/19	$10,307	$11,968	$10,557
10/19	$10,316	$11,989	$10,587
11/19	$10,323	$12,019	$10,606
12/19	$10,331	$12,056	$10,621
01/20	$10,336	$12,273	$10,659
02/20	$10,342	$12,431	$10,680
03/20	$10,363	$11,980	$10,627
04/20	$10,366	$11,830	$10,652
05/20	$10,363	$12,206	$10,757
06/20	$10,389	$12,307	$10,757
07/20	$10,393	$12,514	$10,784
08/20	$10,396	$12,455	$10,785
09/20	$10,397	$12,458	$10,794
10/20	$10,398	$12,420	$10,785
11/20	$10,398	$12,608	$10,798
12/20	$10,399	$12,685	$10,808
01/21	$10,409	$12,765	$10,826
02/21	$10,409	$12,563	$10,822
03/21	$10,409	$12,640	$10,830
04/21	$10,410	$12,746	$10,838
05/21	$10,410	$12,784	$10,842
06/21	$10,410	$12,819	$10,841
07/21	$10,410	$12,926	$10,855
08/21	$10,410	$12,878	$10,853
09/21	$10,400	$12,785	$10,841
10/21	$10,400	$12,748	$10,839
11/21	$10,400	$12,856	$10,842
12/21	$10,401	$12,877	$10,841
01/22	$10,380	$12,525	$10,770
02/22	$10,380	$12,480	$10,756
03/22	$10,370	$12,075	$10,666
04/22	$10,372	$11,741	$10,623
05/22	$10,376	$11,916	$10,704
06/22	$10,382	$11,720	$10,707
07/22	$10,388	$12,030	$10,765
08/22	$10,401	$11,766	$10,680
09/22	$10,413	$11,315	$10,588
10/22	$10,421	$11,221	$10,602
11/22	$10,461	$11,746	$10,724
12/22	$10,486	$11,779	$10,718
01/23	$10,508	$12,118	$10,808
02/23	$10,534	$11,844	$10,717
03/23	$10,563	$12,106	$10,832
04/23	$10,590	$12,079	$10,801
05/23	$10,621	$11,974	$10,789
06/23	$10,652	$12,094	$10,840
07/23	$10,682	$12,142	$10,864
08/23	$10,716	$11,967	$10,875
09/23	$10,748	$11,616	$10,831
10/23	$10,783	$11,517	$10,860
11/23	$10,826	$12,249	$11,018
12/23	$10,862	$12,533	$11,082
01/24	$10,892	$12,469	$11,078
02/24	$10,923	$12,485	$11,095
03/24	$10,955	$12,485	$11,095
04/24	$10,990	$12,330	$11,096
05/24	$11,023	$12,294	$11,123
06/24	$11,056	$12,482	$11,186
07/24	$11,086	$12,596	$11,259
08/24	$11,130	$12,696	$11,333
09/24	$11,162	$12,821	$11,369
10/24	$11,184	$12,634	$11,340

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A1 without sales load	3.72%	1.63%	1.17%
Class A1 with sales load - 0.50%	3.21%	1.53%	1.12%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	4.42%	1.38%	1.26%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 723,228,512
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 1,274,112
InvestmentCompanyPortfolioTurnover		226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$723,228,512
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$1,274,112

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	5.6%
AA	14.5%
A	44.6%
BBB	28.5%
Not Rated	6.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	8.1%
Maryland Industrial Development Financing Authority, 5.260%, due 03/01/30	6.9%
Harris County Cultural Education Facilities Finance Corp., 3.770%, due 11/15/46	4.1%
JPMorgan Chase Putters/Drivers Trust, 4.550%, due 03/20/27	3.7%
Health Care Authority for Baptist Health, 4.660%, due 11/01/42	3.5%
Arkansas Development Finance Authority, 4.680%, due 09/01/44	3.5%
Iowa Finance Authority, 3.500%, due 12/01/46	3.5%
Florida Insurance Assistance Interlocal Agency, Inc., 3.990%, due 09/01/32	3.5%
County of Meade, 4.600%, due 08/01/61	3.4%
Central Bradford Progress Authority, 3.860%, due 12/01/41	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature
C000199222
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		ATOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at abrdn.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period.

What contributed to performance?

The Fund’s exposures to state and local general obligation bonds and dedicated tax bonds contributed favorably to returns. Among individual holdings, Maryland Industrial Development Financing Authority’s bonds and Pennsylvania Higher Education bonds were notable contributors to performance. These issuers have continued to provide relatively attractive opportunities to investors through variable-rate demand bonds while maintaining stability in their balance sheet management. In terms of ratings, AA- and AAA-rated bonds added to relative performance.

What detracted from performance?

The Fund’s holdings in the other revenue, multi-family and public power sectors hurt performance. Within individual holdings, Black Belt Energy Gas District’s revenue bonds and New York Transnational Development Corporation’s bonds were among the negative contributors. Our allocation to short variable-rate securities led to the Fund’s underperformance during the period. While these bonds generally provide stability during volatile periods, this allocation underperformed, particularly during the strong bond performance in late 2023. In terms of ratings, A-rated bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,000,357	$1,001,730	$1,000,614
12/14	$1,000,729	$1,006,784	$1,000,064
01/15	$1,001,113	$1,024,628	$1,001,967
02/15	$1,001,502	$1,014,059	$1,002,302
03/15	$1,001,839	$1,016,987	$1,002,330
04/15	$1,002,234	$1,011,652	$1,002,349
05/15	$1,002,700	$1,008,857	$1,002,314
06/15	$1,003,173	$1,007,937	$1,002,289
07/15	$1,003,665	$1,015,238	$1,003,657
08/15	$1,004,165	$1,017,232	$1,005,320
09/15	$1,004,670	$1,024,601	$1,006,549
10/15	$1,005,153	$1,028,674	$1,007,587
11/15	$1,005,617	$1,032,764	$1,006,327
12/15	$1,005,963	$1,040,020	$1,006,163
01/16	$1,006,340	$1,052,429	$1,009,253
02/16	$1,006,738	$1,054,085	$1,010,837
03/16	$1,007,247	$1,057,423	$1,009,412
04/16	$1,007,843	$1,065,199	$1,010,532
05/16	$1,008,485	$1,068,080	$1,011,042
06/16	$1,009,080	$1,085,071	$1,012,796
07/16	$1,009,663	$1,085,734	$1,014,568
08/16	$1,010,265	$1,087,199	$1,013,043
09/16	$1,009,922	$1,081,773	$1,010,881
10/16	$1,011,609	$1,070,424	$1,011,594
11/16	$1,011,173	$1,030,502	$1,007,200
12/16	$1,011,791	$1,042,600	$1,009,184
01/17	$1,013,448	$1,049,474	$1,012,857
02/17	$1,014,115	$1,056,761	$1,016,185
03/17	$1,014,855	$1,059,055	$1,016,172
04/17	$1,015,696	$1,066,740	$1,017,791
05/17	$1,016,500	$1,083,670	$1,019,694
06/17	$1,017,317	$1,079,783	$1,018,827
07/17	$1,018,102	$1,088,519	$1,021,275
08/17	$1,018,847	$1,096,803	$1,023,573
09/17	$1,019,605	$1,091,226	$1,022,353
10/17	$1,020,409	$1,093,890	$1,022,453
11/17	$1,021,234	$1,088,033	$1,017,841
12/17	$1,021,250	$1,099,405	$1,018,513
01/18	$1,023,366	$1,086,462	$1,021,349
02/18	$1,024,320	$1,083,215	$1,023,101
03/18	$1,025,444	$1,087,213	$1,022,342
04/18	$1,026,772	$1,083,333	$1,021,414
05/18	$1,028,022	$1,095,739	$1,024,784
06/18	$1,029,145	$1,096,674	$1,028,389
07/18	$1,030,142	$1,099,335	$1,030,529
08/18	$1,031,405	$1,102,158	$1,030,158
09/18	$1,032,683	$1,095,023	$1,028,184
10/18	$1,034,046	$1,088,280	$1,029,090
11/18	$1,035,465	$1,100,325	$1,032,323
12/18	$1,036,945	$1,113,500	$1,036,203
01/19	$1,038,244	$1,121,917	$1,039,425
02/19	$1,039,528	$1,127,924	$1,041,783
03/19	$1,040,881	$1,145,754	$1,044,633
04/19	$1,042,363	$1,150,060	$1,045,403
05/19	$1,043,705	$1,165,915	$1,049,295
06/19	$1,045,090	$1,170,220	$1,052,539
07/19	$1,046,249	$1,179,651	$1,056,008
08/19	$1,047,391	$1,198,258	$1,057,498
09/19	$1,048,532	$1,188,653	$1,055,280
10/19	$1,049,657	$1,190,783	$1,058,315
11/19	$1,050,585	$1,193,761	$1,060,152
12/19	$1,051,573	$1,197,406	$1,061,720
01/20	$1,052,370	$1,218,919	$1,065,461
02/20	$1,053,181	$1,234,638	$1,067,620
03/20	$1,055,476	$1,189,854	$1,062,302
04/20	$1,056,000	$1,174,921	$1,064,751
05/20	$1,057,007	$1,212,297	$1,075,274
06/20	$1,057,815	$1,222,275	$1,075,263
07/20	$1,059,507	$1,242,861	$1,077,958
08/20	$1,059,974	$1,237,029	$1,078,133
09/20	$1,059,249	$1,237,291	$1,078,940
10/20	$1,059,564	$1,233,575	$1,078,072
11/20	$1,060,876	$1,252,190	$1,079,421
12/20	$1,061,121	$1,259,818	$1,080,384
01/21	$1,061,323	$1,267,846	$1,082,169
02/21	$1,061,451	$1,247,702	$1,081,812
03/21	$1,061,483	$1,255,397	$1,082,595
04/21	$1,061,555	$1,265,927	$1,083,341
05/21	$1,061,606	$1,269,704	$1,083,774
06/21	$1,061,655	$1,273,190	$1,083,718
07/21	$1,061,673	$1,283,750	$1,085,076
08/21	$1,061,693	$1,279,038	$1,084,853
09/21	$1,061,720	$1,269,808	$1,083,726
10/21	$1,061,740	$1,266,095	$1,083,491
11/21	$1,061,767	$1,276,873	$1,083,805
12/21	$1,060,733	$1,278,933	$1,083,715
01/22	$1,059,697	$1,243,925	$1,076,546
02/22	$1,059,783	$1,239,469	$1,075,164
03/22	$1,058,918	$1,199,289	$1,066,218
04/22	$1,058,213	$1,166,117	$1,061,920
05/22	$1,058,864	$1,183,440	$1,070,007
06/22	$1,060,721	$1,164,057	$1,070,316
07/22	$1,061,631	$1,194,813	$1,076,092
08/22	$1,063,123	$1,168,627	$1,067,573
09/22	$1,063,534	$1,123,774	$1,058,381
10/22	$1,065,665	$1,114,429	$1,059,747
11/22	$1,068,839	$1,166,554	$1,071,963
12/22	$1,071,688	$1,169,894	$1,071,432
01/23	$1,075,246	$1,203,500	$1,080,425
02/23	$1,078,101	$1,176,286	$1,071,292
03/23	$1,081,241	$1,202,385	$1,082,793
04/23	$1,084,316	$1,199,638	$1,079,658
05/23	$1,087,636	$1,189,242	$1,078,480
06/23	$1,091,066	$1,201,155	$1,083,615
07/23	$1,094,414	$1,205,907	$1,085,946
08/23	$1,098,037	$1,188,547	$1,087,122
09/23	$1,101,592	$1,153,712	$1,082,638
10/23	$1,105,366	$1,143,894	$1,085,619
11/23	$1,108,991	$1,216,510	$1,101,345
12/23	$1,113,933	$1,244,784	$1,107,779
01/24	$1,117,288	$1,238,426	$1,107,415
02/24	$1,120,641	$1,240,017	$1,109,122
03/24	$1,124,211	$1,239,978	$1,109,044
04/24	$1,127,990	$1,224,621	$1,109,181
05/24	$1,131,706	$1,221,029	$1,111,864
06/24	$1,135,317	$1,239,745	$1,118,149
07/24	$1,138,597	$1,251,044	$1,125,503
08/24	$1,142,178	$1,260,911	$1,132,880
09/24	$1,145,733	$1,273,373	$1,136,442
10/24	$1,149,336	$1,254,806	$1,133,601

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.98%	1.83%	1.40%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	4.42%	1.38%	1.26%

No Deduction of Taxes [Text Block]		Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective as of February 29, 2024.

Material Change Date	Nov. 01, 2023
AssetsNet		$ 723,228,512
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 1,274,112
InvestmentCompanyPortfolioTurnover		226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	$723,228,512
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	226%
Total Advisory Fees Paid	$1,274,112

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	5.6%
AA	14.5%
A	44.6%
BBB	28.5%
Not Rated	6.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.390%, due 11/01/32	8.1%
Maryland Industrial Development Financing Authority, 5.260%, due 03/01/30	6.9%
Harris County Cultural Education Facilities Finance Corp., 3.770%, due 11/15/46	4.1%
JPMorgan Chase Putters/Drivers Trust, 4.550%, due 03/20/27	3.7%
Health Care Authority for Baptist Health, 4.660%, due 11/01/42	3.5%
Arkansas Development Finance Authority, 4.680%, due 09/01/44	3.5%
Iowa Finance Authority, 3.500%, due 12/01/46	3.5%
Florida Insurance Assistance Interlocal Agency, Inc., 3.990%, due 09/01/32	3.5%
County of Meade, 4.600%, due 08/01/61	3.4%
Central Bradford Progress Authority, 3.860%, due 12/01/41	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Material Fund Change Expenses [Text Block]

Effective February 29, 2004, the Fund's management fee changed from 0.65% on assets up to $250 million and 0.60% on assets of $250 million and more to 0.55% on assets up to $250 million and 0.40% on assets of $250 million and more.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2023. For more information, you may refer to the Fund's next prospectus, which we expect to be available by February 28, 2025 at abrdn.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		abrdn.com/us/literature